UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:   September 30, 2005

Date of reporting period:  March 31, 2006

ITEM 1. REPORT TO SHAREHOLDERS


TABLE OF CONTENTS

                                Master Portfolios
Portfolio of Investments
--------------------------------------------------------------------------------
   C&B Large Cap Value Portfolio ..........................................   75
   Disciplined Growth Portfolio ...........................................   80
   Equity Income Portfolio ................................................   85
   Equity Value Portfolio .................................................   91
   Index Portfolio ........................................................   97
   International Core Portfolio ...........................................  114
   International Growth Portfolio .........................................  118
   International Index Portfolio ..........................................  122
   International Value Portfolio ..........................................  149
   Large Cap Appreciation Portfolio .......................................  154
   Large Company Growth Portfolio .........................................  160
   Small Cap Index Portfolio ..............................................  164
   Small Company Growth Portfolio .........................................  184
   Small Company Value Portfolio ..........................................  192
   Strategic Small Cap Value Portfolio ....................................  199

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................  208
   Statements of Operations ...............................................  212
   Statements of Changes in Net Assets ....................................  216
   Financial Highlights ...................................................  222
   Notes to Financial Highlights ..........................................  224
Notes to Financial Statements .............................................  225
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................  231
--------------------------------------------------------------------------------
List of Abbreviations .....................................................  237
--------------------------------------------------------------------------------

              -----------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
              -----------------------------------------------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 95.01%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.36%
        435,900    JONES APPAREL GROUP INCORPORATED                                                                 $    15,417,783
        208,400    VF CORPORATION                                                                                        11,857,960

                                                                                                                         27,275,743
                                                                                                                    ---------------

BUSINESS SERVICES - 7.71%
            122    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                               1,167
        369,800    MANPOWER INCORPORATED                                                                                 21,145,164
        749,000    MICROSOFT CORPORATION                                                                                 20,380,290
        251,800    OMNICOM GROUP INCORPORATED                                                                            20,962,350

                                                                                                                         62,488,971
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 5.58%
        565,700    AVON PRODUCTS INCORPORATED                                                                            17,632,869
        337,300    COLGATE-PALMOLIVE COMPANY                                                                             19,259,830
        236,100    MERCK & COMPANY INCORPORATED                                                                           8,317,803

                                                                                                                         45,210,502
                                                                                                                    ---------------

COMMUNICATIONS - 4.63%
        555,000    COMCAST CORPORATION CLASS A+                                                                          14,496,600
      1,103,000    VODAFONE GROUP PLC ADR<<                                                                              23,052,700

                                                                                                                         37,549,300
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 8.07%
        609,000    BANK OF AMERICA CORPORATION<<                                                                         27,733,860
        362,600    JP MORGAN CHASE & COMPANY                                                                             15,098,664
        374,270    STATE STREET CORPORATION                                                                              22,617,136

                                                                                                                         65,449,660
                                                                                                                    ---------------

EATING & DRINKING PLACES - 5.26%
        604,000    ARAMARK CORPORATION CLASS B                                                                           17,842,160
        721,600    MCDONALD'S CORPORATION                                                                                24,794,176

                                                                                                                         42,636,336
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.20%
        722,120    AMERICAN POWER CONVERSION CORPORATION                                                                 16,688,193
        668,300    FLEXTRONICS INTERNATIONAL LIMITED+                                                                     6,916,905
        697,100    MOLEX INCORPORATED CLASS A                                                                            20,717,812
        680,700    NOKIA OYJ ADR                                                                                         14,104,104

                                                                                                                         58,427,014
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.44%
        228,000    QUEST DIAGNOSTICS INCORPORATED                                                                        11,696,400
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 3.11%
        290,100    ANHEUSER-BUSCH COMPANIES INCORPORATED<<                                                               12,407,577
        201,500    DIAGEO PLC ADR<<                                                                                      12,781,145

                                                                                                                         25,188,722
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GENERAL MERCHANDISE STORES - 1.41%
        820,200    BIG LOTS INCORPORATED+                                                                           $    11,449,992
                                                                                                                    ---------------

HEALTH SERVICES - 1.63%
        289,000    HCA INCORPORATED                                                                                      13,233,310
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 2.46%
          6,630    BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                              19,969,560
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.27%
        535,800    DOVER CORPORATION                                                                                     26,018,448
        213,800    EATON CORPORATION                                                                                     15,600,986
        403,000    PITNEY BOWES INCORPORATED                                                                             17,300,790

                                                                                                                         58,920,224
                                                                                                                    ---------------

INSURANCE CARRIERS - 4.80%
        361,800    ALLSTATE CORPORATION                                                                                  18,853,398
        334,000    MBIA INCORPORATED                                                                                     20,083,420

                                                                                                                         38,936,818
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.02%
        450,600    BAXTER INTERNATIONAL INCORPORATED                                                                     17,487,786
        135,000    BECTON DICKINSON & COMPANY                                                                             8,313,300
        646,000    BOSTON SCIENTIFIC CORPORATION+<<                                                                      14,890,300

                                                                                                                         40,691,386
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.33%
        588,000    HASBRO INCORPORATED                                                                                   12,406,800
        174,500    JOHNSON & JOHNSON                                                                                     10,333,890
        760,500    TYCO INTERNATIONAL LIMITED                                                                            20,442,240

                                                                                                                         43,182,930
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 1.45%
        418,685   ZALE CORPORATION+                                                                                      11,735,741
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 6.26%
        441,000   AMERICAN EXPRESS COMPANY                                                                               23,174,550
        446,000   COUNTRYWIDE FINANCIAL CORPORATION                                                                      16,368,200
        184,000   FREDDIE MAC                                                                                            11,224,000

                                                                                                                         50,766,750
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 2.32%
        325,299    KIMBERLY-CLARK CORPORATION                                                                            18,802,282
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.76%
        382,300    EXXON MOBIL CORPORATION                                                                               23,266,778
        246,100    ROYAL DUTCH SHELL PLC ADR CLASS A                                                                     15,322,186

                                                                                                                         38,588,964
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PRIMARY METAL INDUSTRIES - 1.28%
        202,600    HUBBELL INCORPORATED CLASS B                                                                     $    10,385,276
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.94%
        262,400    GANNETT COMPANY INCORPORATED                                                                          15,723,008
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.66%
        210,600    GENERAL DYNAMICS CORPORATION                                                                          13,474,188
                                                                                                                    ---------------

WATER TRANSPORTATION - 1.06%
        182,000    CARNIVAL CORPORATION<<                                                                                 8,621,340
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $734,869,870)                                                                                 770,404,417
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 11.20%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
         31,360    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    31,360
         23,762    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           23,762

                                                                                                                             55,122
                                                                                                                    ---------------


PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 11.19%
$       328,700    AMERICAN GENERAL FINANCE CORPORATION+/-                                4.78%       04/13/2007            328,835
        136,849    APRECO LLC                                                             4.62        05/15/2006            136,084
        299,519    APRECO LLC                                                             4.94        06/15/2006            296,569
        182,611    ASPEN FUNDING CORPORATION                                              4.92        04/03/2006            182,611
      1,826,112    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                        4.62        11/03/2006          1,826,112
        205,584    ATLAS CAPITAL FUNDING LIMITED                                          4.80        04/17/2006            205,203
        438,267    ATLAS CAPITAL FUNDING LIMITED                                          4.62        05/15/2006            435,817
        913,056    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.80        10/20/2006            913,056
        913,056    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.80        12/22/2006            913,056
        146,089    ATOMIUM FUNDING CORPORATION                                            4.53        04/12/2006            145,915
        126,696    BETA FINANCE INCORPORATED SERIES MTN+/-                                4.88        06/02/2006            126,712
     18,188,077    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $18,195,549)                                           4.93        04/03/2006         18,188,077
        542,136    BUCKINGHAM CDO LLC++                                                   4.60        04/06/2006            541,919
      1,777,391    BUCKINGHAM CDO LLC                                                     4.82        04/21/2006          1,773,161
        913,056    BUCKINGHAM CDO LLC                                                     4.82        04/25/2006            910,399
        949,578    BUCKINGHAM II CDO LLC++                                                4.83        04/25/2006            946,815
      3,652,224    BUCKINGHAM II CDO LLC                                                  4.83        04/26/2006          3,641,121
      1,095,667    CAIRN HIGH GRADE FUNDING I                                             4.59        04/06/2006          1,095,229
         87,653    CAIRN HIGH GRADE FUNDING I                                             4.71        04/26/2006             87,387
      1,533,934    CAIRN HIGH GRADE FUNDING I                                             4.83        04/27/2006          1,529,072
        913,056    CAIRN HIGH GRADE FUNDING I++                                           4.83        05/02/2006            909,559
        474,789    CAIRN HIGH GRADE FUNDING I                                             4.77        05/10/2006            472,453
      1,836,521    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.78        04/05/2006          1,836,043
        504,007    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.69        05/08/2006            501,658
        162,414    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.70        05/10/2006            161,615
        730,445    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.72        05/12/2006            726,654

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       365,222    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.90%       06/07/2006    $       362,019
        972,039    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    4.92        06/12/2006            962,854
      2,008,723    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.72        04/12/2006          2,008,723
        365,222    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.75        04/18/2007            365,222
      1,285,583    CONSOLIDATED EDISON INCORPORATED                                       4.90        04/03/2006          1,285,583
         91,306    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                       4.81        04/13/2006             91,185
      1,132,190    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                     4.92        05/04/2006          1,131,623
        913,056    CULLINAN FINANCE CORPORATION+/-                                        4.71        11/15/2006            913,020
        730,445    DEER VALLEY FUNDING LLC++                                              4.51        04/10/2006            729,766
        933,326    DEER VALLEY FUNDING LLC                                                4.81        04/17/2006            931,599
      2,225,191    DEER VALLEY FUNDING LLC                                                4.83        04/19/2006          2,220,473
        474,789    DEER VALLEY FUNDING LLC                                                4.80        05/03/2006            472,904
      1,826,112    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,826,849)                                            4.84        04/03/2006          1,826,112
      1,749,014    EIFFEL FUNDING LLC                                                     4.91        04/03/2006          1,749,014
        109,567    EIFFEL FUNDING LLC                                                     4.78        04/17/2006            109,364
      1,315,568    EUREKA SECURITIZATION INCORPORATED                                     4.88        05/16/2006          1,308,043
         30,094    GALLEON CAPITAL LLC                                                    4.65        04/03/2006             30,094
         54,783    GEMINI SECURITIZATION INCORPORATED                                     4.90        05/24/2006             54,410
        876,534    GOLDMAN SACHS GROUP INCORPORATED+/-                                    4.97        06/30/2006            876,534
      2,616,819    HARRIER FINANCE FUNDING LLC                                            4.62        04/03/2006          2,616,819
        584,356    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.03        06/06/2006            584,356
      7,334,023    JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $7,337,036)                                            4.93        04/03/2006          7,334,023
         47,479    K2 (USA) LLC                                                           4.63        05/02/2006             47,297
        168,915    K2 (USA) LLC SERIES MTN+/-                                             4.87        07/24/2006            168,958
        547,834    KAUPTHING BANK HF SERIES MTN+/-++                                      4.84        03/20/2007            547,724
         73,044    KLIO II FUNDING CORPORATION                                            4.58        04/05/2006             73,026
         88,019    KLIO III FUNDING CORPORATION                                           4.69        04/19/2006             87,832
         36,522    LEXINGTON PARKER CAPITAL CORPORATION                                   4.62        05/02/2006             36,382
        138,638    LEXINGTON PARKER CAPITAL CORPORATION                                   4.69        05/10/2006            137,956
        913,056    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                 4.81        05/26/2006            913,111
         73,044    LINKS FINANCE LLC SERIES MTN1+/-                                       4.68        09/12/2006             73,045
        219,133    LIQUID FUNDING LIMITED+/-                                              4.94        04/24/2006            219,142
        840,012    LIQUID FUNDING LIMITED+/-                                              4.71        08/14/2006            840,012
        547,834    LIQUID FUNDING LIMITED+/-                                              4.61        12/01/2006            547,834
        219,133    LIQUID FUNDING LIMITED SERIES MTN+/-                                   4.83        02/20/2007            219,123
        365,222    MBIA GLOBAL FUNDING LLC+/-                                             4.78        02/20/2007            365,201
      1,835,243    MERRILL LYNCH & COMPANY SERIES MTN+/-                                  4.80        10/27/2006          1,836,619
      1,095,667    MORGAN STANLEY+/-                                                      4.94        10/10/2006          1,095,667
        168,915    MORGAN STANLEY SERIES EXL+/-                                           4.78        08/13/2010            168,961
        628,876    MORTGAGE INTEREST NET TRUST                                            4.68        04/03/2006            628,876
        825,403    MORTGAGE INTEREST NET TRUST                                            4.78        05/03/2006            822,126
         36,522    NATIONWIDE BUILDING SOC+/-                                             4.74        07/21/2006             36,540
        805,425    NEWPORT FUNDING CORPORATION                                            4.92        04/03/2006            805,425

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,105,857    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              4.78%       04/03/2006    $     1,105,857
      1,278,278    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.68        04/04/2006          1,278,112
        162,816    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.93        06/26/2006            160,970
         69,392    NORDEA NORTH AMERICA INCORPORATED                                      4.89        05/15/2006             69,004
      1,926,548    NORTHERN ROCK PLC+/-                                                   4.63        04/21/2006          1,926,279
        144,372    NORTHERN ROCK PLC                                                      4.69        04/24/2006            143,971
      1,826,112    NORTHERN ROCK PLC+/-                                                   4.66        02/05/2007          1,826,130
        147,732    RACERS TRUST 2004-6-MM+/-                                              4.79        05/22/2006            147,753
         36,522    SCALDIS CAPITAL LIMITED                                                4.93        06/15/2006             36,163
        146,089    TANGO FINANCE CORPORATION                                              4.95        06/21/2006            144,532
        422,307    TANGO FINANCE CORPORATION SERIES MTN+/-                                4.87        10/25/2006            422,446
        211,135    TRAVELERS INSURANCE COMPANY+/-                                         4.77        02/09/2007            211,131
        913,056    UNICREDITO ITALIANO SERIES LIB+/-                                      4.70        03/09/2007            913,001
        913,056    UNICREDITO ITALIANO SERIES YCD+/-                                      4.47        04/03/2006            913,056
      1,387,845    US BANK NA SERIES BKNT+/-                                              4.66        07/28/2006          1,387,887
        365,222    WHISTLEJACKET CAPITAL LIMITED+/-                                       4.65        06/09/2006            365,222
         36,522    WHITE PINE FINANCE LLC                                                 4.64        04/18/2006             36,450
        182,611    WHITE PINE FINANCE LLC                                                 4.82        05/05/2006            181,833
        149,084    WHITE PINE FINANCE LLC                                                 4.84        05/25/2006            148,048
        112,196    WHITE PINE FINANCE LLC                                                 4.93        06/20/2006            111,015
        963,785    WHITE PINE FINANCE LLC                                                 4.93        06/22/2006            953,377
        913,056    WHITE PINE FINANCE LLC+/-                                              4.70        07/17/2006            913,056
        876,534    WHITE PINE FINANCE LLC SERIES MTN1+/-                                  4.81        06/12/2006            876,613

                                                                                                                         90,737,635
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $90,792,757)                                                               90,792,757
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 4.87%
     39,523,765    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                            39,523,765
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $39,523,765)                                                                          39,523,765
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES

(COST $865,186,392)*                           111.08%                                                              $   900,720,939
OTHER ASSETS AND LIABILITIES, NET              (11.08)                                                                  (89,831,874)
                                               ------                                                               ---------------

TOTAL NET ASSETS                               100.00%                                                              $   810,889,065
                                               ======                                                               ===============


+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $39,523,765.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.49%

APPAREL & ACCESSORY STORES - 3.00%
        144,600    NORDSTROM INCORPORATED                                                                           $     5,665,428
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 4.65%
        100,000    FASTENAL COMPANY                                                                                       4,734,000
         95,700    HOME DEPOT INCORPORATED                                                                                4,048,110

                                                                                                                          8,782,110
                                                                                                                    ---------------

BUSINESS SERVICES - 14.60%
        104,000    ADOBE SYSTEMS INCORPORATED<<                                                                           3,631,680
         96,100    CHECKFREE CORPORATION<<+                                                                               4,853,050
         55,000    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    3,271,950
        152,000    ELECTRONIC DATA SYSTEMS CORPORATION<<                                                                  4,078,160
        232,900    MICROSOFT CORPORATION                                                                                  6,337,209
        139,300    ROBERT HALF INTERNATIONAL INCORPORATED                                                                 5,378,373

                                                                                                                         27,550,422
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 10.47%
         49,600    GENENTECH INCORPORATED+                                                                                4,191,696
         50,000    GENZYME CORPORATION+                                                                                   3,361,000
        105,100    GILEAD SCIENCES INCORPORATED+                                                                          6,539,322
         98,300    PROCTER & GAMBLE COMPANY                                                                               5,664,046

                                                                                                                         19,756,064
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.49%
        109,000    AMPHENOL CORPORATION CLASS A                                                                           5,687,620
        259,600    CISCO SYSTEMS INCORPORATED+                                                                            5,625,532
         50,700    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               4,349,553
         74,000    MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                               2,749,100
        112,000    TEXAS INSTRUMENTS INCORPORATED                                                                         3,636,640
        133,600    XILINX INCORPORATED<<                                                                                  3,401,456

                                                                                                                         25,449,901
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.12%
         49,600    FORTUNE BRANDS INCORPORATED                                                                            3,999,248
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 2.00%
         65,200    PEPSICO INCORPORATED                                                                                   3,767,908
                                                                                                                    ---------------

HEALTH SERVICES - 2.23%
         70,000    DAVITA INCORPORATED+                                                                                   4,214,700
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.30%
         74,100    3M COMPANY                                                                                             5,608,629
        216,300    APPLIED MATERIALS INCORPORATED                                                                         3,787,413
        259,000    EMC CORPORATION+                                                                                       3,530,170
         75,400    NATIONAL-OILWELL VARCO INCORPORATED<<+                                                                 4,834,648
         62,000    SANDISK CORPORATION+                                                                                   3,566,240

                                                                                                                         21,327,100
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS - 5.95%
         49,700    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                   $     4,003,335
         51,400    PRUDENTIAL FINANCIAL INCORPORATED                                                                      3,896,634
         59,600    UNITEDHEALTH GROUP INCORPORATED                                                                        3,329,256

                                                                                                                         11,229,225
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 2.76%
        150,600    COACH INCORPORATED<<+                                                                                  5,207,748
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 2.51%
         87,750    COVENTRY HEALTH CARE INCORPORATED+                                                                     4,736,745
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.52%
         80,200    JOHNSON & JOHNSON                                                                                      4,749,444
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 2.89%
         62,000    EXPRESS SCRIPTS INCORPORATED<<+                                                                        5,449,800
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 2.19%
         49,500    BURLINGTON NORTHERN SANTA FE CORPORATION                                                               4,124,835
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.70%
         36,700    BEAR STEARNS COMPANIES INCORPORATED                                                                    5,090,290
        219,800    CHARLES SCHWAB CORPORATION                                                                             3,782,759
         40,000    FRANKLIN RESOURCES INCORPORATED                                                                        3,769,600

                                                                                                                         12,642,649
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 2.78%
        195,000    CORNING INCORPORATED<<+                                                                                5,247,450
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 2.15%
         36,000    FEDEX CORPORATION                                                                                      4,065,840
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 4.18%
         53,000    BOEING COMPANY                                                                                         4,130,290
         65,000    UNITED TECHNOLOGIES CORPORATION                                                                        3,768,050

                                                                                                                          7,898,340
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $150,402,437)                                                                                 185,864,957
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 9.66%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
          6,300    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     6,300
          4,773    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            4,773

                                                                                                                             11,073
                                                                                                                    ---------------

PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 9.65%
$        66,028    AMERICAN GENERAL FINANCE CORPORATION+/-                                4.78%       04/13/2007       66,056
         27,490    APRECO LLC                                                             4.62        05/15/2006       27,336
         60,167    APRECO LLC                                                             4.94        06/15/2006       59,574
         36,683    ASPEN FUNDING CORPORATION                                              4.92        04/03/2006       36,683

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       366,825    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                        4.62%       11/03/2006    $       366,825
         41,297    ATLAS CAPITAL FUNDING LIMITED                                          4.80        04/17/2006             41,221
         88,038    ATLAS CAPITAL FUNDING LIMITED                                          4.62        05/15/2006             87,546
        183,412    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.80        10/20/2006            183,412
        183,412    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.80        12/22/2006            183,412
         29,346    ATOMIUM FUNDING CORPORATION                                            4.53        04/12/2006             29,311
         25,450    BETA FINANCE INCORPORATED SERIES MTN+/-                                4.88        06/02/2006             25,454
      3,653,576    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $3,655,077)                                            4.93        04/03/2006          3,653,576
        108,903    BUCKINGHAM CDO LLC++                                                   4.60        04/06/2006            108,859
        357,038    BUCKINGHAM CDO LLC                                                     4.82        04/21/2006            356,188
        183,412    BUCKINGHAM CDO LLC                                                     4.82        04/25/2006            182,879
        190,749    BUCKINGHAM II CDO LLC++                                                4.83        04/25/2006            190,194
        733,650    BUCKINGHAM II CDO LLC                                                  4.83        04/26/2006            731,420
        220,095    CAIRN HIGH GRADE FUNDING I                                             4.59        04/06/2006            220,007
         17,608    CAIRN HIGH GRADE FUNDING I                                             4.71        04/26/2006             17,554
        308,133    CAIRN HIGH GRADE FUNDING I                                             4.83        04/27/2006            307,156
        183,412    CAIRN HIGH GRADE FUNDING I++                                           4.83        05/02/2006            182,710
         95,374    CAIRN HIGH GRADE FUNDING I                                             4.77        05/10/2006             94,905
        368,916    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.78        04/05/2006            368,820
        101,244    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.69        05/08/2006            100,772
         32,625    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.70        05/10/2006             32,465
        146,730    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.72        05/12/2006            145,968
         73,365    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.90        06/07/2006             72,722
        195,261    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    4.92        06/12/2006            193,416
        403,507    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.72        04/12/2006            403,507
         73,365    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.75        04/18/2007             73,365
        258,245    CONSOLIDATED EDISON INCORPORATED                                       4.90        04/03/2006            258,245
         18,341    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                       4.81        04/13/2006             18,317
        227,431    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                     4.92        05/04/2006            227,318
        183,412    CULLINAN FINANCE CORPORATION+/-                                        4.71        11/15/2006            183,405
        146,730    DEER VALLEY FUNDING LLC++                                              4.51        04/10/2006            146,594
        187,484    DEER VALLEY FUNDING LLC                                                4.81        04/17/2006            187,137
        446,991    DEER VALLEY FUNDING LLC                                                4.83        04/19/2006            446,043
         95,374    DEER VALLEY FUNDING LLC                                                4.80        05/03/2006             94,996
        366,825    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $366,973)                                              4.84        04/03/2006            366,825
        351,338    EIFFEL FUNDING LLC                                                     4.91        04/03/2006            351,338
         22,010    EIFFEL FUNDING LLC                                                     4.78        04/17/2006             21,969
        264,268    EUREKA SECURITIZATION INCORPORATED                                     4.88        05/16/2006            262,756
          6,045    GALLEON CAPITAL LLC                                                    4.65        04/03/2006              6,045
         11,005    GEMINI SECURITIZATION INCORPORATED                                     4.90        05/24/2006             10,930
        176,076    GOLDMAN SACHS GROUP INCORPORATED+/-                                    4.97        06/30/2006            176,076
        525,660    HARRIER FINANCE FUNDING LLC                                            4.62        04/03/2006            525,660
        117,384    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.03        06/06/2006            117,384
      1,473,241    JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,473,846)                                            4.93        04/03/2006          1,473,241

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         9,537    K2 (USA) LLC                                                           4.63%       05/02/2006    $         9,501
         33,931    K2 (USA) LLC SERIES MTN+/-                                             4.87        07/24/2006             33,940
        110,047    KAUPTHING BANK HF SERIES MTN+/-++                                      4.84        03/20/2007            110,026
         14,673    KLIO II FUNDING CORPORATION                                            4.58        04/05/2006             14,669
         17,681    KLIO III FUNDING CORPORATION                                           4.69        04/19/2006             17,643
          7,337    LEXINGTON PARKER CAPITAL CORPORATION                                   4.62        05/02/2006              7,308
         27,849    LEXINGTON PARKER CAPITAL CORPORATION                                   4.69        05/10/2006             27,712
        183,412    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                 4.81        05/26/2006            183,424
         14,673    LINKS FINANCE LLC SERIES MTN1+/-                                       4.68        09/12/2006             14,673
         44,019    LIQUID FUNDING LIMITED+/-                                              4.94        04/24/2006             44,021
        168,740    LIQUID FUNDING LIMITED+/-                                              4.71        08/14/2006            168,740
        110,048    LIQUID FUNDING LIMITED+/-                                              4.61        12/01/2006            110,048
         44,019    LIQUID FUNDING LIMITED SERIES MTN+/-                                   4.83        02/20/2007             44,017
         73,365    MBIA GLOBAL FUNDING LLC+/-                                             4.78        02/20/2007             73,361
        368,659    MERRILL LYNCH & COMPANY SERIES MTN+/-                                  4.80        10/27/2006            368,936
        220,095    MORGAN STANLEY+/-                                                      4.94        10/10/2006            220,095
         33,931    MORGAN STANLEY SERIES EXL+/-                                           4.78        08/13/2010             33,940
        126,327    MORTGAGE INTEREST NET TRUST                                            4.68        04/03/2006            126,327
        165,805    MORTGAGE INTEREST NET TRUST                                            4.78        05/03/2006            165,147
          7,337    NATIONWIDE BUILDING SOC+/-                                             4.74        07/21/2006              7,340
        161,792    NEWPORT FUNDING CORPORATION                                            4.92        04/03/2006            161,792
        222,142    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              4.78        04/03/2006            222,142
        256,777    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.68        04/04/2006            256,744
         32,706    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.93        06/26/2006             32,335
         13,939    NORDEA NORTH AMERICA INCORPORATED                                      4.89        05/15/2006             13,861
        387,000    NORTHERN ROCK PLC+/-                                                   4.63        04/21/2006            386,946
         29,001    NORTHERN ROCK PLC                                                      4.69        04/24/2006             28,921
        366,825    NORTHERN ROCK PLC+/-                                                   4.66        02/05/2007            366,829
         29,676    RACERS TRUST 2004-6-MM+/-                                              4.79        05/22/2006             29,680
          7,337    SCALDIS CAPITAL LIMITED                                                4.93        06/15/2006              7,264
         29,346    TANGO FINANCE CORPORATION                                              4.95        06/21/2006             29,033
         84,832    TANGO FINANCE CORPORATION SERIES MTN+/-                                4.87        10/25/2006             84,860
         42,412    TRAVELERS INSURANCE COMPANY+/-                                         4.77        02/09/2007             42,411
        183,412    UNICREDITO ITALIANO SERIES LIB+/-                                      4.70        03/09/2007            183,401
        183,412    UNICREDITO ITALIANO SERIES YCD+/-                                      4.47        04/03/2006            183,412
        278,787    US BANK NA SERIES BKNT+/-                                              4.66        07/28/2006            278,795
         73,365    WHISTLEJACKET CAPITAL LIMITED+/-                                       4.65        06/09/2006             73,365
          7,337    WHITE PINE FINANCE LLC                                                 4.64        04/18/2006              7,322
         36,682    WHITE PINE FINANCE LLC                                                 4.82        05/05/2006             36,526
         29,948    WHITE PINE FINANCE LLC                                                 4.84        05/25/2006             29,739
         22,538    WHITE PINE FINANCE LLC                                                 4.93        06/20/2006             22,300
        193,603    WHITE PINE FINANCE LLC                                                 4.93        06/22/2006            191,512
        183,412    WHITE PINE FINANCE LLC+/-                                              4.70        07/17/2006            183,412
        176,076    WHITE PINE FINANCE LLC SERIES MTN1+/-                                  4.81        06/12/2006            176,092

                                                                                                                         18,227,154
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $18,238,227)                                                               18,238,227
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 5.64%
     10,630,161    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                       $    10,630,161
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,630,161)                                                                          10,630,161
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES

(COST $179,270,825)*                           113.79%                                                              $   214,733,345
OTHER ASSETS AND LIABILITIES, NET              (13.79)                                                                  (26,021,200)
                                               ------                                                               ---------------

TOTAL NET ASSETS                               100.00%                                                              $   188,712,145
                                               ======                                                               ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,630,161.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 99.27%

BUSINESS SERVICES - 1.92%
             32    CA INCORPORATED<<                                                                                $           871
        750,400    MICROSOFT CORPORATION                                                                                 20,418,384

                                                                                                                         20,419,255
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 12.41%
        561,475    ABBOTT LABORATORIES                                                                                   23,845,843
        161,472    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 10,849,304
        203,750    COLGATE-PALMOLIVE COMPANY                                                                             11,634,125
        601,234    E.I. DU PONT DE NEMOURS & COMPANY                                                                     25,378,087
        764,735    PFIZER INCORPORATED                                                                                   19,057,196
        374,760    PROCTER & GAMBLE COMPANY                                                                              21,593,671
        207,981    ROHM & HAAS COMPANY                                                                                   10,164,032
        198,400    WYETH                                                                                                  9,626,368

                                                                                                                        132,148,626
                                                                                                                    ---------------

COMMUNICATIONS - 3.71%
        107,150    ALLTEL CORPORATION                                                                                     6,937,962
        455,215    AT&T INCORPORATED<<                                                                                   12,309,014
        595,486    VERIZON COMMUNICATIONS INCORPORATED                                                                   20,282,253

                                                                                                                         39,529,229
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 14.47%
        555,780    BANK OF AMERICA CORPORATION<<                                                                         25,310,221
        898,690    CITIGROUP INCORPORATED                                                                                42,454,116
        245,200    FIFTH THIRD BANCORP                                                                                    9,651,072
        542,865    JP MORGAN CHASE & COMPANY                                                                             22,604,899
        372,050    NORTH FORK BANCORPORATION INCORPORATED                                                                10,726,202
        665,731    US BANCORP                                                                                            20,304,795
        410,065    WACHOVIA CORPORATION                                                                                  22,984,143

                                                                                                                        154,035,448
                                                                                                                    ---------------

EATING & DRINKING PLACES - 1.79%
        555,270    MCDONALD'S CORPORATION                                                                                19,079,077
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 6.70%
          1,850    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              62,937
        169,358    DOMINION RESOURCES INCORPORATED                                                                       11,690,783
          2,700    EDISON INTERNATIONAL                                                                                     111,186
          2,300    EXELON CORPORATION                                                                                       121,670
        191,545    FIRSTENERGY CORPORATION                                                                                9,366,550
        308,170    FPL GROUP INCORPORATED<<                                                                              12,369,944
        164,500    KINDER MORGAN INCORPORATED<<                                                                          15,132,355
        259,200    MDU RESOURCES GROUP INCORPORATED                                                                       8,670,240
          3,200    ONEOK INCORPORATED                                                                                       103,200
        214,215    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                          13,718,329

                                                                                                                         71,347,194
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.49%
        299,000    CISCO SYSTEMS INCORPORATED+                                                                      $     6,479,330
        276,250    EMERSON ELECTRIC COMPANY                                                                              23,102,787
      1,090,994    GENERAL ELECTRIC COMPANY                                                                              37,944,771
        785,750    INTEL CORPORATION                                                                                     15,204,263
        709,460    MOTOROLA INCORPORATED                                                                                 16,253,729
        614,870    NOKIA OYJ ADR                                                                                         12,740,106

                                                                                                                        111,724,986
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.03%
        213,600    QUEST DIAGNOSTICS INCORPORATED                                                                        10,957,680
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.71%
        357,560    FORTUNE BRANDS INCORPORATED                                                                           28,830,063
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 2.52%
        463,295    PEPSICO INCORPORATED                                                                                  26,773,818
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 2.87%
         79,602    FEDERATED DEPARTMENT STORES INCORPORATED                                                               5,810,946
        475,745    TARGET CORPORATION                                                                                    24,743,497

                                                                                                                         30,554,443
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.74%
        348,491    3M COMPANY                                                                                            26,377,284
        504,295    HEWLETT-PACKARD COMPANY                                                                               16,591,305
        219,942    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           18,138,617

                                                                                                                         61,107,206
                                                                                                                    ---------------

INSURANCE CARRIERS - 7.21%
        252,395    ALLSTATE CORPORATION                                                                                  13,152,303
        330,793    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             21,862,109
        295,430    METLIFE INCORPORATED                                                                                  14,289,949
        655,750    ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                             27,403,793

                                                                                                                         76,708,154
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.28%
        218,800    BAXTER INTERNATIONAL INCORPORATED                                                                      8,491,628
        174,559    BECTON DICKINSON & COMPANY                                                                            10,749,343
        141,300    BIOMET INCORPORATED+                                                                                   5,018,976

                                                                                                                         24,259,947
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.88%
         75,458    ACCO BRANDS CORPORATION<<+                                                                             1,675,168
        309,565    JOHNSON & JOHNSON                                                                                     18,332,439

                                                                                                                         20,007,607
                                                                                                                    ---------------

MOTION PICTURES - 2.05%
        631,150    TIME WARNER INCORPORATED                                                                              10,597,009
        400,690    WALT DISNEY COMPANY                                                                                   11,175,244

                                                                                                                         21,772,253
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.04%
        413,585    AMERICAN EXPRESS COMPANY                                                                         $    21,733,892
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 1.28%
          1,000    ANADARKO PETROLEUM CORPORATION                                                                           101,010
          1,100    SCHLUMBERGER LIMITED                                                                                     139,227
        243,200    TIDEWATER INCORPORATED<<                                                                              13,431,936

                                                                                                                         13,672,173
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 9.33%
        215,758    BP PLC ADR                                                                                            14,874,357
        412,870    CHEVRONTEXACO CORPORATION                                                                             23,934,074
        348,550    CONOCOPHILLIPS<<                                                                                      22,010,932
        552,786    EXXON MOBIL CORPORATION                                                                               33,642,556
         77,784    ROYAL DUTCH SHELL PLC ADR CLASS A<<                                                                    4,842,832

                                                                                                                         99,304,751
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.20%
         73,147    AMERIPRISE FINANCIAL INCORPORATED                                                                      3,296,004
        490,600    MORGAN STANLEY                                                                                        30,819,491

                                                                                                                         34,115,495
                                                                                                                    ---------------

TOBACCO PRODUCTS - 1.57%
        236,100    ALTRIA GROUP INCORPORATED                                                                             16,730,046
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.51%
        376,480    HONEYWELL INTERNATIONAL INCORPORATED                                                                  16,102,050
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.56%
        185,000    SYSCO CORPORATION                                                                                      5,929,250
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $821,621,251)                                                                               1,056,842,643
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 9.39%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
         34,518    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    34,517
         26,155    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           26,155

                                                                                                                             60,672
                                                                                                                    ---------------

PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 9.38%
$       361,795    AMERICAN GENERAL FINANCE CORPORATION+/-                                4.78%       04/13/2007            361,943
        150,627    APRECO LLC                                                             4.62        05/15/2006            149,785
        329,675    APRECO LLC                                                             4.94        06/15/2006            326,428
        200,997    ASPEN FUNDING CORPORATION                                              4.92        04/03/2006            200,997
      2,009,970    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                        4.62        11/03/2006          2,009,970
        226,282    ATLAS CAPITAL FUNDING LIMITED                                          4.80        04/17/2006            225,864
        482,393    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.62        05/15/2006            479,696
      1,004,985    ATLAS CAPITAL FUNDING LIMITED                                          4.80        10/20/2006          1,004,985
      1,004,985    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.80        12/22/2006          1,004,985
        160,798    ATOMIUM FUNDING CORPORATION                                            4.53        04/12/2006            160,606

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       139,452    BETA FINANCE INCORPORATED SERIES MTN+/-                                4.88%       06/02/2006    $       139,470
     20,019,299    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $20,027,524)                                           4.93        04/03/2006         20,019,299
        596,720    BUCKINGHAM CDO LLC++                                                   4.60        04/06/2006            596,481
      1,956,344    BUCKINGHAM CDO LLC                                                     4.82        04/21/2006          1,951,688
      1,004,985    BUCKINGHAM CDO LLC                                                     4.82        04/25/2006          1,002,060
      1,045,184    BUCKINGHAM II CDO LLC++                                                4.83        04/25/2006          1,042,143
      4,019,940    BUCKINGHAM II CDO LLC                                                  4.83        04/26/2006          4,007,719
      1,205,982    CAIRN HIGH GRADE FUNDING I                                             4.59        04/06/2006          1,205,500
         96,479    CAIRN HIGH GRADE FUNDING I                                             4.71        04/26/2006             96,185
      1,688,375    CAIRN HIGH GRADE FUNDING I                                             4.83        04/27/2006          1,683,023
      1,004,985    CAIRN HIGH GRADE FUNDING I++                                           4.83        05/02/2006          1,001,136
        522,592    CAIRN HIGH GRADE FUNDING I                                             4.77        05/10/2006            520,021
      2,021,427    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.78        04/05/2006          2,020,901
        554,752    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.69        05/08/2006            552,167
        178,767    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.70        05/10/2006            177,887
        803,988    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.72        05/12/2006            799,815
        401,994    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.90        06/07/2006            398,468
      1,069,907    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    4.92        06/12/2006          1,059,796
      2,210,967    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.72        04/12/2006          2,210,967
        401,994    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.75        04/18/2007            401,994
      1,415,019    CONSOLIDATED EDISON INCORPORATED                                       4.90        04/03/2006          1,415,019
        100,498    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED+/-                    4.81        04/13/2006            100,366
      1,246,181    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                        4.92        05/04/2006          1,245,558
      1,004,985    CULLINAN FINANCE CORPORATION+/-                                        4.71        11/15/2006          1,004,945
        803,988    DEER VALLEY FUNDING LLC++                                              4.51        04/10/2006            803,240
      1,027,296    DEER VALLEY FUNDING LLC                                                4.81        04/17/2006          1,025,395
      2,449,229    DEER VALLEY FUNDING LLC                                                4.83        04/19/2006          2,444,036
        522,592    DEER VALLEY FUNDING LLC                                                4.80        05/03/2006            520,517
      2,009,970    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $2,010,781)                                            4.84        04/03/2006          2,009,970
      1,925,109    EIFFEL FUNDING LLC                                                     4.91        04/03/2006          1,925,109
        120,598    EIFFEL FUNDING LLC                                                     4.78        04/17/2006            120,375
      1,448,022    EUREKA SECURITIZATION INCORPORATED                                     4.88        05/16/2006          1,439,740
         33,124    GALLEON CAPITAL LLC+/-                                                 4.65        04/03/2006             33,124
         60,299    GEMINI SECURITIZATION INCORPORATED                                     4.90        05/24/2006             59,888
        964,786    GOLDMAN SACHS GROUP INCORPORATED+/-                                    4.97        06/30/2006            964,786
      2,880,287    HARRIER FINANCE FUNDING LLC                                            4.62        04/03/2006          2,880,287
        643,190    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.03        06/06/2006            643,190
      8,072,431    JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $8,075,747)                                            4.93        04/03/2006          8,072,431
         52,259    K2 (USA) LLC                                                           4.63        05/02/2006             52,059
        185,922    K2 (USA) LLC SERIES MTN+/-                                             4.87        07/24/2006            185,969
        602,991    KAUPTHING BANK HF SERIES MTN+/-++                                      4.84        03/20/2007            602,870
         80,399    KLIO II FUNDING CORPORATION                                            4.58        04/05/2006             80,378

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        96,881    KLIO III FUNDING CORPORATION                                           4.69%       04/19/2006    $        96,675
         40,199    LEXINGTON PARKER CAPITAL CORPORATION                                   4.62        05/02/2006             40,045
        152,597    LEXINGTON PARKER CAPITAL CORPORATION                                   4.69        05/10/2006            151,846
      1,004,985    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                 4.81        05/26/2006          1,005,045
         80,399    LINKS FINANCE LLC SERIES MTN1+/-                                       4.68        09/12/2006             80,400
        241,196    LIQUID FUNDING LIMITED+/-                                              4.94        04/24/2006            241,206
        924,586    LIQUID FUNDING LIMITED+/-                                              4.71        08/14/2006            924,586
        602,991    LIQUID FUNDING LIMITED+/-                                              4.61        12/01/2006            602,991
        241,196    LIQUID FUNDING LIMITED SERIES MTN+/-                                   4.83        02/20/2007            241,184
        401,994    MBIA GLOBAL FUNDING LLC+/-                                             4.78        02/20/2007            401,970
      2,020,020    MERRILL LYNCH & COMPANY SERIES MTN+/-                                  4.80        10/27/2006          2,021,535
      1,205,982    MORGAN STANLEY+/-                                                      4.94        10/10/2006          1,205,982
        185,922    MORGAN STANLEY SERIES EXL+/-                                           4.78        08/13/2010            185,972
        692,193    MORTGAGE INTEREST NET TRUST                                            4.68        04/03/2006            692,193
        908,506    MORTGAGE INTEREST NET TRUST                                            4.78        05/03/2006            904,900
         40,199    NATIONWIDE BUILDING SOC+/-                                             4.74        07/21/2006             40,219
        886,517    NEWPORT FUNDING CORPORATION                                            4.92        04/03/2006            886,517
      1,217,198    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              4.78        04/03/2006          1,217,198
      1,406,979    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.68        04/04/2006          1,406,796
        179,209    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.93        06/26/2006            177,177
         76,379    NORDEA NORTH AMERICA INCORPORATED                                      4.89        05/15/2006             75,952
      2,120,518    NORTHERN ROCK PLC+/-                                                   4.63        04/21/2006          2,120,221
        158,908    NORTHERN ROCK PLC                                                      4.69        04/24/2006            158,466
      2,009,970    NORTHERN ROCK PLC+/-                                                   4.66        02/05/2007          2,009,990
        162,607    RACERS TRUST 2004-6-MM+/-                                              4.79        05/22/2006            162,629
         40,199    SCALDIS CAPITAL LIMITED                                                4.93        06/15/2006             39,803
        160,798    TANGO FINANCE CORPORATION                                              4.95        06/21/2006            159,083
        464,826    TANGO FINANCE CORPORATION SERIES MTN+/-                                4.87        10/25/2006            464,979
        232,393    TRAVELERS INSURANCE COMPANY+/-                                         4.77        02/09/2007            232,388
      1,004,985    UNICREDITO ITALIANO SERIES LIB+/-                                      4.70        03/09/2007          1,004,925
      1,004,985    UNICREDITO ITALIANO SERIES YCD+/-                                      4.47        04/03/2006          1,004,985
      1,527,577    US BANK NA SERIES BKNT                                                 4.66        07/28/2006          1,527,623
        401,994    WHISTLEJACKET CAPITAL LIMITED+/-                                       4.65        06/09/2006            401,994
         40,199    WHITE PINE FINANCE LLC                                                 4.64        04/18/2006             40,120
        200,997    WHITE PINE FINANCE LLC                                                 4.82        05/05/2006            200,141
        164,094    WHITE PINE FINANCE LLC                                                 4.84        05/25/2006            162,953
        123,493    WHITE PINE FINANCE LLC                                                 4.93        06/20/2006            122,192
      1,060,822    WHITE PINE FINANCE LLC                                                 4.93        06/22/2006          1,049,365
      1,004,985    WHITE PINE FINANCE LLC+/-                                              4.70        07/17/2006          1,004,985
        964,786    WHITE PINE FINANCE LLC SERIES MTN1                                     4.81        06/12/2006            964,872

                                                                                                                         99,873,334
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $99,934,006)                                                               99,934,006
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 0.67%
      7,179,031    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                       $     7,179,031
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,179,031)                                                                            7,179,031
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES

(COST $928,734,288)*                           109.33%                                                              $ 1,163,955,680
OTHER ASSETS AND LIABILITIES, NET               (9.33)                                                                 (99,312,636)
                                               ------                                                               ---------------

TOTAL NET ASSETS                               100.00%                                                              $ 1,064,643,044
                                               ======                                                               ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,179,031.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.18%

APPAREL & ACCESSORY STORES - 0.98%
         37,200    ABERCROMBIE & FITCH COMPANY CLASS A                                                              $     2,168,760
         80,800    AMERICAN EAGLE OUTFITTERS INCORPORATED                                                                 2,412,688

                                                                                                                          4,581,448
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.03%
        112,800    HOME DEPOT INCORPORATED                                                                                4,771,440
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 6.66%
         45,000    AMGEN INCORPORATED+                                                                                    3,273,750
        105,500    DOW CHEMICAL COMPANY                                                                                   4,283,300
        139,900    MERCK & COMPANY INCORPORATED<<                                                                         4,928,677
        579,000    PFIZER INCORPORATED                                                                                   14,428,680
         71,000    PROCTER & GAMBLE COMPANY                                                                               4,091,020

                                                                                                                         31,005,427
                                                                                                                    ---------------

COMMUNICATIONS - 5.20%
        332,600    AT&T INCORPORATED<<                                                                                    8,993,504
        226,800    SPRINT NEXTEL CORPORATION                                                                              5,860,512
        274,600    VERIZON COMMUNICATIONS INCORPORATED                                                                    9,352,876

                                                                                                                         24,206,892
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 10.06%
        360,000    BANK OF AMERICA CORPORATION<<                                                                         16,394,400
        270,000    CITIGROUP INCORPORATED<<                                                                              12,754,800
        216,500    JP MORGAN CHASE & COMPANY                                                                              9,015,060
        104,500    ZIONS BANCORPORATION                                                                                   8,645,285

                                                                                                                         46,809,545
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.99%
        133,500    MCDONALD'S CORPORATION                                                                                 4,587,060
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 4.89%
        156,500    CMS ENERGY CORPORATION+                                                                                2,026,675
        102,000    CONSOLIDATED EDISON INCORPORATED<<                                                                     4,437,000
         84,000    EXELON CORPORATION<<                                                                                   4,443,600
        111,400    FPL GROUP INCORPORATED<<                                                                               4,471,596
        112,500    PPL CORPORATION                                                                                        3,307,500
        115,000    WASTE MANAGEMENT INCORPORATED                                                                          4,059,500

                                                                                                                         22,745,871
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.83%
        196,500    FREESCALE SEMICONDUCTOR INCORPORATED+<<                                                                5,464,665
        139,000    GENERAL ELECTRIC COMPANY                                                                               4,834,420
         45,800    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           5,089,754
        164,600    MOTOROLA INCORPORATED                                                                                  3,770,986
        118,400    NATIONAL SEMICONDUCTOR CORPORATION                                                                     3,296,256

                                                                                                                         22,456,081
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.02%
        157,500    ACCENTURE LIMITED CLASS A                                                                        $     4,736,025
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.02%
        268,400    CROWN HOLDINGS INCORPORATED+<<                                                                         4,761,416
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.50%
        207,600    ARCHER-DANIELS-MIDLAND COMPANY                                                                         6,985,740
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 3.11%
         78,900    FEDERATED DEPARTMENT STORES INCORPORATED                                                               5,759,700
        144,600    JC PENNEY COMPANY INCORPORATED                                                                         8,735,286

                                                                                                                         14,494,986
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.81%
        175,500    HOST MARRIOTT CORPORATION                                                                              3,755,700
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.59%
         70,900    BED BATH & BEYOND INCORPORATED+                                                                        2,722,560
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.66%
        154,800    BOYD GAMING CORPORATION<<                                                                              7,730,712
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.75%
         42,300    3M COMPANY                                                                                             3,201,687
        283,000    EMC CORPORATION+                                                                                       3,857,290
        138,500    HEWLETT-PACKARD COMPANY<<                                                                              4,556,650
         42,000    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            3,463,740
         88,600    TEREX CORPORATION+                                                                                     7,020,664

                                                                                                                         22,100,031
                                                                                                                    ---------------

INSURANCE CARRIERS - 11.75%
        142,200    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              9,397,998
        173,900    ASSURANT INCORPORATED                                                                                  8,564,575
         49,800    CIGNA CORPORATION                                                                                      6,504,876
         71,500    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         5,759,325
         65,000    LINCOLN NATIONAL CORPORATION<<                                                                         3,548,350
         84,000    LOEWS CORPORATION                                                                                      8,500,800
         83,800    PRUDENTIAL FINANCIAL INCORPORATED                                                                      6,352,878
        144,500    ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                              6,038,655

                                                                                                                         54,667,457
                                                                                                                    ---------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.70%
        120,600    LAIDLAW INTERNATIONAL INCORPORATED                                                                     3,280,320
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.52%
        156,200    TERADYNE INCORPORATED+<<                                                                               2,422,662
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 0.48%
         41,600    COVENTRY HEALTH CARE INCORPORATED+                                                                     2,245,568
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MOTION PICTURES - 2.59%
        299,000    TIME WARNER INCORPORATED                                                                         $     5,020,210
        252,900    WALT DISNEY COMPANY<<                                                                                  7,053,381

                                                                                                                         12,073,591
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.02%
        154,900    AMERICREDIT CORPORATION+<<                                                                             4,760,077
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 5.27%
        560,000    CHESAPEAKE ENERGY CORPORATION                                                                         17,589,600
        106,000    CIMAREX ENERGY COMPANY                                                                                 4,585,560
         26,300    DIAMOND OFFSHORE DRILLING INCORPORATED                                                                 2,353,850

                                                                                                                         24,529,010
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.81%
        111,100    SONOCO PRODUCTS COMPANY                                                                                3,762,957
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 7.31%
         91,700    CHEVRONTEXACO CORPORATION                                                                              5,315,849
        332,000    EXXON MOBIL CORPORATION                                                                               20,205,520
        142,000    VALERO ENERGY CORPORATION                                                                              8,488,760

                                                                                                                         34,010,129
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.44%
         33,500    ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                  2,049,530
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 7.54%
         93,200    BEAR STEARNS COMPANIES INCORPORATED                                                                   12,926,840
        262,000    E*TRADE FINANCIAL CORPORATION+                                                                         7,068,760
        131,500    MERRILL LYNCH & COMPANY INCORPORATED<<                                                                10,356,940
         75,400    MORGAN STANLEY                                                                                         4,736,628

                                                                                                                         35,089,168
                                                                                                                    ---------------

TOBACCO PRODUCTS - 1.67%
        109,400    ALTRIA GROUP INCORPORATED                                                                              7,752,084
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.83%
         96,300    US AIRWAYS GROUP INCORPORATED+<<                                                                       3,852,000
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 4.96%
         82,800    HONEYWELL INTERNATIONAL INCORPORATED                                                                   3,541,356
         42,000    JOHNSON CONTROLS INCORPORATED                                                                          3,189,060
        102,300    TEXTRON INCORPORATED<<                                                                                 9,553,797
        117,500    UNITED TECHNOLOGIES CORPORATION                                                                        6,811,475

                                                                                                                         23,095,688
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.88%
         97,600    ROYAL CARIBBEAN CRUISES LIMITED<<                                                                      4,101,152
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 1.71%
        133,500    AIRGAS INCORPORATED                                                                              $     5,218,515
         47,700    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   2,729,394

                                                                                                                          7,947,909
                                                                                                                    ---------------

WHOLESALE TRADE DURABLE GOODS - 0.60%
        109,200    AVNET INCORPORATED+                                                                                    2,771,496
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $411,087,221)                                                                                 456,861,732
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 16.20%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
         26,041    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    26,041
         19,731    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           19,731

                                                                                                                             45,772
                                                                                                                    ---------------


PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 16.19%
$       272,943    AMERICAN GENERAL FINANCE CORPORATION+/-                                4.78%       04/13/2007    $       273,055
        113,635    APRECO LLC                                                             4.62        05/15/2006            113,000
        248,712    APRECO LLC                                                             4.94        06/15/2006            246,262
        151,635    ASPEN FUNDING CORPORATION                                              4.92        04/03/2006            151,635
      1,516,350    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                        4.62        11/03/2006          1,516,350
        363,924    ATLAS CAPITAL FUNDING LIMITED                                          4.62        05/15/2006            361,890
        758,175    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.80        10/20/2006            758,175
        170,711    ATLAS CAPITAL FUNDING LIMITED                                          4.80        04/17/2006            170,395
        758,175    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.80        12/22/2006            758,175
        121,308    ATOMIUM FUNDING CORPORATION                                            4.53        04/12/2006            121,164
        105,204    BETA FINANCE INCORPORATED SERIES MTN+/-                                4.88        06/02/2006            105,218
     15,102,843    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $15,109,048)                                           4.93        04/03/2006         15,102,843
        450,174    BUCKINGHAM CDO LLC++                                                   4.60        04/06/2006            449,994
      1,475,894    BUCKINGHAM CDO LLC                                                     4.82        04/21/2006          1,472,381
        758,175    BUCKINGHAM CDO LLC                                                     4.82        04/25/2006            755,969
        788,502    BUCKINGHAM II CDO LLC++                                                4.83        04/25/2006            786,207
      3,032,699    BUCKINGHAM II CDO LLC                                                  4.83        04/26/2006          3,023,480
        909,810    CAIRN HIGH GRADE FUNDING I                                             4.59        04/06/2006            909,446
        394,251    CAIRN HIGH GRADE FUNDING I                                             4.77        05/10/2006            392,311
         72,785    CAIRN HIGH GRADE FUNDING I                                             4.71        04/26/2006             72,563
      1,273,734    CAIRN HIGH GRADE FUNDING I                                             4.83        04/27/2006          1,269,696
        758,175    CAIRN HIGH GRADE FUNDING I++                                           4.83        05/02/2006            755,271
      1,524,993    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.78        04/05/2006          1,524,596
        418,513    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.69        05/08/2006            416,562
        134,864    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.70        05/10/2006            134,201
        606,540    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.72        05/12/2006            603,392
        303,270    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.90        06/07/2006            300,610
        807,153    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    4.92        06/12/2006            799,525
        303,270    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.75        04/18/2007            303,270
      1,667,985    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.72        04/12/2006          1,667,985

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,067,510    CONSOLIDATED EDISON INCORPORATED                                       4.90%       04/03/2006    $     1,067,510
         75,817    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                       4.81        04/13/2006             75,717
        940,137    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                     4.92        05/04/2006            939,667
        758,175    CULLINAN FINANCE CORPORATION+/-                                        4.71        11/15/2006            758,144
        606,540    DEER VALLEY FUNDING LLC++                                              4.51        04/10/2006            605,976
        775,006    DEER VALLEY FUNDING LLC                                                4.81        04/17/2006            773,573
        394,251    DEER VALLEY FUNDING LLC                                                4.80        05/03/2006            392,686
      1,847,733    DEER VALLEY FUNDING LLC                                                4.83        04/19/2006          1,843,816
      1,516,350    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,516,962)                                            4.84        04/03/2006          1,516,350
      1,452,329    EIFFEL FUNDING LLC                                                     4.91        04/03/2006          1,452,329
         90,981    EIFFEL FUNDING LLC                                                     4.78        04/17/2006             90,813
      1,092,409    EUREKA SECURITIZATION INCORPORATED                                     4.88        05/16/2006          1,086,160
         24,989    GALLEON CAPITAL LLC                                                    4.65        04/03/2006             24,989
         45,490    GEMINI SECURITIZATION INCORPORATED                                     4.90        05/24/2006             45,181
        727,848    GOLDMAN SACHS GROUP INCORPORATED+/-                                    4.97        06/30/2006            727,848
      2,172,929    HARRIER FINANCE FUNDING LLC                                            4.62        04/03/2006          2,172,929
        485,232    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.03        06/06/2006            485,232
      6,089,956    JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $6,092,458)                                            4.93        04/03/2006          6,089,956
         39,425    K2 (USA) LLC                                                           4.63        05/02/2006             39,274
        140,262    K2 (USA) LLC SERIES MTN+/-                                             4.87        07/24/2006            140,297
        454,905    KAUPTHING BANK HF SERIES MTN+/-++                                      4.84        03/20/2007            454,814
         60,654    KLIO II FUNDING CORPORATION                                            4.58        04/05/2006             60,638
         73,088    KLIO III FUNDING CORPORATION                                           4.69        04/19/2006             72,933
         30,327    LEXINGTON PARKER CAPITAL CORPORATION                                   4.62        05/02/2006             30,211
        115,121    LEXINGTON PARKER CAPITAL CORPORATION                                   4.69        05/10/2006            114,555
        758,175    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                 4.81        05/26/2006            758,220
         60,654    LINKS FINANCE LLC SERIES MTN1+/-                                       4.68        09/12/2006             60,655
        697,521    LIQUID FUNDING LIMITED+/-                                              4.71        08/14/2006            697,521
        181,962    LIQUID FUNDING LIMITED+/-                                              4.94        04/24/2006            181,969
        454,905    LIQUID FUNDING LIMITED+/-                                              4.61        12/01/2006            454,905
        181,962    LIQUID FUNDING LIMITED SERIES MTN+/-                                   4.83        02/20/2007            181,953
        303,270    MBIA GLOBAL FUNDING LLC+/-                                             4.78        02/20/2007            303,252
      1,523,931    MERRILL LYNCH & COMPANY SERIES MTN+/-                                  4.80        10/27/2006          1,525,074
        909,810    MORGAN STANLEY+/-                                                      4.94        10/10/2006            909,810
        140,262    MORGAN STANLEY SERIES EXL+/-                                           4.78        08/13/2010            140,300
        685,390    MORTGAGE INTEREST NET TRUST                                            4.78        05/03/2006            682,669
        522,200    MORTGAGE INTEREST NET TRUST                                            4.68        04/03/2006            522,200
         30,327    NATIONWIDE BUILDING SOC+/-                                             4.74        07/21/2006             30,342
        668,801    NEWPORT FUNDING CORPORATION                                            4.92        04/03/2006            668,801
        918,271    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              4.78        04/03/2006            918,271
      1,061,445    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.68        04/04/2006          1,061,307
        135,198    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.93        06/26/2006            133,665
         57,621    NORDEA NORTH AMERICA INCORPORATED                                      4.89        05/15/2006             57,299
      1,599,749    NORTHERN ROCK PLC+/-                                                   4.63        04/21/2006          1,599,525
      1,516,350    NORTHERN ROCK PLC+/-                                                   4.66        02/05/2007          1,516,365

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       119,883    NORTHERN ROCK PLC                                                      4.69%       04/24/2006    $       119,549
        122,673    RACERS TRUST 2004-6-MM+/-                                              4.79        05/22/2006            122,690
         30,327    SCALDIS CAPITAL LIMITED                                                4.93        06/15/2006             30,028
        121,308    TANGO FINANCE CORPORATION                                              4.95        06/21/2006            120,015
        350,671    TANGO FINANCE CORPORATION SERIES MTN+/-                                4.87        10/25/2006            350,787
        175,320    TRAVELERS INSURANCE COMPANY+/-                                         4.77        02/09/2007            175,317
        758,175    UNICREDITO ITALIANO SERIES LIB+/-                                      4.70        03/09/2007            758,129
        758,175    UNICREDITO ITALIANO SERIES YCD+/-                                      4.47        04/03/2006            758,175
      1,152,426    US BANK NA SERIES BKNT+/-                                              4.66        07/28/2006          1,152,460
        303,270    WHISTLEJACKET CAPITAL LIMITED+/-                                       4.65        06/09/2006            303,270
         30,327    WHITE PINE FINANCE LLC                                                 4.64        04/18/2006             30,267
        758,175    WHITE PINE FINANCE LLC+/-                                              4.70        07/17/2006            758,175
        151,635    WHITE PINE FINANCE LLC                                                 4.82        05/05/2006            150,989
        123,795    WHITE PINE FINANCE LLC                                                 4.84        05/25/2006            122,934
         93,165    WHITE PINE FINANCE LLC                                                 4.93        06/20/2006             92,183
        800,299    WHITE PINE FINANCE LLC                                                 4.93        06/22/2006            791,656
        727,848    WHITE PINE FINANCE LLC SERIES MTN1+/-                                  4.81        06/12/2006            727,913

                                                                                                                         75,345,859
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $75,391,631)                                                               75,391,631
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.52%
      7,042,763    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                             7,042,763
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,042,763)                                                                            7,042,763
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES

(COST $493,521,615)*                           115.90%                                                              $   539,296,126
OTHER ASSETS AND LIABILITIES, NET              (15.90)                                                                 (73,982,058)
                                               ------                                                               ---------------

TOTAL NET ASSETS                               100.00%                                                              $   465,314,068
                                               ======                                                               ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,042,763.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 99.79%

AMUSEMENT & RECREATION SERVICES - 0.22%
         36,416    HARRAH'S ENTERTAINMENT INCORPORATED<<                                                            $     2,838,991
         66,700    INTERNATIONAL GAME TECHNOLOGY                                                                          2,349,174

                                                                                                                          5,188,165
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 0.39%
        113,537    GAP INCORPORATED                                                                                       2,120,871
         68,197    KOHL'S CORPORATION+                                                                                    3,615,123
         68,885    LIMITED BRANDS                                                                                         1,684,927
         43,243    NORDSTROM INCORPORATED                                                                                 1,694,261

                                                                                                                          9,115,182
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
         22,591    JONES APPAREL GROUP INCORPORATED                                                                         799,044
         20,796    LIZ CLAIBORNE INCORPORATED                                                                               852,220
         17,434    VF CORPORATION                                                                                           991,994

                                                                                                                          2,643,258
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.08%
         35,832    AUTONATION INCORPORATED+                                                                                 772,179
         10,927    AUTOZONE INCORPORATED+                                                                                 1,089,313

                                                                                                                          1,861,492
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
         12,033    RYDER SYSTEM INCORPORATED                                                                                538,838
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.32%
         24,287    CENTEX CORPORATION                                                                                     1,505,551
         53,768    D.R. HORTON INCORPORATED                                                                               1,786,173
         15,203    KB HOME<<                                                                                                987,891
         27,116    LENNAR CORPORATION CLASS A<<                                                                           1,637,264
         42,323    PULTE HOMES INCORPORATED<<                                                                             1,626,050

                                                                                                                          7,542,929
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.24%
        420,218    HOME DEPOT INCORPORATED                                                                               17,775,221
        154,676    LOWE'S COMPANIES INCORPORATED                                                                          9,967,322
         21,938    SHERWIN-WILLIAMS COMPANY<<                                                                             1,084,615

                                                                                                                         28,827,158
                                                                                                                    ---------------

BUSINESS SERVICES - 6.45%
        118,652    ADOBE SYSTEMS INCORPORATED<<                                                                           4,143,328
         23,247    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                     1,386,916
         45,656    AUTODESK INCORPORATED+                                                                                 1,758,669
        114,647    AUTOMATIC DATA PROCESSING INCORPORATED                                                                 5,237,075
         42,100    BMC SOFTWARE INCORPORATED<<+                                                                             911,886
         90,257    CA INCORPORATED<<                                                                                      2,455,893
        199,435    CENDANT CORPORATION                                                                                    3,460,197

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
         35,305    CITRIX SYSTEMS INCORPORATED+                                                                     $     1,338,060
         36,891    COMPUTER SCIENCES CORPORATION+                                                                         2,049,295
         75,721    COMPUWARE CORPORATION+                                                                                   592,895
         27,661    CONVERGYS CORPORATION+                                                                                   503,707
        228,183    EBAY INCORPORATED+                                                                                     8,912,828
         60,095    ELECTRONIC ARTS INCORPORATED+                                                                          3,288,398
        101,779    ELECTRONIC DATA SYSTEMS CORPORATION                                                                    2,730,731
         25,600    EQUIFAX INCORPORATED                                                                                     953,344
        151,746    FIRST DATA CORPORATION                                                                                 7,104,748
         36,495    FISERV INCORPORATED+                                                                                   1,552,862
         39,983    GOOGLE INCORPORATED CLASS A+                                                                          15,593,370
         39,413    IMS HEALTH INCORPORATED                                                                                1,015,673
         85,973    INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                           821,902
         35,002    INTUIT INCORPORATED+                                                                                   1,861,756
      1,757,935    MICROSOFT CORPORATION                                                                                 47,833,411
         25,011    MONSTER WORLDWIDE INCORPORATED<<+                                                                      1,247,048
         36,002    NCR CORPORATION+                                                                                       1,504,524
         77,037    NOVELL INCORPORATED<<+                                                                                   591,644
         35,368    OMNICOM GROUP INCORPORATED                                                                             2,944,386
        745,427    ORACLE CORPORATION+                                                                                   10,204,896
         21,973    PARAMETRIC TECHNOLOGY CORPORATION+                                                                       358,822
         33,924    ROBERT HALF INTERNATIONAL INCORPORATED                                                                 1,309,806
        684,641    SUN MICROSYSTEMS INCORPORATED+                                                                         3,512,208
        206,384    SYMANTEC CORPORATION+                                                                                  3,473,443
         67,646    UNISYS CORPORATION+                                                                                      466,081
         48,380    VERISIGN INCORPORATED<<+                                                                               1,160,636
        249,622    YAHOO! INCORPORATED<<+                                                                                 8,052,806

                                                                                                                        150,333,244
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 9.79%
        304,365    ABBOTT LABORATORIES                                                                                   12,926,382
         44,039    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  2,958,980
         14,943    ALBERTO-CULVER COMPANY CLASS B                                                                           660,929
        231,175    AMGEN INCORPORATED+                                                                                   16,817,981
         21,851    AVERY DENNISON CORPORATION                                                                             1,277,846
         89,117    AVON PRODUCTS INCORPORATED<<                                                                           2,777,777
         20,920    BARR PHARMACEUTICALS INCORPORATED<<+                                                                   1,317,542
         68,068    BIOGEN IDEC INCORPORATED<<+                                                                            3,206,003
        387,537    BRISTOL-MYERS SQUIBB COMPANY                                                                           9,537,286
         21,635    CHIRON CORPORATION<<+                                                                                    991,099
         29,694    CLOROX COMPANY                                                                                         1,777,186
        101,945    COLGATE-PALMOLIVE COMPANY                                                                              5,821,059
        191,372    DOW CHEMICAL COMPANY                                                                                   7,769,703
        181,985    E.I. DU PONT DE NEMOURS & COMPANY                                                                      7,681,587
         16,149    EASTMAN CHEMICAL COMPANY                                                                                 826,506
         36,064    ECOLAB INCORPORATED                                                                                    1,377,645
        223,529    ELI LILLY & COMPANY<<                                                                                 12,361,154

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
         23,571    ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                      $       876,605
         64,466    FOREST LABORATORIES INCORPORATED+                                                                      2,877,118
         51,390    GENZYME CORPORATION+                                                                                   3,454,436
         91,447    GILEAD SCIENCES INCORPORATED+                                                                          5,689,832
         31,819    HOSPIRA INCORPORATED+                                                                                  1,255,578
         15,616    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          535,941
         47,887    KING PHARMACEUTICALS INCORPORATED+                                                                       826,051
         50,533    MEDIMMUNE INCORPORATED+                                                                                1,848,497
        432,633    MERCK & COMPANY INCORPORATED<<                                                                        15,241,661
         53,287    MONSANTO COMPANY                                                                                       4,516,073
         43,243    MYLAN LABORATORIES INCORPORATED                                                                        1,011,886
      1,455,522    PFIZER INCORPORATED                                                                                   36,271,608
         32,705    PPG INDUSTRIES INCORPORATED                                                                            2,071,862
         63,851    PRAXAIR INCORPORATED                                                                                   3,521,383
        650,640    PROCTER & GAMBLE COMPANY                                                                              37,489,877
         28,489    ROHM & HAAS COMPANY                                                                                    1,392,257
        292,664    SCHERING-PLOUGH CORPORATION<<                                                                          5,557,689
         13,228    SIGMA-ALDRICH CORPORATION                                                                                870,270
        265,881    WYETH                                                                                                 12,900,546

                                                                                                                        228,295,835
                                                                                                                    ---------------

COMMUNICATIONS - 3.97%
         76,748    ALLTEL CORPORATION                                                                                     4,969,433
        767,480    AT&T INCORPORATED<<                                                                                   20,752,659
         82,496    AVAYA INCORPORATED<<+                                                                                    932,205
        355,637    BELLSOUTH CORPORATION                                                                                 12,322,822
         25,912    CENTURYTEL INCORPORATED<<                                                                              1,013,677
        102,237    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                              2,965,895
        423,054    COMCAST CORPORATION CLASS A<<+                                                                        11,067,093
        306,865    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                       2,086,682
        586,975    SPRINT NEXTEL CORPORATION                                                                             15,167,434
         44,229    UNIVISION COMMUNICATIONS INCORPORATED CLASS A<<+                                                       1,524,574
        578,973    VERIZON COMMUNICATIONS INCORPORATED                                                                   19,719,820

                                                                                                                         92,522,294
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 10.27%
         68,358    AMSOUTH BANCORPORATION<<                                                                               1,849,084
        918,809    BANK OF AMERICA CORPORATION                                                                           41,842,562
        152,582    BANK OF NEW YORK COMPANY INCORPORATED                                                                  5,499,055
        105,914    BB&T CORPORATION<<                                                                                     4,151,829
        987,361    CITIGROUP INCORPORATED                                                                                46,642,934
         32,200    COMERICA INCORPORATED                                                                                  1,866,634
         24,449    COMPASS BANCSHARES INCORPORATED                                                                        1,237,364
        109,911    FIFTH THIRD BANCORP<<                                                                                  4,326,097
         24,925    FIRST HORIZON NATIONAL CORPORATION                                                                     1,038,126
         50,652    GOLDEN WEST FINANCIAL CORPORATION                                                                      3,439,271
         49,203    HUNTINGTON BANCSHARES INCORPORATED                                                                     1,187,268

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
        689,500    JP MORGAN CHASE & COMPANY                                                                        $    28,710,780
         80,146    KEYCORP                                                                                                2,949,373
         15,696    M&T BANK CORPORATION                                                                                   1,791,541
         41,517    MARSHALL & ILSLEY CORPORATION                                                                          1,809,311
         81,967    MELLON FINANCIAL CORPORATION                                                                           2,918,025
        108,283    NATIONAL CITY CORPORATION                                                                              3,779,077
         94,097    NORTH FORK BANCORPORATION INCORPORATED                                                                 2,712,817
         36,644    NORTHERN TRUST CORPORATION                                                                             1,923,810
         57,808    PNC FINANCIAL SERVICES GROUP                                                                           3,891,056
         90,273    REGIONS FINANCIAL CORPORATION                                                                          3,174,901
         70,651    SOVEREIGN BANCORP INCORPORATED                                                                         1,547,963
         65,872    STATE STREET CORPORATION                                                                               3,980,645
         73,345    SUNTRUST BANKS INCORPORATED                                                                            5,336,582
         61,966    SYNOVUS FINANCIAL CORPORATION                                                                          1,678,659
        356,244    US BANCORP                                                                                            10,865,442
        320,966    WACHOVIA CORPORATION                                                                                  17,990,144
        196,148    WASHINGTON MUTUAL INCORPORATED<<                                                                       8,359,828
        331,518    WELLS FARGO & COMPANY++                                                                               21,174,055
         20,646    ZIONS BANCORPORATION                                                                                   1,708,044

                                                                                                                        239,382,277
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.59%
         26,016    DARDEN RESTAURANTS INCORPORATED                                                                        1,067,436
        248,585    MCDONALD'S CORPORATION                                                                                 8,541,381
         22,614    WENDY'S INTERNATIONAL INCORPORATED                                                                     1,403,425
         54,563    YUM! BRANDS INCORPORATED                                                                               2,665,948

                                                                                                                         13,678,190
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.06%
         27,815    APOLLO GROUP INCORPORATED CLASS A+                                                                     1,460,566
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.63%
        129,764    AES CORPORATION+                                                                                       2,213,774
         32,280    ALLEGHENY ENERGY INCORPORATED+                                                                         1,092,678
         43,375    ALLIED WASTE INDUSTRIES INCORPORATED+                                                                    530,910
         40,502    AMEREN CORPORATION<<                                                                                   2,017,810
         77,884    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                           2,649,614
         61,344    CENTERPOINT ENERGY INCORPORATED<<                                                                        731,834
         39,451    CINERGY CORPORATION                                                                                    1,791,470
         64,974    CITIZENS COMMUNICATIONS COMPANY<<                                                                        862,205
         43,669    CMS ENERGY CORPORATION+                                                                                  565,514
         48,551    CONSOLIDATED EDISON INCORPORATED                                                                       2,111,968
         35,301    CONSTELLATION ENERGY GROUP INCORPORATED                                                                1,931,318
         68,737    DOMINION RESOURCES INCORPORATED<<                                                                      4,744,915
         35,174    DTE ENERGY COMPANY<<                                                                                   1,410,126
        183,610    DUKE ENERGY CORPORATION<<                                                                              5,352,231
         59,597    DYNEGY INCORPORATED CLASS A+                                                                             286,066
         64,450    EDISON INTERNATIONAL                                                                                   2,654,051

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
        130,405    EL PASO CORPORATION                                                                              $     1,571,380
         41,115    ENTERGY CORPORATION                                                                                    2,834,468
        131,989    EXELON CORPORATION                                                                                     6,982,218
         65,247    FIRSTENERGY CORPORATION                                                                                3,190,578
         79,830    FPL GROUP INCORPORATED<<                                                                               3,204,376
         34,533    KEYSPAN CORPORATION                                                                                    1,411,364
         20,817    KINDER MORGAN INCORPORATED<<                                                                           1,914,956
          8,741    NICOR INCORPORATED                                                                                       345,794
         53,933    NISOURCE INCORPORATED                                                                                  1,090,525
          7,585    PEOPLES ENERGY CORPORATION<<                                                                             270,329
         68,310    PG&E CORPORATION                                                                                       2,657,259
         19,616    PINNACLE WEST CAPITAL CORPORATION                                                                        766,986
         75,218    PPL CORPORATION                                                                                        2,211,409
         49,907    PROGRESS ENERGY INCORPORATED                                                                           2,194,910
         49,591    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           3,175,808
         51,118    SEMPRA ENERGY                                                                                          2,374,942
        146,728    SOUTHERN COMPANY<<                                                                                     4,808,277
         41,211    TECO ENERGY INCORPORATED                                                                                 664,321
         91,542    TXU CORPORATION                                                                                        4,097,420
        109,255    WASTE MANAGEMENT INCORPORATED                                                                          3,856,684
        117,632    WILLIAMS COMPANIES INCORPORATED<<                                                                      2,516,148
         79,881    XCEL ENERGY INCORPORATED                                                                               1,449,840

                                                                                                                         84,536,476
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.37%
         23,164    ADC TELECOMMUNICATIONS INCORPORATED<<+                                                                   592,767
         95,127    ADVANCED MICRO DEVICES INCORPORATED+                                                                   3,154,411
         71,074    ALTERA CORPORATION<<+                                                                                  1,466,967
         33,999    AMERICAN POWER CONVERSION CORPORATION                                                                    785,717
         72,428    ANALOG DEVICES INCORPORATED                                                                            2,773,268
         31,519    ANDREW CORPORATION+                                                                                      387,053
         58,219    APPLIED MICRO CIRCUITS CORPORATION+                                                                      236,951
         87,137    BROADCOM CORPORATION CLASS A+                                                                          3,760,833
        115,199    CIENA CORPORATION+                                                                                       600,187
      1,216,682    CISCO SYSTEMS INCORPORATED+                                                                           26,365,499
         39,959    COMVERSE TECHNOLOGY INCORPORATED+                                                                        940,235
         18,161    COOPER INDUSTRIES LIMITED CLASS A                                                                      1,578,191
         81,383    EMERSON ELECTRIC COMPANY                                                                               6,806,060
         81,183    FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                          2,254,451
      2,061,925    GENERAL ELECTRIC COMPANY                                                                              71,713,752
         12,986    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           1,443,134
      1,163,754    INTEL CORPORATION                                                                                     22,518,640
         34,535    JABIL CIRCUIT INCORPORATED+                                                                            1,480,170
        331,583    JDS UNIPHASE CORPORATION<<+                                                                            1,382,701
         39,469    KLA-TENCOR CORPORATION<<                                                                               1,908,721
         23,988    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               2,057,931
         60,471    LINEAR TECHNOLOGY CORPORATION                                                                          2,121,323

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         77,484    LSI LOGIC CORPORATION+                                                                           $       895,715
        884,079    LUCENT TECHNOLOGIES INCORPORATED<<+                                                                    2,696,441
         63,420    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                 2,356,053
         15,910    MAYTAG CORPORATION                                                                                       339,360
        122,409    MICRON TECHNOLOGY INCORPORATED+                                                                        1,801,861
         28,186    MOLEX INCORPORATED                                                                                       935,775
        494,464    MOTOROLA INCORPORATED                                                                                 11,328,170
         66,760    NATIONAL SEMICONDUCTOR CORPORATION                                                                     1,858,598
         74,015    NETWORK APPLIANCE INCORPORATED+                                                                        2,666,760
         26,384    NOVELLUS SYSTEMS INCORPORATED<<+                                                                         633,216
         33,861    NVIDIA CORPORATION+                                                                                    1,938,881
         36,750    PMC-SIERRA INCORPORATED+                                                                                 451,658
         31,917    QLOGIC CORPORATION+                                                                                      617,594
        327,641    QUALCOMM INCORPORATED                                                                                 16,581,911
         34,080    ROCKWELL COLLINS INCORPORATED                                                                          1,920,408
        105,271    SANMINA-SCI CORPORATION+                                                                                 431,611
         89,095    TELLABS INCORPORATED+                                                                                  1,416,611
        316,574    TEXAS INSTRUMENTS INCORPORATED                                                                        10,279,158
         13,458    WHIRLPOOL CORPORATION                                                                                  1,231,003
         68,200    XILINX INCORPORATED                                                                                    1,736,372

                                                                                                                        218,446,118
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.40%
         17,175    FLUOR CORPORATION<<                                                                                    1,473,615
         48,121    MOODY'S CORPORATION                                                                                    3,438,727
         66,079    PAYCHEX INCORPORATED                                                                                   2,752,851
         32,181    QUEST DIAGNOSTICS INCORPORATED                                                                         1,650,885

                                                                                                                          9,316,078
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.33%
         20,629    BALL CORPORATION                                                                                         904,169
         28,949    FORTUNE BRANDS INCORPORATED                                                                            2,334,158
         40,566    ILLINOIS TOOL WORKS INCORPORATED                                                                       3,906,911
         11,533    SNAP-ON INCORPORATED                                                                                     439,638

                                                                                                                          7,584,876
                                                                                                                    ---------------

FINANCIAL SERVICES - 0.04%
         42,486    JANUS CAPITAL GROUP INCORPORATED                                                                         984,401
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 3.05%
        153,577    ANHEUSER-BUSCH COMPANIES INCORPORATED<<                                                                6,568,488
        129,334    ARCHER-DANIELS-MIDLAND COMPANY                                                                         4,352,089
         36,454    CAMPBELL SOUP COMPANY                                                                                  1,181,110
         60,021    COCA-COLA ENTERPRISES INCORPORATED                                                                     1,220,827
        102,718    CONAGRA FOODS INCORPORATED                                                                             2,204,328
         38,999    CONSTELLATION BRANDS INCORPORATED CLASS A<<+                                                             976,925
         70,458    GENERAL MILLS INCORPORATED                                                                             3,570,812
         22,330    HERCULES INCORPORATED<<+                                                                                 308,154

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
         35,451    HERSHEY FOODS CORPORATION                                                                        $     1,851,606
         66,270    HJ HEINZ COMPANY                                                                                       2,512,958
         49,729    KELLOGG COMPANY                                                                                        2,190,065
         26,233    MCCORMICK & COMPANY INCORPORATED                                                                         888,249
         11,354    MOLSON COORS BREWING COMPANY                                                                             779,112
         26,749    PEPSI BOTTLING GROUP INCORPORATED                                                                        812,902
        327,735    PEPSICO INCORPORATED                                                                                  18,939,806
        150,369    SARA LEE CORPORATION<<                                                                                 2,688,598
        407,513    THE COCA-COLA COMPANY<<                                                                               17,062,569
         49,842    TYSON FOODS INCORPORATED CLASS A                                                                         684,829
         35,104    WM. WRIGLEY JR. COMPANY<<                                                                              2,246,656

                                                                                                                         71,040,083
                                                                                                                    ---------------

FOOD STORES - 0.62%
         72,954    ALBERTSON'S INCORPORATED                                                                               1,872,729
        143,512    KROGER COMPANY                                                                                         2,921,905
         88,958    SAFEWAY INCORPORATED                                                                                   2,234,625
        151,005    STARBUCKS CORPORATION+                                                                                 5,683,828
         27,482    WHOLE FOODS MARKET INCORPORATED                                                                        1,825,904

                                                                                                                         14,538,991
                                                                                                                    ---------------

FORESTRY - 0.15%
         48,120    WEYERHAEUSER COMPANY                                                                                   3,485,332
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.21%
         36,079    LEGGETT & PLATT INCORPORATED                                                                             879,245
         82,351    MASCO CORPORATION                                                                                      2,675,584
         54,300    NEWELL RUBBERMAID INCORPORATED<<                                                                       1,367,817

                                                                                                                          4,922,646
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 1.98%
         22,539    BIG LOTS INCORPORATED<<+                                                                                 314,645
         62,634    DOLLAR GENERAL CORPORATION                                                                             1,106,743
         30,715    FAMILY DOLLAR STORES INCORPORATED                                                                        817,019
         53,848    FEDERATED DEPARTMENT STORES INCORPORATED                                                               3,930,904
         45,941    JC PENNEY COMPANY INCORPORATED                                                                         2,775,296
         19,743    SEARS HOLDINGS CORPORATION<<+                                                                          2,610,814
        173,917    TARGET CORPORATION                                                                                     9,045,423
         91,132    TJX COMPANIES INCORPORATED                                                                             2,261,896
        494,164    WAL-MART STORES INCORPORATED                                                                          23,344,307

                                                                                                                         46,207,047
                                                                                                                    ---------------

HEALTH SERVICES - 0.54%
         88,748    CAREMARK RX INCORPORATED+                                                                              4,364,627
         80,695    HCA INCORPORATED<<                                                                                     3,695,024
         47,604    HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                     1,026,818
         24,786    LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                            1,449,485
         15,641    MANOR CARE INCORPORATED                                                                                  693,678

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEALTH SERVICES (CONTINUED)
         93,034    TENET HEALTHCARE CORPORATION+                                                                    $       686,591
         20,104    WATSON PHARMACEUTICALS INCORPORATED+                                                                     577,789

                                                                                                                         12,494,012
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.95%
         19,102    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        895,884
         42,195    ARCHSTONE-SMITH TRUST                                                                                  2,057,850
         17,750    BOSTON PROPERTIES INCORPORATED                                                                         1,655,188
         80,347    EQUITY OFFICE PROPERTIES TRUST                                                                         2,698,052
         57,450    EQUITY RESIDENTIAL                                                                                     2,688,085
         39,728    KIMCO REALTY CORPORATION                                                                               1,614,546
         36,461    PLUM CREEK TIMBER COMPANY<<                                                                            1,346,505
         48,167    PROLOGIS                                                                                               2,576,934
         16,355    PUBLIC STORAGE INCORPORATED<<                                                                          1,328,517
         36,185    SIMON PROPERTY GROUP INCORPORATED<<                                                                    3,044,606
         23,473    VORNADO REALTY TRUST<<                                                                                 2,253,408

                                                                                                                         22,159,575
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.34%
         55,478    BED BATH & BEYOND INCORPORATED+                                                                        2,130,355
         80,439    BEST BUY COMPANY INCORPORATED                                                                          4,498,954
         30,117    CIRCUIT CITY STORES INCORPORATED                                                                         737,264
         26,631    RADIO SHACK CORPORATION                                                                                  512,114

                                                                                                                          7,878,687
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.29%
         65,192    HILTON HOTELS CORPORATION                                                                              1,659,788
         32,091    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            2,201,443
         42,695    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                       2,891,732

                                                                                                                          6,752,963
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.58%
        149,349    3M COMPANY                                                                                            11,304,226
         35,259    AMERICAN STANDARD COMPANIES INCORPORATED                                                               1,511,201
        168,476    APPLE COMPUTER INCORPORATED+                                                                          10,566,815
        313,850    APPLIED MATERIALS INCORPORATED<<                                                                       5,495,514
         67,706    BAKER HUGHES INCORPORATED<<                                                                            4,631,090
         15,308    BLACK & DECKER CORPORATION                                                                             1,330,112
        132,708    CATERPILLAR INCORPORATED<<                                                                             9,529,762
          9,189    CUMMINS INCORPORATED<<                                                                                   965,764
         46,862    DEERE & COMPANY                                                                                        3,704,441
        465,565    DELL INCORPORATED+                                                                                    13,855,214
         40,216    DOVER CORPORATION                                                                                      1,952,889
         29,454    EATON CORPORATION<<                                                                                    2,149,258
        470,160    EMC CORPORATION+                                                                                       6,408,281
         52,279    GATEWAY INCORPORATED+                                                                                    114,491
        559,508    HEWLETT-PACKARD COMPANY                                                                               18,407,813
         64,780    INGERSOLL-RAND COMPANY CLASS A                                                                         2,707,156

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
        310,040    INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                    $    25,568,999
         21,421    LEXMARK INTERNATIONAL INCORPORATED<<+                                                                    972,085
         34,562    NATIONAL-OILWELL VARCO INCORPORATED<<+                                                                 2,216,115
         24,711    PALL CORPORATION                                                                                         770,736
         23,684    PARKER HANNIFIN CORPORATION                                                                            1,909,167
         44,900    PITNEY BOWES INCORPORATED<<                                                                            1,927,557
        180,915    SOLECTRON CORPORATION+                                                                                   723,660
         14,330    STANLEY WORKS                                                                                            725,958
         50,044    SYMBOL TECHNOLOGIES INCORPORATED                                                                         529,466

                                                                                                                        129,977,770
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.44%
         63,688    AON CORPORATION<<                                                                                      2,643,689
         32,340    HUMANA INCORPORATED+                                                                                   1,702,701
         26,906    JEFFERSON-PILOT CORPORATION                                                                            1,505,121
        108,205    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                3,176,899
         59,075    UNUMPROVIDENT CORPORATION<<                                                                            1,209,856

                                                                                                                         10,238,266
                                                                                                                    ---------------

INSURANCE CARRIERS - 5.81%
         63,761    ACE LIMITED                                                                                            3,316,210
        112,181    AETNA INCORPORATED                                                                                     5,512,574
         98,546    AFLAC INCORPORATED                                                                                     4,447,381
        127,588    ALLSTATE CORPORATION                                                                                   6,648,611
         20,874    AMBAC FINANCIAL GROUP INCORPORATED                                                                     1,661,570
        513,454    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             33,934,175
         39,545    CHUBB CORPORATION                                                                                      3,774,175
         23,949    CIGNA CORPORATION                                                                                      3,128,218
         34,441    CINCINNATI FINANCIAL CORPORATION                                                                       1,448,933
         74,531    GENWORTH FINANCIAL INCORPORATED                                                                        2,491,571
         59,831    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         4,819,387
         34,269    LINCOLN NATIONAL CORPORATION<<                                                                         1,870,745
         26,842    LOEWS CORPORATION                                                                                      2,716,410
         26,509    MBIA INCORPORATED<<                                                                                    1,593,986
        149,937    METLIFE INCORPORATED                                                                                   7,252,453
         17,307    MGIC INVESTMENT CORPORATION<<                                                                          1,153,166
         55,289    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 2,698,103
         38,912    PROGRESSIVE CORPORATION                                                                                4,056,965
         97,919    PRUDENTIAL FINANCIAL INCORPORATED                                                                      7,423,239
         24,385    SAFECO CORPORATION                                                                                     1,224,371
        137,663    ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                              5,752,937
         20,487    TORCHMARK CORPORATION                                                                                  1,169,808
        268,296    UNITEDHEALTH GROUP INCORPORATED                                                                       14,987,015
        130,558    WELLPOINT INCORPORATED+                                                                               10,109,106
         34,503    XL CAPITAL LIMITED CLASS A                                                                             2,211,987

                                                                                                                        135,403,096
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
LEATHER & LEATHER PRODUCTS - 0.11%
         75,834    COACH INCORPORATED+                                                                              $     2,622,340
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.02%
         20,975    LOUISIANA-PACIFIC CORPORATION<<                                                                          570,520
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.93%
         84,815    AGILENT TECHNOLOGIES INCORPORATED+                                                                     3,184,803
         29,998    ALLERGAN INCORPORATED<<                                                                                3,254,783
         36,254    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             983,934
         10,636    BAUSCH & LOMB INCORPORATED                                                                               677,513
        128,280    BAXTER INTERNATIONAL INCORPORATED                                                                      4,978,547
         48,927    BECTON DICKINSON & COMPANY                                                                             3,012,925
         48,964    BIOMET INCORPORATED+                                                                                   1,739,201
        117,014    BOSTON SCIENTIFIC CORPORATION<<+                                                                       2,697,173
         20,574    C.R. BARD INCORPORATED                                                                                 1,395,123
         46,929    DANAHER CORPORATION                                                                                    2,982,338
         56,815    EASTMAN KODAK COMPANY<<                                                                                1,615,819
         24,410    FISHER SCIENTIFIC INTERNATIONAL INCORPORATED<<+                                                        1,661,100
         67,031    GUIDANT CORPORATION<<                                                                                  5,232,440
        238,766    MEDTRONIC INCORPORATED                                                                                12,117,374
         10,300    MILLIPORE CORPORATION+                                                                                   752,518
         25,873    PERKINELMER INCORPORATED                                                                                 607,239
         88,248    RAYTHEON COMPANY                                                                                       4,045,288
         35,059    ROCKWELL AUTOMATION INCORPORATED                                                                       2,521,093
         72,515    ST. JUDE MEDICAL INCORPORATED+                                                                         2,973,115
         57,803    STRYKER CORPORATION<<                                                                                  2,562,985
         16,143    TEKTRONIX INCORPORATED                                                                                   576,467
         39,186    TERADYNE INCORPORATED+                                                                                   607,775
         32,080    THERMO ELECTRON CORPORATION+                                                                           1,189,847
         20,675    WATERS CORPORATION+                                                                                      892,126
        184,228    XEROX CORPORATION<<+                                                                                   2,800,266
         49,012    ZIMMER HOLDINGS INCORPORATED<<+                                                                        3,313,211

                                                                                                                         68,375,003
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 0.07%
         31,714    COVENTRY HEALTH CARE INCORPORATED+                                                                     1,711,922
                                                                                                                    ---------------

MEMBERSHIP ORGANIZATIONS - 0.00%
          4,627    TRONOX INC COMMON CLASS B+                                                                                78,606
                                                                                                                    ---------------

METAL MINING - 0.43%
         36,407    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    2,176,047
         88,381    NEWMONT MINING CORPORATION                                                                             4,586,090
         40,261    PHELPS DODGE CORPORATION                                                                               3,242,218

                                                                                                                         10,004,355
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
         19,859    VULCAN MATERIALS COMPANY                                                                               1,720,782
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.09%
         35,208    HASBRO INCORPORATED                                                                              $       742,889
        588,715    JOHNSON & JOHNSON                                                                                     34,863,702
         76,899    MATTEL INCORPORATED<<                                                                                  1,394,179
         28,138    TIFFANY & COMPANY<<                                                                                    1,056,300
        398,676    TYCO INTERNATIONAL LIMITED                                                                            10,716,411

                                                                                                                         48,773,481
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 1.26%
         61,030    AMAZON.COM INCORPORATED+<<                                                                             2,228,205
         93,598    COSTCO WHOLESALE CORPORATION                                                                           5,069,268
        161,697    CVS CORPORATION                                                                                        4,829,889
         12,185    DILLARDS INCORPORATED CLASS A                                                                            317,297
         28,954    EXPRESS SCRIPTS INCORPORATED<<+                                                                        2,545,057
         58,491    OFFICE DEPOT INCORPORATED+                                                                             2,178,205
        144,144    STAPLES INCORPORATED                                                                                   3,678,555
        200,207    WALGREEN COMPANY                                                                                       8,634,928

                                                                                                                         29,481,404
                                                                                                                    ---------------

MOTION PICTURES - 1.44%
        474,853    NEWS CORPORATION CLASS A                                                                               7,887,308
        891,222    TIME WARNER INCORPORATED                                                                              14,963,618
        380,962    WALT DISNEY COMPANY<<                                                                                 10,625,030

                                                                                                                         33,475,956
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.74%
        216,039    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                            17,149,176
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.00%
        244,829    AMERICAN EXPRESS COMPANY                                                                              12,865,764
         59,563    CAPITAL ONE FINANCIAL CORPORATION<<                                                                    4,796,013
         39,518    CIT GROUP INCORPORATED                                                                                 2,115,003
        119,282    COUNTRYWIDE FINANCIAL CORPORATION<<                                                                    4,377,649
        191,467    FANNIE MAE                                                                                             9,841,404
        136,691    FREDDIE MAC                                                                                            8,338,151
         82,551    SLM CORPORATION                                                                                        4,287,699

                                                                                                                         46,621,683
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 3.36%
         45,585    ANADARKO PETROLEUM CORPORATION                                                                         4,604,541
         65,340    APACHE CORPORATION                                                                                     4,280,424
         64,124    BJ SERVICES COMPANY                                                                                    2,218,690
         74,354    BURLINGTON RESOURCES INCORPORATED                                                                      6,833,876
         73,908    CHESAPEAKE ENERGY CORPORATION                                                                          2,321,450
         87,408    DEVON ENERGY CORPORATION                                                                               5,346,747
         47,980    EOG RESOURCES INCORPORATED                                                                             3,454,560
        102,120    HALLIBURTON COMPANY                                                                                    7,456,803
         22,945    KERR-MCGEE CORPORATION                                                                                 2,190,789
         31,258    NABORS INDUSTRIES LIMITED+                                                                             2,237,448

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (CONTINUED)
         27,130    NOBLE CORPORATION<<                                                                              $     2,200,243
         85,212    OCCIDENTAL PETROLEUM CORPORATION                                                                       7,894,892
         21,623    ROWAN COMPANIES INCORPORATED<<+                                                                          950,547
        116,883    SCHLUMBERGER LIMITED                                                                                  14,793,881
         64,481    TRANSOCEAN INCORPORATED<<+                                                                             5,177,824
         68,999    WEATHERFORD INTERNATIONAL LIMITED+                                                                     3,156,704
         71,846    XTO ENERGY INCORPORATED                                                                                3,130,330

                                                                                                                         78,249,749
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.53%
         20,830    BEMIS COMPANY INCORPORATED                                                                               657,811
         97,443    INTERNATIONAL PAPER COMPANY                                                                            3,368,605
         91,163    KIMBERLY-CLARK CORPORATION                                                                             5,269,221
         35,897    MEADWESTVACO CORPORATION                                                                                 980,347
         14,015    OFFICEMAX INCORPORATED                                                                                   422,833
         28,343    PACTIV CORPORATION+                                                                                      695,537
         21,929    TEMPLE-INLAND INCORPORATED                                                                               976,937

                                                                                                                         12,371,291
                                                                                                                    ---------------

PERSONAL SERVICES - 0.11%
         27,253    CINTAS CORPORATION                                                                                     1,161,523
         64,812    H & R BLOCK INCORPORATED                                                                               1,403,180

                                                                                                                          2,564,703
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.84%
         15,832    AMERADA HESS CORPORATION                                                                               2,254,477
         14,097    ASHLAND INCORPORATED                                                                                   1,002,015
        440,371    CHEVRONTEXACO CORPORATION                                                                             25,528,307
        272,695    CONOCOPHILLIPS<<                                                                                      17,220,689
      1,207,933    EXXON MOBIL CORPORATION                                                                               73,514,802
         72,560    MARATHON OIL CORPORATION                                                                               5,526,895
         32,663    MURPHY OIL CORPORATION                                                                                 1,627,271
         26,342    SUNOCO INCORPORATED                                                                                    2,043,349
        123,009    VALERO ENERGY CORPORATION                                                                              7,353,478

                                                                                                                        136,071,283
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.51%
        172,460    ALCOA INCORPORATED                                                                                     5,270,378
         17,102    ALLEGHENY TECHNOLOGIES INCORPORATED                                                                    1,046,300
         24,481    ENGELHARD CORPORATION                                                                                    969,693
         30,742    NUCOR CORPORATION                                                                                      3,221,454
         21,528    UNITED STATES STEEL CORPORATION                                                                        1,306,319

                                                                                                                         11,814,144
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.97%
        152,855    CBS CORPORATION CLASS B                                                                                3,665,463
         11,678    DOW JONES & COMPANY INCORPORATED<<                                                                       458,945
         16,827    E.W. SCRIPPS COMPANY CLASS A                                                                             752,335

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (CONTINUED)
         47,095    GANNETT COMPANY INCORPORATED<<                                                                   $     2,821,933
         13,253    KNIGHT-RIDDER INCORPORATED<<                                                                             837,722
         72,634    MCGRAW-HILL COMPANIES INCORPORATED                                                                     4,185,171
          8,282    MEREDITH CORPORATION                                                                                     462,053
         28,721    NEW YORK TIMES COMPANY CLASS A<<                                                                         726,929
         42,720    RR DONNELLEY & SONS COMPANY                                                                            1,397,798
         51,791    TRIBUNE COMPANY                                                                                        1,420,627
        152,866    VIACOM INCORPORATED CLASS B+                                                                           5,931,201

                                                                                                                         22,660,177
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.77%
         73,777    BURLINGTON NORTHERN SANTA FE CORPORATION                                                               6,147,837
         43,407    CSX CORPORATION<<                                                                                      2,595,739
         81,547    NORFOLK SOUTHERN CORPORATION                                                                           4,409,246
         52,409    UNION PACIFIC CORPORATION                                                                              4,892,380

                                                                                                                         18,045,202
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.07%
         12,131    COOPER TIRE & RUBBER COMPANY                                                                             173,959
         16,101    SEALED AIR CORPORATION                                                                                   931,765
         35,009    THE GOODYEAR TIRE & RUBBER COMPANY<<+                                                                    506,930

                                                                                                                          1,612,654
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.82%
         49,582    AMERIPRISE FINANCIAL INCORPORATED                                                                      2,234,165
         23,612    BEAR STEARNS COMPANIES INCORPORATED                                                                    3,274,984
        204,117    CHARLES SCHWAB CORPORATION                                                                             3,512,854
         82,669    E*TRADE FINANCIAL CORPORATION+                                                                         2,230,410
         16,663    FEDERATED INVESTORS INCORPORATED CLASS B                                                                 650,690
         30,188    FRANKLIN RESOURCES INCORPORATED                                                                        2,844,917
         86,248    GOLDMAN SACHS GROUP INCORPORATED                                                                      13,537,486
         53,491    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  7,731,054
        181,656    MERRILL LYNCH & COMPANY INCORPORATED                                                                  14,307,226
        212,412    MORGAN STANLEY                                                                                        13,343,722
         26,119    T. ROWE PRICE GROUP INCORPORATED                                                                       2,042,767

                                                                                                                         65,710,275
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.35%
        305,820    CORNING INCORPORATED+                                                                                  8,229,616
                                                                                                                    ---------------

TOBACCO PRODUCTS - 1.39%
        412,833    ALTRIA GROUP INCORPORATED                                                                             29,253,346
         16,921    REYNOLDS AMERICAN INCORPORATED<<                                                                       1,785,165
         32,356    UST INCORPORATED                                                                                       1,346,010

                                                                                                                         32,384,521
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION BY AIR - 0.40%
         60,112    FEDEX CORPORATION                                                                                $     6,789,050
        140,074    SOUTHWEST AIRLINES COMPANY                                                                             2,519,931

                                                                                                                          9,308,981
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.90%
        158,329    BOEING COMPANY                                                                                        12,338,579
         18,796    BRUNSWICK CORPORATION                                                                                    730,413
        368,757    FORD MOTOR COMPANY<<                                                                                   2,935,306
         79,182    GENERAL DYNAMICS CORPORATION                                                                           5,066,065
        111,866    GENERAL MOTORS CORPORATION<<                                                                           2,379,390
         34,205    GENUINE PARTS COMPANY<<                                                                                1,499,205
         24,412    GOODRICH CORPORATION                                                                                   1,064,607
         53,911    HARLEY-DAVIDSON INCORPORATED<<                                                                         2,796,903
        164,308    HONEYWELL INTERNATIONAL INCORPORATED                                                                   7,027,453
         36,538    ITT INDUSTRIES INCORPORATED                                                                            2,054,166
         38,410    JOHNSON CONTROLS INCORPORATED                                                                          2,916,471
         70,871    LOCKHEED MARTIN CORPORATION                                                                            5,324,538
         12,204    NAVISTAR INTERNATIONAL CORPORATION+                                                                      336,586
         69,375    NORTHROP GRUMMAN CORPORATION                                                                           4,737,619
         33,488    PACCAR INCORPORATED                                                                                    2,360,234
         26,185    TEXTRON INCORPORATED                                                                                   2,445,417
        200,868    UNITED TECHNOLOGIES CORPORATION                                                                       11,644,318

                                                                                                                         67,657,270
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.03%
         26,081    SABRE HOLDINGS CORPORATION                                                                               613,686
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.17%
         85,887    CARNIVAL CORPORATION<<                                                                                 4,068,467
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.08%
         41,347    AMERISOURCEBERGEN CORPORATION                                                                          1,995,820
         16,450    BROWN-FORMAN CORPORATION CLASS B                                                                       1,266,157
         83,468    CARDINAL HEALTH INCORPORATED                                                                           6,220,035
         26,842    DEAN FOODS COMPANY+                                                                                    1,042,275
         60,556    MCKESSON CORPORATION                                                                                   3,156,784
         60,216    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   3,445,560
         37,439    NIKE INCORPORATED CLASS B                                                                              3,186,059
         26,939    SUPERVALU INCORPORATED<<                                                                                 830,260
        122,510    SYSCO CORPORATION                                                                                      3,926,445

                                                                                                                         25,069,395
                                                                                                                    ---------------
WHOLESALE TRADE DURABLE GOODS - 0.09%
         27,425    PATTERSON COMPANIES INCORPORATED+                                                                        965,360
         15,124    W.W. GRAINGER INCORPORATED                                                                             1,139,593

                                                                                                                          2,104,953
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $1,832,740,086)                                                                             2,326,477,440
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RIGHTS - 0.00%
         32,300    SEAGATE TECHNOLOGY RIGHTS(A)                                                                     $             0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 10.67%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
         85,895    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    85,895
         65,084    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           65,084

                                                                                                                            150,979
                                                                                                                    ---------------

PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 10.66%
$       900,300    AMERICAN GENERAL FINANCE CORPORATION+/-                                4.78%       04/13/2007            900,669
        374,825    APRECO LLC                                                             4.62        05/15/2006            372,730
        820,373    APRECO LLC                                                             4.94        06/15/2006            812,293
        500,167    ASPEN FUNDING CORPORATION                                              4.92        04/03/2006            500,167
      5,001,667    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                        4.62        11/03/2006          5,001,667
        563,088    ATLAS CAPITAL FUNDING LIMITED                                          4.80        04/17/2006            562,046
      1,200,400    ATLAS CAPITAL FUNDING LIMITED                                          4.62        05/15/2006          1,193,690
      2,500,833    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.80        10/20/2006          2,500,833
      2,500,833    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.80        12/22/2006          2,500,833
        400,133    ATOMIUM FUNDING CORPORATION                                            4.53        04/12/2006            399,657
        347,016    BETA FINANCE INCORPORATED SERIES MTN+/-                                4.88        06/02/2006            347,061
     49,816,601    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $ 49,837,067)                                          4.93        04/03/2006         49,816,601
      1,484,895    BUCKINGHAM CDO LLC++                                                   4.60        04/06/2006          1,484,301
      4,868,222    BUCKINGHAM CDO LLC                                                     4.82        04/21/2006          4,856,636
      2,500,833    BUCKINGHAM CDO LLC                                                     4.82        04/25/2006          2,493,556
      2,600,867    BUCKINGHAM II CDO LLC++                                                4.83        04/25/2006          2,593,298
     10,003,334    BUCKINGHAM II CDO LLC                                                  4.83        04/26/2006          9,972,924
      3,001,000    CAIRN HIGH GRADE FUNDING I                                             4.59        04/06/2006          2,999,800
        240,080    CAIRN HIGH GRADE FUNDING I                                             4.71        04/26/2006            239,350
      4,201,400    CAIRN HIGH GRADE FUNDING I                                             4.83        04/27/2006          4,188,082
      2,500,833    CAIRN HIGH GRADE FUNDING I++                                           4.83        05/02/2006          2,491,255
      1,300,433    CAIRN HIGH GRADE FUNDING I                                             4.77        05/10/2006          1,294,035
      5,030,176    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.78        04/05/2006          5,028,869
      1,380,460    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.69        05/08/2006          1,374,027
        444,848    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.70        05/10/2006            442,660
      2,000,667    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.72        05/12/2006          1,990,283
      1,000,333    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.90        06/07/2006            991,560
      2,662,387    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    4.92        06/12/2006          2,637,228
      5,501,833    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.72        04/12/2006          5,501,834
      1,000,333    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.75        04/18/2007          1,000,333
      3,521,173    CONSOLIDATED EDISON INCORPORATED                                       4.90        04/03/2006          3,521,173
        250,083    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                       4.81        04/13/2006            249,753
      3,101,033    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                     4.92        05/04/2006          3,099,483
      2,500,833    CULLINAN FINANCE CORPORATION+/-                                        4.71        11/15/2006          2,500,733
      2,000,667    DEER VALLEY FUNDING LLC++                                              4.51        04/10/2006          1,998,806

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,556,352    DEER VALLEY FUNDING LLC                                                4.81%       04/17/2006    $     2,551,623
      6,094,731    DEER VALLEY FUNDING LLC                                                4.83        04/19/2006          6,081,810
      1,300,433    DEER VALLEY FUNDING LLC                                                4.80        05/03/2006          1,295,271
      5,001,667    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $ 5,003,684)                                           4.84        04/03/2006          5,001,667
      4,790,496    EIFFEL FUNDING LLC                                                     4.91        04/03/2006          4,790,496
        300,100    EIFFEL FUNDING LLC                                                     4.78        04/17/2006            299,545
      3,603,301    EUREKA SECURITIZATION INCORPORATED                                     4.88        05/16/2006          3,582,690
         82,427    GALLEON CAPITAL LLC                                                    4.65        04/03/2006             82,428
        150,050    GEMINI SECURITIZATION INCORPORATED                                     4.90        05/24/2006            149,028
      2,400,800    GOLDMAN SACHS GROUP INCORPORATED+/-                                    4.97        06/30/2006          2,400,800
      7,167,389    HARRIER FINANCE FUNDING LLC                                            4.62        04/03/2006          7,167,389
      1,600,533    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.03        06/06/2006          1,600,533
     20,087,670    JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $ 20,095,923)                                          4.93        04/03/2006         20,087,670
        130,043    K2 (USA) LLC                                                           4.63        05/02/2006            129,545
        462,654    K2 (USA) LLC SERIES MTN+/-                                             4.87        07/24/2006            462,770
      1,500,500    KAUPTHING BANK HF SERIES MTN+/-++                                      4.84        03/20/2007          1,500,200
        200,067    KLIO II FUNDING CORPORATION                                            4.58        04/05/2006            200,015
        241,080    KLIO III FUNDING CORPORATION                                           4.69        04/19/2006            240,569
        100,033    LEXINGTON PARKER CAPITAL CORPORATION                                   4.62        05/02/2006             99,650
        379,727    LEXINGTON PARKER CAPITAL CORPORATION                                   4.69        05/10/2006            377,858
      2,500,833    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                 4.81        05/26/2006          2,500,983
        200,067    LINKS FINANCE LLC SERIES MTN1+/-                                       4.68        09/12/2006            200,069
        600,200    LIQUID FUNDING LIMITED+/-                                              4.94        04/24/2006            600,224
      2,300,767    LIQUID FUNDING LIMITED+/-                                              4.71        08/14/2006          2,300,767
      1,500,500    LIQUID FUNDING LIMITED+/-                                              4.61        12/01/2006          1,500,500
        600,200    LIQUID FUNDING LIMITED SERIES MTN+/-                                   4.83        02/20/2007            600,170
      1,000,333    MBIA GLOBAL FUNDING LLC+/-                                             4.78        02/20/2007          1,000,273
      5,026,675    MERRILL LYNCH & COMPANY SERIES MTN+/-                                  4.80        10/27/2006          5,030,445
      3,001,000    MORGAN STANLEY+/-                                                      4.94        10/10/2006          3,001,000
        462,654    MORGAN STANLEY SERIES EXL+/-                                           4.78        08/13/2010            462,779
      1,722,474    MORTGAGE INTEREST NET TRUST                                            4.68        04/03/2006          1,722,474
      2,260,753    MORTGAGE INTEREST NET TRUST                                            4.78        05/03/2006          2,251,778
        100,033    NATIONWIDE BUILDING SOC+/-                                             4.74        07/21/2006            100,081
      2,206,035    NEWPORT FUNDING CORPORATION                                            4.92        04/03/2006          2,206,035
      3,028,909    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              4.78        04/03/2006          3,028,909
      3,501,167    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.68        04/04/2006          3,500,712
        445,949    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.93        06/26/2006            440,892
        190,063    NORDEA NORTH AMERICA INCORPORATED                                      4.89        05/15/2006            189,001
      5,276,758    NORTHERN ROCK PLC+/-                                                   4.63        04/21/2006          5,276,020
        395,432    NORTHERN ROCK PLC                                                      4.69        04/24/2006            394,333
      5,001,667    NORTHERN ROCK PLC+/-                                                   4.66        02/05/2007          5,001,717
        404,635    RACERS TRUST 2004-6-MM+/-                                              4.79        05/22/2006            404,692
        100,033    SCALDIS CAPITAL LIMITED                                                4.93        06/15/2006             99,048
        400,133    TANGO FINANCE CORPORATION                                              4.95        06/21/2006            395,868
      1,156,685    TANGO FINANCE CORPORATION SERIES MTN+/-                                4.87        10/25/2006          1,157,067

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       578,293    TRAVELERS INSURANCE COMPANY+/-                                         4.77%       02/09/2007    $       578,281
      2,500,833    UNICREDITO ITALIANO SERIES LIB+/-                                      4.70        03/09/2007          2,500,683
      2,500,833    UNICREDITO ITALIANO SERIES YCD+/-                                      4.47        04/03/2006          2,500,833
      3,801,267    US BANK NA SERIES BKNT+/-                                              4.66        07/28/2006          3,801,381
      1,000,333    WHISTLEJACKET CAPITAL LIMITED+/-                                       4.65        06/09/2006          1,000,333
        100,033    WHITE PINE FINANCE LLC                                                 4.64        04/18/2006             99,835
        500,167    WHITE PINE FINANCE LLC                                                 4.82        05/05/2006            498,036
        408,336    WHITE PINE FINANCE LLC                                                 4.84        05/25/2006            405,498
        307,302    WHITE PINE FINANCE LLC                                                 4.93        06/20/2006            304,067
      2,639,780    WHITE PINE FINANCE LLC                                                 4.93        06/22/2006          2,611,270
      2,500,833    WHITE PINE FINANCE LLC+/-                                              4.70        07/17/2006          2,500,833
      2,400,800    WHITE PINE FINANCE LLC SERIES MTN1+/-                                  4.81        06/12/2006          2,401,016

                                                                                                                        248,527,686
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $248,678,665)                                                             248,678,665
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS - 0.96%

SHARES

MUTUAL FUND - 0.90%
     20,878,671    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                            20,878,671
                                                                                                                    ---------------
PRINCIPAL

US TREASURY BILLS - 0.06%
$        95,000    US TREASURY BILL^#                                                     4.16        05/11/2006             94,560
      1,385,000    US TREASURY BILL^#                                                     4.48        08/10/2006          1,362,507

                                                                                                                          1,457,067
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $22,336,023)                                                                          22,335,738
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,103,754,774)*                         111.42%                                                              $ 2,597,491,843
OTHER ASSETS AND LIABILITIES, NET              (11.42)                                                                 (266,225,840)
                                               ------                                                               ---------------

TOTAL NET ASSETS                               100.00%                                                              $ 2,331,266,003
                                               ======                                                               ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $33,742,234.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 95.77%

AUSTRALIA - 3.37%
         61,000    ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           $     1,012,706
         98,557    PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                           1,220,637
         27,202    RIO TINTO LIMITED (METAL MINING)                                                                       1,535,520
        121,000    WESTFIELD GROUP (PROPERTIES)                                                                           1,481,271
         11,527    WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        375,310

                                                                                                                          5,625,444
                                                                                                                    ---------------

BELGIUM - 1.11%
         51,800    FORTIS (DEPOSITORY INSTITUTIONS)                                                                       1,850,583
                                                                                                                    ---------------

CHINA - 0.50%
        968,000    YANZHOU COAL MINING COMPANY LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                           842,103
                                                                                                                    ---------------

DENMARK - 0.82%
         36,900    DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                              1,369,263
                                                                                                                    ---------------

FRANCE - 13.69%
        106,700    ALCATEL SA (COMMUNICATIONS)                                                                            1,651,227
         19,100    ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                  1,601,735
         60,700    AXA SA (INSURANCE CARRIERS)                                                                            2,130,289
         28,100    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                 1,493,232
         34,574    CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                1,883,767
         25,600    CARREFOUR SA (FOOD STORES)+                                                                            1,361,933
         13,600    LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    1,540,997
         31,100    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        2,958,567
         45,000    SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               1,773,431
         15,676    TECHNIP SA (OIL & GAS EXTRACTION)                                                                      1,060,986
         13,850    TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     3,653,924
         51,300    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                  1,761,848

                                                                                                                         22,871,936
                                                                                                                    ---------------

GERMANY - 6.97%
         10,900    ALLIANZ AG (INSURANCE CARRIERS)+                                                                       1,819,969
         17,700    BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             974,896
          7,103    CELESIO AG (WHOLESALE TRADE DURABLE GOODS)                                                               672,185
         25,221    COMMERZBANK AG (DEPOSITORY INSTITUTIONS)+                                                              1,004,952
         20,400    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            2,244,994
         10,300    FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                            1,230,737
         44,700    METRO AG (FOOD STORES)                                                                                 2,291,933
          6,500    SAP AG (BUSINESS SERVICES)                                                                             1,410,074

                                                                                                                         11,649,740
                                                                                                                    ---------------

GREECE - 0.89%
         40,303    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                1,488,688
                                                                                                                    ---------------

HONG KONG - 4.37%
        150,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                             1,590,058
        253,000    CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      1,328,721

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HONG KONG (CONTINUED)
      1,361,000    CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                 $       789,326
      2,479,000    GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                       1,110,241
        159,940    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          1,624,311
        150,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                          850,609

                                                                                                                          7,293,266
                                                                                                                    ---------------

HUNGARY - 0.31%
          7,560    OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                                                   525,420
                                                                                                                    ---------------

ITALY - 3.29%
         94,342    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      2,684,445
        389,800    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                      2,817,757

                                                                                                                          5,502,202
                                                                                                                    ---------------

JAPAN - 23.09%
        171,500    AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                            4,160,004
         21,000    DAIWA HOUSE INDUSTRY COMPANY LIMITED
                   (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                         363,976
        138,000    KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       1,654,359
         64,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          1,685,642
          5,280    KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             1,372,710
            146    MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                      2,890,229
        124,000    MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                         1,686,695
         25,700    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             1,740,263
        101,000    NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                  1,673,322
        286,000    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                          2,242,804
        113,700    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             2,535,790
          1,038    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               1,534,512
         70,300    OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             2,018,811
         38,000    SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             1,943,585
        171,000    SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 2,551,198
         95,000    SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             1,682,880
        359,000    SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         2,513,305
        373,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                     4,316,279

                                                                                                                         38,566,364
                                                                                                                    ---------------

NETHERLANDS - 4.11%
         20,273    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                            1,075,832
         80,300    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                     1,639,709
         57,300    ING GROEP NV (FINANCIAL SERVICES)                                                                      2,263,724
         75,700    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           1,887,959

                                                                                                                          6,867,224
                                                                                                                    ---------------

NORWAY - 1.60%
          2,013    ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                       99,827
         88,900    STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  2,563,797
                                                                                                                          2,663,624
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RUSSIA - 1.72%
         20,400    LUKOIL ADR (OIL & GAS EXTRACTION)+                                                               $     1,701,360
         35,600    MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                1,178,360

                                                                                                                          2,879,720
                                                                                                                    ---------------

SINGAPORE - 0.60%
        103,000    UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   994,399
                                                                                                                    ---------------

SOUTH KOREA - 0.47%
          1,520    SAMSUNG ELECTRONICS COMPANY LIMITED - PREFERRED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   778,304
                                                                                                                    ---------------

SPAIN - 1.77%
         89,900    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           1,876,049
         53,179    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             1,081,393

                                                                                                                          2,957,442
                                                                                                                    ---------------

SWEDEN - 0.82%
         71,000    SECURITAS AB (BUSINESS SERVICES)                                                                       1,367,401
                                                                                                                    ---------------

SWITZERLAND - 6.45%
         64,800    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              3,603,728
         23,900    ROCHE HOLDING AG (HEALTH SERVICES)                                                                     3,558,463
         15,500    UBS AG (FINANCIAL SERVICES)                                                                            1,702,604
          8,100    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)+                                                     1,902,830

                                                                                                                         10,767,625
                                                                                                                    ---------------

THAILAND - 1.58%
        660,000    ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)              1,553,441
        387,500    BANGKOK BANK PUBLIC COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                          1,086,495

                                                                                                                          2,639,936
                                                                                                                    ---------------

UNITED KINGDOM - 18.24%
         25,301    ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                          1,274,787
        129,000    AVIVA PLC (INSURANCE CARRIERS)                                                                         1,791,884
        197,000    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                1,440,098
        217,500    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 2,545,064
        109,200    EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    1,671,477
        196,600    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      5,140,695
        173,000    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            2,900,516
        856,400    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                         2,112,841
        163,519    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                             1,301,174
      8,797,322    ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                        15,590
        100,600    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                   3,142,603
        200,045    SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                     1,807,311
         66,100    STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                       1,644,547
      1,759,000    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    3,682,601

                                                                                                                         30,471,188
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $128,620,363)                                                                                 159,971,872
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COLLATERAL FOR SECURITIES LENDING - 1.91%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.91%
      3,191,264    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE                                                      $     3,191,264
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,191,264)                                                                 3,191,264
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 2.50%
      4,179,151    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            4,179,151
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,179,151)                                                                            4,179,151
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $135,990,778)*                           100.18%                                                              $   167,342,287
OTHER ASSETS AND LIABILITIES, NET               (0.18)                                                                     (302,110)
                                               ------                                                               ---------------

TOTAL NET ASSETS                               100.00%                                                              $   167,040,177
                                               ======                                                               ===============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,179,151.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.89%

AUSTRIA - 0.64%
         28,805    WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                               $     1,780,284
                                                                                                                    ---------------

BELGIUM - 3.74%
        211,134    FORTIS NA (DEPOSITORY INSTITUTIONS)                                                                    7,532,641
         62,229    INBEV NA (FOOD & KINDRED PRODUCTS)                                                                     2,918,469

                                                                                                                         10,451,110
                                                                                                                    ---------------

BRAZIL - 0.41%
        266,881    VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)+                                                            1,142,251
                                                                                                                    ---------------

CANADA - 1.98%
         91,400    ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                              4,265,359
         14,900    RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                   1,264,712

                                                                                                                          5,530,071
                                                                                                                    ---------------

DENMARK - 0.17%
         19,500    VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)+                                                                                      486,091
                                                                                                                    ---------------

FINLAND - 0.86%
         95,400    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                         2,407,024
                                                                                                                    ---------------

FRANCE - 7.12%
         16,805    ACCOR SA (METAL MINING)                                                                                  968,775
         17,900    ALCATEL SA (COMMUNICATIONS)                                                                              277,010
          3,339    ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                    280,010
         82,594    AXA SA (INSURANCE CARRIERS)                                                                            2,898,667
         77,556    CARREFOUR SA (FOOD STORES)+                                                                            4,126,019
          8,585    ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)+                                               486,897
         29,797    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                2,921,275
         76,950    PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                             2,161,590
         24,168    PPR SA (APPAREL & ACCESSORY STORES)                                                                    2,918,565
         58,335    SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                  1,478,912
         14,725    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        1,400,800

                                                                                                                         19,918,520
                                                                                                                    ---------------

GERMANY - 11.97%
         29,361    ALLIANZ AG (INSURANCE CARRIERS)+                                                                       4,902,395
         41,081    BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           2,262,696
         92,500    COMMERZBANK AG (DEPOSITORY INSTITUTIONS)+                                                              3,685,741
         63,267    DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                          1,132,424
        119,297    DEUTSCHE POST AG (TRANSPORTATION SERVICES)+                                                            2,991,172
         17,762    DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                     299,628
         36,519    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            4,018,869
         22,918    HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              1,010,950
         82,395    PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)+                                                              2,146,795
         50,264    RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             4,374,755

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GERMANY (CONTINUED)
         14,459    SAP AG (BUSINESS SERVICES)                                                                       $     3,136,656
         37,577    SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                         3,508,243

                                                                                                                         33,470,324
                                                                                                                    ---------------

HONG KONG - 4.28%
        303,800    CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                   WAREHOUSING)                                                                                             877,044
      1,140,900    CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      5,991,852
         51,200    ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                              398,559
        687,000    MTR CORPORATION (RAILROAD TRANSPORTATION)                                                              1,549,461
         42,400    NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                  78,689
        301,700    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          3,063,990

                                                                                                                         11,959,595
                                                                                                                    ---------------

ITALY - 4.73%
          4,600    CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                   38,241
         94,421    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      2,686,693
        267,611    SAIPEM SPA (OIL & GAS EXTRACTION)                                                                      6,191,005
        595,621    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                      4,305,581

                                                                                                                         13,221,520
                                                                                                                    ---------------

JAPAN - 24.20%
         19,250    AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 1,274,065
         96,000    BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               2,002,379
        152,300    CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    2,762,621
        182,300    CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                  10,083,033
            780    JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                          2,743,585
          3,850    JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                           2,721,495
          9,020    KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             2,345,047
            142    MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                      2,811,045
        113,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                        2,678,590
            269    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                  4,113,849
        142,400    MITSUI & COMPANY LIMITED (WHOLESALE TRADE DURABLE GOODS)                                               2,059,174
         99,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           2,275,234
            876    MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                          7,167,273
            352    NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             1,692,710
         24,800    ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                7,722,345
        180,300    SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                     7,322,294
         15,600    SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               2,430,790
             51    SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                   563,297
        604,800    TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    2,898,107

                                                                                                                         67,666,933
                                                                                                                    ---------------

LUXEMBOURG - 1.57%
         14,807    RTI GROUP (COMMUNICATIONS)                                                                             1,301,835
        196,000    STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                   3,080,444

                                                                                                                          4,382,279
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
MEXICO - 2.78%
        240,400    GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                           $     4,783,960
      1,121,800    WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                3,005,075

                                                                                                                          7,789,035
                                                                                                                    ---------------

NETHERLANDS - 3.51%
        226,851    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                     4,632,249
         36,400    ASML HOLDING NV NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+            741,468
         99,346    ING GROEP NV (FINANCIAL SERVICES)                                                                      3,924,816
         66,178    KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                      520,487

                                                                                                                          9,819,020
                                                                                                                    ---------------

NORWAY - 0.77%
        156,200    SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                            2,145,081
                                                                                                                    ---------------

PORTUGAL - 0.77%
        676,725    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                 2,156,847
                                                                                                                    ---------------

RUSSIA - 3.45%
         28,902    AFK SISTEMA GDR (BUSINESS SERVICES)+                                                                     705,209
         90,100    LUKOIL ADR (OIL & GAS EXTRACTION)                                                                      7,496,320
         21,266    RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                      1,452,468

                                                                                                                          9,653,997
                                                                                                                    ---------------

SINGAPORE - 2.52%
        362,800    KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                         3,098,456
        457,000    SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                   3,959,526

                                                                                                                          7,057,982
                                                                                                                    ---------------

SOUTH KOREA - 4.73%
         60,228    HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                           2,851,470
         74,680    KOOKMIN BANK (FINANCIAL SERVICES)+                                                                     6,448,798
         87,630    SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                           3,923,327

                                                                                                                         13,223,595
                                                                                                                    ---------------

SPAIN - 1.17%
         56,780    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                             2,191,574
         58,926    PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               1,089,000

                                                                                                                          3,280,574
                                                                                                                    ---------------

SWITZERLAND - 10.78%
         46,578    ADECCO SA (BUSINESS SERVICES)                                                                          2,602,851
         19,596    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    5,817,245
          3,187    NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)+                                                                                              709,567
         51,295    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              2,852,673
         28,806    ROCHE HOLDING AG (HEALTH SERVICES)                                                                     4,288,915
         55,612    SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 3,886,207
            677    SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)+                                                                                                 74,262
         90,319    UBS AG (FINANCIAL SERVICES)                                                                            9,921,130

                                                                                                                         30,152,850
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
UNITED KINGDOM - 5.72%
        171,511    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                           $     2,006,926
        232,973    CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                        2,315,279
         42,332    CARNIVAL PLC (WATER TRANSPORTATION)                                                                    2,081,407
        223,771    CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)+                                                      1,094,420
      1,146,875    KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     4,772,253
         43,942    SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                         390,124
        792,741    WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                            2,616,898
         60,500    WPP GROUP PLC (BUSINESS SERVICES)+                                                                       725,806

                                                                                                                         16,003,113
                                                                                                                    ---------------

USA - 0.02%
          2,400    TIM HORTONS INCORPORATED (EATING & DRINKING PLACES)+                                                      63,720
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $219,203,893)                                                                                 273,761,816
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 2.46%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.46%
      6,879,725    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE                                                            6,879,725
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,879,725)                                                                 6,879,725
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 2.26%
      6,315,090    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            6,315,090
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,315,090)                                                                            6,315,090
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $232,398,708)                                         102.61%                                                 $   286,956,631
OTHER ASSETS AND LIABILITIES, NET                            (2.61)                                                      (7,291,452)
                                                            ------                                                  ---------------
TOTAL NET ASSETS                                            100.00%                                                 $   279,665,179
                                                            =====                                                   ===============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,315,090.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.25%

AUSTRALIA - 4.99%
          4,196    ALINTA LIMITED (ELECTRIC UTILITIES)                                                              $        32,983
         15,329    ALUMINA LIMITED (METAL MINING)                                                                            81,318
         13,245    AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                  70,168
         26,347    AMP LIMITED (INSURANCE CARRIERS)                                                                         163,721
          2,290    ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                 19,017
          2,926    APN NEWS & MEDIA LIMITED (COMMUNICATIONS)                                                                  9,908
          5,215    ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                              51,447
         26,452    AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                  501,831
          6,940    AUSTRALIAN GAS LIGHT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                  92,064
          1,466    AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS SERVICES)                                                     34,319
         12,532    AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                    52,036
          2,568    BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     34,011
         51,802    BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                        1,038,383
          1,354    BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                                14,734
         11,869    BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          61,009
          8,517    BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    54,388
         14,979    BRAMBLES INDUSTRIES LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                   115,277
          2,310    CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                        31,752
         12,029    CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                     55,717
          4,499    CENTRO RETAIL GROUP (REAL ESTATE)+                                                                         5,073
         22,064    CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                     30,802
             17    CFS GANDEL RETAIL TRUST-NEW (REAL ESTATE)+                                                                    23
          4,058    CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                                10,168
          8,674    COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                        44,896
            783    COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  29,788
         17,080    COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                                130,835
         18,777    COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                 608,944
         19,747    COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                           19,509
          6,200    COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                 32,668
          2,700    CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                105,731
         14,989    CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              47,859
         43,267    DB RREEF TRUST (REAL ESTATE)                                                                              45,533
          4,052    DCA GROUP LIMITED (HEALTH SERVICES)                                                                       10,646
          2,772    DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                      17,602
         29,108    FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                         110,652
          9,994    FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                      16,170
         25,504    GENERAL PROPERTY TRUST (REAL ESTATE)                                                                      75,407
         10,015    HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                               27,102
          4,413    ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                        24,769
          8,462    ING INDUSTRIAL FUND (REAL ESTATE)                                                                         13,691
         23,435    INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                    91,771
         21,012    INVESTA PROPERTY GROUP (REAL ESTATE)                                                                      32,492
          7,729    JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       52,455
         15,329    JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)                                                            44,006

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
AUSTRALIA (CONTINUED)
          1,892    LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)       $        24,042
          5,499    LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                              54,484
          4,210    LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                             24,443
         20,293    MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                      19,976
         10,714    MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          25,848
          3,416    MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                              158,176
          5,823    MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                        24,387
         16,782    MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                      59,831
         33,761    MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                       92,086
         10,648    MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                     26,223
         10,648    MAYNE PHARMA LIMITED (HEALTH SERVICES)+                                                                   22,564
         13,705    MIRVAC GROUP (REAL ESTATE)                                                                                41,699
          6,348    MULTIPLEX GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                           13,952
         23,418    NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                632,039
          4,674    NEWCREST MINING LIMITED (METAL MINING)                                                                    78,232
         10,734    ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                               31,660
          4,167    ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    69,171
         12,066    ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                              63,231
          9,792    PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                       16,754
          6,868    PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                               18,536
          9,446    PATRICK CORPORATION LIMITED (BUSINESS SERVICES)                                                           54,505
            724    PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                  35,245
          2,504    PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              31,012
         15,679    QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                    39,735
         11,607    QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                         181,811
         13,836    RINKER GROUP LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            196,618
          4,242    RIO TINTO LIMITED (METAL MINING)                                                                         239,456
          8,651    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     70,479
          1,353    SFE CORPORATION LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     15,798
          4,053    SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                45,554
         20,526    STOCKLAND (REAL ESTATE)                                                                                   98,748
            645    STOCKLAND (REAL ESTATE)+(B)                                                                                3,057
          8,080    SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                         112,450
          7,683    TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                85,089
         33,770    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                              90,418
          4,165    TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                           39,061
         10,814    TRANSURBAN GROUP (SOCIAL SERVICES)                                                                        52,179
          1,213    UNITAB LIMITED (COMMERCE)                                                                                 13,199
          5,571    WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              139,111
         21,620    WESTFIELD GROUP (PROPERTIES)                                                                             264,670
            730    WESTFIELD GROUP (PROPERTIES)+(B)                                                                           8,884
         26,600    WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                    453,603
          6,948    WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        226,221
         16,857    WOOLWORTHS LIMITED (FOOD STORES)                                                                         227,239

                                                                                                                          8,364,151
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
AUSTRIA - 0.44%
            144    BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)     $        29,666
          2,455    ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                 144,769
            199    FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                15,586
          3,915    IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                           40,612
             80    MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                          14,300
          1,630    MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                30,618
          2,389    OMV AG (OIL & GAS EXTRACTION)                                                                            159,811
            410    RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)+                                         34,979
            323    RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                          10,498
          5,149    TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                      121,365
             97    VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)               43,141
            273    VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+                  38,199
            339    WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                        20,952
            758    WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       38,121

                                                                                                                            742,617
                                                                                                                    ---------------

BELGIUM - 1.16%
          1,585    AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         30,195
            224    BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                19,124
            272    BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              28,018
          2,273    BELGACOM SA (COMMUNICATIONS)                                                                              72,693
             96    COFINIMMO SA (REITS)                                                                                      15,997
            260    COLRUYT SA (FOOD STORES)                                                                                  38,944
            330    COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                         9,882
             52    D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                             15,559
          1,130    DELHAIZE GROUP (FOOD STORES)                                                                              81,068
          7,885    DEXIA SA (DEPOSITORY INSTITUTIONS)+                                                                      203,914
            396    EURONAV SA (WATER TRANSPORTATION)+                                                                        10,730
         17,163    FORTIS (DEPOSITORY INSTITUTIONS)                                                                         613,157
            976    GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                                          108,579
          2,648    INBEV NA (FOOD & KINDRED PRODUCTS)                                                                       124,188
          2,724    KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                 292,477
            481    MOBISTAR SA (COMMUNICATIONS)                                                                              34,916
            314    OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                             19,235
            851    SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                   98,282
          1,796    SUEZ LYONNAISE DES EAUX STRIP SA (ELECTRIC, GAS & SANITARY SERVICES)+                                         22
             75    SUEZ SA (ENERGY)+                                                                                          2,965
          1,401    UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                      68,931
            409    UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                        56,653

                                                                                                                          1,945,529
                                                                                                                    ---------------

CAYMAN ISLANDS - 0.02%
         23,000    HUTCHISON TELECOMMUNICATIONS (TELECOMMUNICATIONS)+                                                        39,276
                                                                                                                    ---------------

DENMARK - 0.63%
             16    A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                  137,452
            213    BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                24,663
            506    CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                   33,033

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DENMARK (CONTINUED)
            413    COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)  $        31,087
            688    DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                     55,752
          6,128    DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                227,394
            295    DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                      39,283
            209    EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                 8,587
            523    FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)+                   20,978
          3,702    GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                51,101
          1,114    H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                             24,423
            332    NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  21,027
          3,276    NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                   203,759
            656    NOVOZYMES A/S (HEALTH SERVICES)                                                                           44,477
            333    TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                      41,748
            257    TRYGVESTA AS (WHOLESALE TRADE DURABLE GOODS)+                                                             15,046
          2,148    VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)+                                                                                                 53,545
            420    WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)+                                                                                       27,828

                                                                                                                          1,061,183
                                                                                                                    ---------------

FINLAND - 1.46%
          1,353    AMER GROUP (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                               27,612
            611    CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                            25,027
          2,307    ELISA CORPORATION (COMMUNICATIONS)                                                                        45,794
          5,987    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                           151,057
          1,032    KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    17,759
            938    KESKO OYJ (FOOD STORES)                                                                                   29,271
          1,222    KONE OYJ (BUSINESS SERVICES)                                                                              50,306
          1,657    METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        63,956
          1,497    NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)+                                                             51,459
         60,948    NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            1,261,533
          1,720    NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                             30,328
            900    OKO BANK (DEPOSITORY INSTITUTIONS)                                                                        14,593
          1,353    ORION OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                   32,612
          1,438    OUTOKUMPU OYJ (METAL MINING)                                                                              29,050
          1,000    RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                36,937
          5,361    SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                           112,849
          8,160    STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                 125,587
          1,321    TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  51,612
          7,366    UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                174,067
          1,130    UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                     29,552
            889    WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     32,948
          2,000    YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  54,243

                                                                                                                          2,448,152
                                                                                                                    ---------------

FRANCE - 9.28%
          2,717    ACCOR SA (METAL MINING)                                                                                  156,630
          2,036    AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                    47,940
          1,580    AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                328,951
         17,795    ALCATEL SA (COMMUNICATIONS)                                                                              275,385

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FRANCE (CONTINUED)
          1,626    ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                            $       136,357
          7,366    ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                                    290,380
          1,003    ATOS ORIGIN (BUSINESS SERVICES)+                                                                          74,327
            975    AUTOROUTES DU SUD DE LA FRANCE NPV (SOCIAL SERVICES)                                                      60,260
         21,592    AXA SA (INSURANCE CARRIERS)                                                                              757,779
         11,067    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               1,028,001
          1,107    BNP PARIBAS SA+(B)                                                                                        99,313
          2,549    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   135,454
          1,063    BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                             38,801
          1,900    CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                  103,522
          8,064    CARREFOUR SA (FOOD STORES)+                                                                              429,009
            575    CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                40,206
          1,432    CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         127,724
            584    CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                      58,883
          4,562    COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       318,717
          2,089    COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)               131,262
          8,625    CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                             335,622
            781    DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             44,663
          1,235    EURONEXT NV (BUSINESS SERVICES)                                                                          101,847
         24,755    FRANCE TELECOM SA (COMMUNICATIONS)                                                                       556,791
          2,352    GAZ DE FRANCE (MEMBERSHIP ORGANIZATIONS)+                                                                 85,053
            159    GECINA SA (REAL ESTATE)                                                                                   21,099
          3,397    GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                  416,196
            335    HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)            84,686
            542    IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        45,649
            387    KLEPIERRE (REAL ESTATE)                                                                                   48,259
          4,229    L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                  372,583
          2,599    LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      294,489
          1,790    LAGARDERE SCA (COMMUNICATIONS)                                                                           139,806
          3,550    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                  348,039
            530    NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       57,613
          2,091    PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                                58,738
          1,062    PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                  203,473
          2,212    PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                              139,393
            915    PPR SA (APPAREL & ACCESSORY STORES)                                                                      110,497
          2,169    PUBLICIS GROUPE (COMMUNICATIONS)                                                                          84,638
          2,664    RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                    283,291
          2,526    SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                     64,039
         15,158    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        1,441,992
          3,283    SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                354,487
         11,766    SCOR SA (INSURANCE CARRIERS)+                                                                             29,943
            382    SOCIETE AUTOROUTES DU NORD ET DE L'EST DE LA FRANCE (MISCELLANEOUS MANUFACTURING INDUSTRIES)+(A)          26,850
            527    SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                           35,381
            565    SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)+                                        41,835
          5,175    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               778,276
          1,605    SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                           48,626
          1,362    SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                             64,701

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FRANCE (CONTINUED)
         14,500    SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         $       571,439
          1,243    TECHNIP SA (OIL & GAS EXTRACTION)                                                                         84,129
          1,283    THALES SA (TRANSPORTATION BY AIR)                                                                         57,046
          3,710    THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                  73,240
          8,018    TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     2,115,319
            638    UNIBAIL (REAL ESTATE)                                                                                    115,202
          1,162    VALEO SA (TRANSPORTATION EQUIPMENT)                                                                       48,596
          4,945    VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                 274,642
          2,412    VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                237,786
         16,750    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    575,262
            611    ZODIAC SA (TRANSPORTATION BY AIR)                                                                         39,651

                                                                                                                         15,549,768
                                                                                                                    ---------------

GERMANY - 6.82%
            694    ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                           137,247
          5,558    ALLIANZ AG (INSURANCE CARRIERS)+                                                                         928,017
            898    ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               55,653
          7,909    BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                    620,122
          9,373    BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               375,520
            275    BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                39,658
            584    CELESIO AG (WHOLESALE TRADE DURABLE GOODS)                                                                55,266
          8,544    COMMERZBANK AG (DEPOSITORY INSTITUTIONS)+                                                                340,443
          1,893    CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                208,414
         13,401    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                            769,780
          7,196    DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                               821,909
          1,479    DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         213,288
          3,799    DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                             67,999
         10,419    DEUTSCHE POST AG (TRANSPORTATION SERVICES)+                                                              261,227
            670    DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                            48,619
         40,023    DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                     675,150
            629    DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                           29,621
          9,091    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            1,000,453
            928    EPCOS AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+               12,303
            489    FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                               58,430
            417    FRESENIUS MEDICAL CARE AG PREFERRED (HEALTH SERVICES)                                                     47,351
            863    HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 38,068
            778    HENKEL KGAA (APPAREL & ACCESSORY STORES)                                                                  90,954
            992    HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                             56,117
          1,949    HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                    133,613
          8,453    INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)+                                                                                               87,175
          1,165    IVG IMMOBILIEN AG (REAL ESTATE)+                                                                          35,027
          1,041    KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)                                                            24,487
          1,276    LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             110,794
          1,937    MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          134,434
            777    MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                  73,851
          2,229    METRO AG (FOOD STORES)                                                                                   114,289
            955    MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                               23,343

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GERMANY (CONTINUED)
          2,801    MUENCHENER RUECKVERSICHERUNG GESELLSCHAFT AG (INSURANCE CARRIERS)                                $       397,146
            103    PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                     98,609
            755    PREMIERE AG (ENTERTAINMENT)+                                                                              13,404
            444    PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)+                                                                 11,568
            165    PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                 62,478
          6,158    RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               535,965
            634    RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                           49,518
          3,187    SAP AG (BUSINESS SERVICES)                                                                               691,370
          2,478    SCHERING AG (CHEMICALS & ALLIED PRODUCTS)                                                                257,626
         11,592    SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                         1,082,246
            815    SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                   21,087
          5,002    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                               144,451
          3,371    TUI AG (TRANSPORTATION BY AIR)                                                                            66,180
          2,537    VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                 191,571
          1,577    VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                        86,554
            263    WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                33,147

                                                                                                                         11,431,542
                                                                                                                    ---------------

GREECE - 0.64%
          3,878    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                  143,243
          1,740    COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                          54,065
          1,950    COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                         45,136
          2,750    EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                       105,910
          1,176    EMPORIKI BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                      39,334
            300    FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                     8,587
            920    GERMANOS SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              19,533
            350    HELLENIC DUTY FREE SHOPS SA (GENERAL MERCHANDISE STORES)                                                   6,812
          2,030    HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                              28,980
          1,700    HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)              14,668
          4,370    HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                              97,443
            796    HYATT REGENCY SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                     10,823
          1,610    INTRACOM SA (COMMUNICATIONS)                                                                              11,590
          3,760    NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                     176,795
          3,230    OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                123,457
          2,400    PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                 72,711
          1,690    PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                           39,732
          1,510    TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                       9,150
            900    TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          42,973
          2,080    VIOHALCO SA (BUSINESS SERVICES)                                                                           20,972

                                                                                                                          1,071,914
                                                                                                                    ---------------

HONG KONG - 1.54%
          3,500    ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                20,885
         22,800    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                       82,424
         51,000    BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                 102,537
         16,000    CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                    28,044
         22,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               233,209

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HONG KONG (CONTINUED)
          7,000    CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                   CONTRACTS)                                                                                       $        22,238
         26,000    CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                 151,795
         13,000    ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                              101,197
         28,000    GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                               15,517
         29,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                55,128
         11,100    HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         142,985
          9,000    HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                  49,877
         50,000    HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                             120,825
         14,000    HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                84,442
         18,500    HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                            87,026
         10,000    HOPEWELL HOLDINGS (REAL ESTATE)                                                                           28,998
         30,000    HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)+                                                              275,095
         12,000    HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                           34,179
         22,500    JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                21,024
          9,092    KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                    33,278
          8,000    KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                24,178
         28,000    LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                     63,151
         29,000    LINK REIT (REITS)+                                                                                        62,790
         22,223    MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                 50,122
         38,682    NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            67,801
          2,200    ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                               7,443
         57,000    PCCW LIMITED (COMMUNICATIONS)                                                                             37,098
         18,000    SCMP GROUP LIMITED (COMMUNICATIONS)                                                                        6,438
         20,000    SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                              32,349
         20,276    SINO LAND COMPANY (REAL ESTATE)                                                                           29,137
          5,500    SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                               6,025
         32,000    SOLOMON SYSTECH LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                15,466
         19,000    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            192,959
         13,000    SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                127,250
         14,000    TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)         25,170
          5,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                           28,354
         12,000    TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                                                          9,202
         15,000    WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                55,096
          3,000    WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          25,190
          9,000    YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                                                 26,504

                                                                                                                          2,582,426
                                                                                                                    ---------------

IRELAND - 0.86%
         12,716    ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                         303,576
         14,117    BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                262,604
          4,473    C&C GROUP PLC (EATING & DRINKING PLACES)                                                                  30,356
          7,802    CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         272,301
          1,283    DCC PLC (BUSINESS SERVICES)                                                                               29,852
          5,377    DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                  95,787
          7,360    EIRCOM GROUP PLC (COMMUNICATIONS)                                                                         18,998
          5,856    ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                       84,450
          5,901    FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            15,876

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
IRELAND (CONTINUED)
          2,819    GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            $        36,998
          2,891    GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                             13,488
          1,332    IAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                            23,099
          8,902    INDEPENDENT NEWS AND MEDIA PLC (COMMUNICATIONS)                                                           28,804
          3,864    IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           92,716
          2,132    KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                 51,209
          1,707    KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    26,065
            869    PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                         13,901
            623    RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                         34,078

                                                                                                                          1,434,158
                                                                                                                    ---------------

ITALY - 3.65%
          6,293    ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                           74,813
          2,213    ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                            21,709
         14,082    ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                          530,392
          1,722    AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                  25,543
          4,088    AUTOSTRADE SPA (SOCIAL SERVICES)                                                                         101,113
          4,699    BANCA FIDEURAM SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                   27,006
         14,756    BANCA INTESA RNC SPA (DEPOSITORY INSTITUTIONS)                                                            83,510
         54,037    BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                               322,842
         16,347    BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                             92,018
         15,480    BANCA NAZIONALE DEL LAVORO SPA (DEPOSITORY INSTITUTIONS)+                                                 54,778
          6,239    BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                  73,642
          5,170    BANCHE POPOLARI UNITE SCPA (DEPOSITORY INSTITUTIONS)                                                     125,369
          5,171    BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                         136,861
          1,032    BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)+             15,408
          2,527    BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                  30,409
         23,333    CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                  193,975
         63,448    ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                             536,691
         37,641    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      1,071,052
          6,470    FIAT SPA (TRANSPORTATION EQUIPMENT)+                                                                      81,543
          4,600    FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                 104,464
          3,275    GRUPPO EDITORIALE L'ESPRESSO SPA (COMMUNICATIONS)                                                         17,175
            931    ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  22,305
            360    LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)+                                                        15,269
          1,991    LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                        54,819
         10,648    MEDIASET SPA (COMMUNICATIONS)                                                                            125,425
          6,669    MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                 143,049
          4,147    MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                       32,892
         43,372    PIRELLI & C SPA (TRANSPORTATION EQUIPMENT)                                                                41,365
         16,239    SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                                                               290,671
         66,054    SEAT PAGINE GIALLE SPA (COMMUNICATIONS)+                                                                  31,579
         14,619    SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                  64,620
         23,337    TELECOM ITALIA MEDIA SPA (COMMUNICATIONS)+                                                                12,599
         86,745    TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                  231,007
        157,255    TELECOM ITALIA SPA (COMMUNICATIONS)                                                                      458,798
         17,214    TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                             45,268

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ITALY (CONTINUED)
          3,533    TISCALI SPA (COMMUNICATIONS)+                                                                    $        11,528
        113,999    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        824,068

                                                                                                                          6,125,575
                                                                                                                    ---------------

JAPAN - 24.69%
          5,000    77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 38,530
          1,100    ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 64,579
            600    ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                      17,638
          1,100    ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               131,121
          9,500    AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              230,438
          1,500    AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                  45,370
            900    AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    59,567
          2,800    AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   108,955
          9,000    AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                  96,117
            400    ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                          24,299
          8,000    ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                29,159
          2,000    ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       32,234
          4,000    AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            43,636
          1,000    AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                17,417
          1,000    ANRITSU CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                 6,287
          1,000    AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               33,050
            400    ARIAKE JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                    11,929
          5,500    ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                         78,037
         15,000    ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)          224,172
         17,000    ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    121,181
            600    ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                   20,952
            500    AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           24,936
          9,000    BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                                                         75,930
          4,000    BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                           48,258
         18,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                       147,426
          1,000    BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                35,684
         10,000    BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 208,581
         11,100    CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               734,656
          1,000    CANON SALES COMPANY INCORPORATED (WHOLESALE TRADE DURABLE GOODS)                                          21,538
          3,300    CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   58,738
          3,000    CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                   HOME DEALERS)                                                                                             17,383
             23    CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                  226,678
         11,000    CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              97,850
          2,000    CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                    46,559
          8,500    CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            213,042
          3,900    CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       70,743
            800    CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                              19,371
          4,400    CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                41,533
            800    COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            18,997
          2,000    COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              28,564
          2,200    CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     121,682

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
          1,100    CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                     $        54,673
          9,000    DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                           162,872
          4,000    DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          33,679
          4,000    DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       40,612
          9,300    DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             212,154
          3,500    DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            122,515
          3,000    DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                                                         44,197
         10,000    DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                      37,213
          3,000    DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    31,784
          1,000    DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                    52,166
          7,000    DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                      121,325
         18,000    DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                 241,478
          7,000    DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                         31,283
          7,800    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                             308,156
             26    DENTSU INCORPORATED (BUSINESS SERVICES)                                                                   94,325
          4,000    DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                    47,748
             15    E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)+                                        34,537
             14    EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                 10,824
             49    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                   363,025
          5,000    EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                31,436
          3,700    EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                      161,266
          2,280    ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                            72,255
            600    EPILDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                      21,512
          1,000    FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                   31,351
          2,600    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          250,280
            700    FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               68,454
          9,000    FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                   HOME DEALERS)                                                                                             49,091
          7,300    FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                       243,747
            400    FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       11,895
              7    FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                     17,485
          5,000    FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  56,627
         25,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 210,918
          9,000    FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)+                                                                                       74,630
            700    GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    15,166
             18    GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    16,822
          6,000    GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              45,370
          2,000    GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                   13,509
            400    HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                     33,475
          2,000    HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                     18,505
            400    HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)+                                                       27,833
          4,000    HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                            25,149
            400    HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       56,245
          3,000    HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                        17,026

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
          1,000    HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                 $        20,008
          1,700    HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            48,819
          1,500    HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                                39,507
         46,000    HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 325,556
            600    HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                                       11,113
          2,900    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    62,213
         15,000    HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                           65,888
         11,500    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   712,277
          1,400    HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                         22,980
          6,400    HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                       258,284
          1,900    IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       96,049
             14    INDEX CORPORATION (COMMUNICATIONS)                                                                        29,499
              6    INPEX CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)(A)                                            50,824
          2,800    ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       61,020
          5,000    ISHIHARA SANGYO KAISHA LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               9,346
         17,000    ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+            53,874
          1,000    ITO EN LIMITED (EATING & DRINKING PLACES)                                                                 35,004
         22,000    ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                   188,972
            500    ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                19,711
            500    JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                37,723
         11,000    JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)                                                       28,785
              7    JAPAN PRIME REALTY INVESTMENT CORPORATION (REITS)                                                         21,351
              5    JAPAN REAL ESTATE INVESTMENT CORPORATION (REITS)                                                          43,330
              4    JAPAN RETAIL FUND INVESTMENT CORPORATION (REITS)                                                          31,266
             65    JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                            228,632
          8,200    JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                     330,926
          3,000    JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          59,006
         10,000    JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               70,518
          2,400    JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             71,368
         13,000    KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       81,181
          1,000    KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         8,377
          4,000    KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                        31,878
          4,000    KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          47,952
         11,400    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           253,279
          4,000    KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                36,669
          7,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            184,367
          2,400    KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                       16,415
         20,000    KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                70,178
          8,000    KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                      47,239
             34    KDDI CORPORATION (COMMUNICATIONS)                                                                        181,699
          7,000    KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                 57,392
          9,000    KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                           59,414
          4,000    KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         27,596
            450    KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      116,992
          2,000    KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                            22,498
          2,000    KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       18,131

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
         23,000    KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                   $        89,694
         12,000    KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  163,330
         40,000    KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              151,912
          1,300    KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   19,616
         13,000    KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 247,961
          1,000    KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             23,322
          1,600    KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               40,306
          6,500    KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          82,948
            440    KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 16,598
          2,000    KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     39,932
         16,000    KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              172,642
          5,000    KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                           58,794
          2,200    KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                          35,589
          1,900    KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)              40,680
          2,400    KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               212,472
          4,000    KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           29,227
          5,400    KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           121,810
          1,000    LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                          37,638
          1,500    LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                    56,330
            500    MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       25,743
          1,300    MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                40,093
         18,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                                  94,206
          4,700    MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        92,842
          1,700    MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)+                                  23,572
            700    MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                             20,042
         30,000    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)          666,525
          5,000    MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                  60,025
          4,000    MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                       23,381
          5,000    MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                      25,489
            600    MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               19,728
             21    MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        415,718
          6,000    MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                41,444
         16,000    MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)+                                   98,692
         19,200    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               437,179
         28,000    MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 237,655
         16,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                          379,269
          6,000    MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                73,203
         43,000    MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             204,588
          2,000    MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                             31,980
         15,000    MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)               80,161
          7,000    MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                  57,332
          4,000    MITSUBISHI SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)+                                                                                                64,231
            123    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                  1,881,053
         22,000    MITSUI & COMPANY LIMITED (WHOLESALE TRADE DURABLE GOODS)                                                 318,131
         10,000    MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                    73,577

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
         10,000    MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                     $        32,455
         11,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                             252,804
          9,000    MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                   63,008
         16,000    MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                       108,207
         17,000    MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                           231,240
          8,000    MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                             116,975
          6,000    MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                           38,488
          1,200    MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       15,691
            139    MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                          1,137,273
          2,900    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               196,372
          3,200    NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                      43,827
         28,000    NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               196,737
            600    NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       24,418
              9    NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  18,505
          4,000    NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       58,760
          3,000    NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 69,966
          2,000    NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     25,319
            400    NICHII GAKKAN COMPANY (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           9,278
          5,000    NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                            24,257
          1,600    NIDEC CORPORATION (WHOLESALE TRADE DURABLE GOODS)                                                        131,317
         12,000    NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                    198,811
          4,000    NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  71,708
          1,400    NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      209,346
              5    NIPPON BUILDING FUND INCORPORATED (REITS)                                                                 46,304
          3,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            74,681
         11,000    NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               62,430
          2,000    NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               17,706
          8,000    NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                         22,090
          3,000    NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                31,427
         11,500    NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                97,022
         18,000    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            141,155
             15    NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                 64,868
          4,000    NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    29,567
          6,000    NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                  33,441
          2,000    NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             23,772
         89,000    NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                      344,809
             77    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                330,374
         16,000    NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                      97,740
          8,000    NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)+                                                 43,636
          4,000    NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                       16,381
          2,000    NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          33,951
         33,000    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            391,963
          3,000    NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                               30,663

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
         12,000    NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                       $        41,597
          3,000    NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                 33,619
          1,400    NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            43,296
            600    NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   31,249
          2,400    NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    203,704
          1,600    NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                43,093
         25,400    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               566,483
              3    NOMURA REAL ESTATE OFFICE FUND (REITS)                                                                    25,463
            300    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                36,780
          6,000    NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                    52,099
          5,000    NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  39,635
             18    NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                86,559
            252    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 372,540
              3    NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                           25,998
          8,000    OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     65,115
            100    OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             21,087
         10,000    ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         61,937
         11,000    OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                       67,664
          9,000    OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                28,751
          3,000    OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      16,517
          3,000    OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                          88,190
          3,100    OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       89,023
          2,000    ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR MATERIALS)                                                                                        35,344
            600    ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         30,025
            600    ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                           34,817
          1,220    ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                  379,890
         28,000    OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                            101,818
          2,600    PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      42,015
          1,200    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              72,591
          2,100    QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                  21,250
             69    RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                     62,727
             67    RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                                  230,544
         10,000    RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               195,412
            700    RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    20,994
          1,500    ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               158,666
            400    RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     33,543
          2,000    SANDEN CORPORATION (TRANSPORTATION EQUIPMENT)                                                              8,802
          2,000    SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       34,240
            800    SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                55,055
          1,100    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       26,449
          3,000    SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             19,652
         26,000    SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   71,351
          5,000    SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                       26,168
             78    SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)+                                           44,136
          3,000    SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               153,441

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
          2,200    SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                               $        89,346
          1,700    SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                46,941
          2,000    SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                         20,867
          7,000    SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                 59,295
          7,000    SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   104,435
         11,820    SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                         467,980
             90    SFCG COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        20,363
         14,000    SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               248,003
            900    SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                           28,292
            300    SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    34,894
          1,300    SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     39,099
          9,000    SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      65,531
          5,700    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         309,456
          8,000    SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)+                                                                                                44,384
         13,000    SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            91,011
          5,000    SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  82,031
          5,000    SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                     93,033
          8,000    SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           80,748
         16,000    SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                              71,096
          2,900    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                              32,918
            800    SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 124,656
         10,900    SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                319,499
          3,700    SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+                                          21,879
         12,000    SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                  174,036
         14,600    SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        676,041
          2,000    STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 42,651
            500    SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                26,848
          3,000    SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           27,171
         21,000    SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          170,926
         15,000    SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                       213,594
         10,300    SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         163,207
          7,000    SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                67,264
         59,000    SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                               253,144
          8,000    SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)         111,606
             86    SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                   949,873
          7,000    SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                            25,514
          5,000    SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                              138,488
          2,000    SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                             26,134
         18,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       208,292
          3,000    SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             40,552
          1,000    SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                   & OPTICAL)                                                                                                31,351
          1,300    SYKLARK COMPANY LIMITED (EATING & DRINKING PLACES)                                                        23,250
          3,300    T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                           257,944
         13,000    TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      62,846
         12,000    TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       57,502

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
          2,000    TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                 $        40,272
          2,000    TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       31,776
          3,000    TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                   18,352
          4,000    TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  60,969
         12,800    TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      729,720
          1,550    TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                 97,583
          1,000    TAKUMA COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    8,122
          3,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              33,263
          1,800    TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 135,650
         11,000    TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                    73,178
          3,000    TEIKOKU OIL COMPANY LIMITED (OIL & GAS EXTRACTION)(A)                                                     36,219
          2,300    TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                        75,624
          1,600    THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              51,385
            600    TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               16,211
         13,000    TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                    68,369
          3,000    TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         13,458
          2,200    TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                              42,430
          6,200    TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           134,061
          3,000    TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        50,875
            600    TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                   16,109
         16,700    TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            416,436
          2,400    TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               165,573
         31,000    TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                            135,641
          1,700    TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                          34,520
          1,000    TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR MATERIALS)                                                                                        11,903
          4,000    TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                      43,636
         13,000    TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                               87,587
          6,000    TOKYU LAND CORPORATION (REAL ESTATE)                                                                      53,628
          5,000    TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                             50,892
          8,000    TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               110,926
         20,000    TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                    163,806
         42,000    TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             244,078
          7,000    TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           34,970
          3,700    TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  79,533
          4,000    TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             37,145
          2,800    TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       50,790
          1,000    TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                      15,268
          9,000    TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                            27,833
          1,100    TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   24,112
          3,000    TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                 122,600
         41,900    TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                    2,289,014
          2,000    TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                             54,206
          1,500    TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         52,634
         15,000    UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                44,223
            700    UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                        34,376

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
          1,000    UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                       $        16,041
          2,000    UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                31,997
          1,500    USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                   & OPTICAL)                                                                                                35,748
            380    USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                      25,893
          2,000    WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              27,188
             25    WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                     105,565
            216    YAHOO! JAPAN CORPORATION (BUSINESS SERVICES)+                                                            131,765
          1,700    YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   40,803
          1,100    YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                            126,822
          2,800    YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       49,482
          2,400    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   59,337
          7,900    YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  300,025
          5,000    YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                               102,379
          2,000    YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                 15,650
          3,000    YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       33,874
          2,700    YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       48,059
          3,000    ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            38,692

                                                                                                                         41,389,534
                                                                                                                    ---------------

LUXEMBOURG - 0.03%
          3,124    STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                      49,099
                                                                                                                    ---------------

NETHERLANDS - 4.56%
         26,045    ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                           780,871
         20,651    AEGON NV (INSURANCE CARRIERS)                                                                            382,151
          3,846    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                              204,096
          6,810    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       139,059
          1,613    BUHRMANN NV (WHOLESALE TRADE DURABLE GOODS)+                                                              28,539
            593    CORIO NV (REITS)                                                                                          38,267
          2,186    DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                      99,819
          3,553    EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                      149,710
          2,063    GETRONICS NV (BUSINESS SERVICES)                                                                          24,976
          8,044    HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+                                                         40,650
          3,402    HEINEKEN NV (EATING & DRINKING PLACES)                                                                   129,124
            529    IHC CALAND NV (OIL & GAS EXTRACTION)+                                                                     53,049
         27,490    ING GROEP NV (FINANCIAL SERVICES)                                                                      1,086,035
         28,191    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                              317,720
         19,271    KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   651,334
         21,925    KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                      172,439
          1,489    OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           27,013
          2,059    QIAGEN NV (HEALTH SERVICES)+                                                                              30,442
            753    RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           44,632
          9,885    REED ELSEVIER NV (COMMUNICATIONS)                                                                        141,714
            727    RODAMCO EUROPE NV (REITS)                                                                                 72,992
         58,297    ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                1,824,121

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
NETHERLANDS (CONTINUED)
          2,332    ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)+                                                       $       103,179
          6,028    TNT NV (TRANSPORTATION SERVICES)                                                                         208,706
          8,297    UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                    576,139
          2,818    VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      55,221
          3,327    VNU NV (COMMUNICATIONS)                                                                                  108,174
            349    WERELDHAVE NV (REITS)                                                                                     39,249
          4,362    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             108,788

                                                                                                                          7,638,209
                                                                                                                    ---------------

NEW ZEALAND - 0.17%
         18,500    AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                           23,233
          4,376    CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                20,904
          4,714    FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)              12,304
          8,696    FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          22,162
          7,167    FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             39,267
          7,892    SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                 26,041
          3,579    SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                           14,079
         31,598    TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                              107,763
            705    TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                                                  1,471
          4,703    TOWER LIMITED (BUSINESS SERVICES)+                                                                         7,556
          3,233    VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           5,593
          2,606    WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE STORES)                                                       6,208
            372    WASTE MANAGEMENT NZ LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                   1,944

                                                                                                                            288,525
                                                                                                                    ---------------

NORWAY - 0.76%
         10,214    DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                            137,540
            654    FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                  21,805
          2,006    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                   277,931
          1,800    NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                       30,487
          2,642    ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                      131,020
            831    PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                        38,737
            500    PROSAFE ASA (OIL & GAS EXTRACTION)                                                                        26,131
            919    SCHIBSTED ASA (COMMUNICATIONS)                                                                            25,311
             33    SHIP FINANCE INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                    556
          9,812    STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    282,969
            400    STOLT-NIELSEN ASA (WATER TRANSPORTATION)                                                                  12,390
          3,964    STOREBRAND ASA (INSURANCE CARRIERS)                                                                       44,306
          2,116    TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            19,130
            800    TANDBERG TELEVISION ASA (COMMUNICATIONS)+                                                                 16,785
         11,693    TELENOR ASA (COMMUNICATIONS)                                                                             125,787
          3,383    TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                            27,101
          3,400    YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                            54,085

                                                                                                                          1,272,071
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                           VALUE
PORTUGAL - 0.30%
          4,914    BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                           $        35,016
         27,491    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                    87,619
          1,543    BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                         28,142
          5,340    BRISA-AUTO ESTRADAS DE PORTUGAL SA (SOCIAL SERVICES)                                                      52,547
          3,821    CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                   25,514
         24,710    ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       97,022
            716    JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                      12,382
         10,266    PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                124,533
          1,398    PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                          17,111
         17,058    SONAE SGPS SA (GENERAL MERCHANDISE STORES)+                                                               27,907

                                                                                                                            507,793
                                                                                                                    ---------------

SINGAPORE - 0.82%
          9,000    ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                  8,689
         11,000    ASCENDAS REIT (REITS)                                                                                     14,772
         15,000    CAPITALAND LIMITED (REAL ESTATE)                                                                          44,930
         14,300    CAPITAMALL TRUST (REITS)                                                                                  20,974
         19,000    CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                   18,461
          8,000    CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                   53,470
         29,000    COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                               30,151
          1,000    CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       7,303
          4,000    DATACRAFT ASIA LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)+                                                                                                4,520
         17,000    DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     171,489
          3,000    FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                                                          36,761
          2,000    HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                            7,365
          2,006    JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                      13,780
          8,000    KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                            68,323
          7,000    KEPPEL LAND LIMITED (REAL ESTATE)                                                                         21,401
          9,000    NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                       12,142
         36,200    OVERSEA-CHINESE BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                            150,101
          1,000    OVERSEAS UNION ENTERPRISE LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                     7,365
         11,000    PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                16,747
         15,980    SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              34,613
          5,035    SEMBCORP LOGISTICS LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                    5,516
          9,000    SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                        15,874
          8,000    SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                      69,313
          9,000    SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                            22,279
          2,000    SINGAPORE LAND LIMITED (REAL ESTATE)                                                                       8,602
         25,000    SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                          18,566
         19,000    SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               52,913
         21,000    SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                       40,288
         95,000    SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                    155,800
         11,000    SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                         7,624
         18,000    STATS CHIPPAC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)+                                                                                               14,370
         12,000    SUNTEC REIT (REITS)                                                                                        9,803
         16,000    UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   154,470

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL  INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SINGAPORE (CONTINUED)
          9,000    UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                       $        16,097
          4,000    VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       31,686
          8,000    WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                    9,407

                                                                                                                          1,375,965
                                                                                                                    ---------------

SPAIN - 3.66%
          3,196    ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                                                             82,845
            363    ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                56,550
          2,952    ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      48,331
          3,773    ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                   CONTRACTS)                                                                                               146,589
             10    AGUAS DE BARCELONA (WATER SUPPLY)                                                                            262
          4,007    ALTADIS SA (TOBACCO PRODUCTS)                                                                            179,669
          1,019    ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)                                                                26,291
         49,496    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           1,032,891
         12,068    BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                                       177,836
         86,795    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                           1,267,456
          3,224    CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)                         41,844
          1,699    CORP MAPFRE SA (INSURANCE CARRIERS)                                                                       34,611
          1,410    EBRO PULEVA SA (AGRICULTURAL PRODUCTION CROPS)                                                            25,699
         13,638    ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                            440,287
            762    FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                   CONTRACTS)                                                                                                56,422
          2,075    GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                     39,907
          2,692    GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                    77,937
            871    GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                        70,404
         12,000    IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                         387,406
          8,826    IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                 24,387
          2,090    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                42,500
          2,996    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               115,638
            513    INMOBILIARIA COLONIAL SA (REAL ESTATE)                                                                    36,058
            618    METROVACESA SA (REAL ESTATE)                                                                              52,500
          1,473    NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                        25,366
          1,224    PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  22,620
         13,058    REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                     370,925
          1,811    SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                       61,670
          1,092    SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA (ELECTRIC, GAS & SANITARY SERVICES)                             28,659
            457    SOGECABLE SA (COMMUNICATIONS)+                                                                            18,270
          2,598    TELEFONICA PUBLICIDAD E INFORMACION SA (COMMUNICATIONS)                                                   28,965
         65,113    TELEFONICA SA (COMMUNICATIONS)                                                                         1,021,854
          1,943    UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                       73,865
          2,270    ZELTIA SA (HEALTH SERVICES)+                                                                              17,991

                                                                                                                          6,134,505
                                                                                                                    ---------------

SWEDEN - 2.41%
          1,292    ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           34,753
          4,687    ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)            86,958
          4,614    ATLAS COPCO AB A SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         129,738
          3,306    ATLAS COPCO AB B SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          86,380

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                           VALUE
SWEDEN (CONTINUED)
            558    AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                              $        13,863
            763    BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                             12,246
          1,399    CAPIO AB (HEALTH SERVICES)+                                                                               26,135
            674    CASTELLUM AB (REAL ESTATE)                                                                                28,514
            725    D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                              15,266
          3,907    ELECTROLUX AB (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                           112,116
          1,078    ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  17,786
          2,481    ENIRO AB (COMMUNICATIONS)                                                                                 28,669
          1,335    FABEGE AB (REAL ESTATE)                                                                                   28,111
          2,975    GAMBRO AB CLASS A (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  35,524
          1,442    GAMBRO AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  17,311
          2,633    GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              42,596
          6,830    HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                               249,049
            517    HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                       12,546
            931    HOLMEN AB (PAPER & ALLIED PRODUCTS)                                                                       39,327
            581    KUNGSLEDEN (PROPERTIES)+                                                                                  22,081
          2,686    LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                               31,038
            761    MODERN TIMES GROUP AB CLASS B (COMMUNICATIONS)+                                                           35,761
         31,359    NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                      387,533
          1,424    OMX AB (BUSINESS SERVICES)+                                                                               27,242
            550    ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                        18,325
          2,851    SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                           168,567
          1,403    SAS AB (TRANSPORTATION BY AIR)+                                                                           19,635
          1,398    SCANIA AB (TRANSPORTATION EQUIPMENT)                                                                      60,669
          4,707    SECURITAS AB (BUSINESS SERVICES)                                                                          90,653
          7,012    SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                               173,758
          5,840    SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                95,602
          6,340    SKF AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                          103,381
            718    SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                                34,386
            300    SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                                13,347
          2,859    SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)                                                           125,541
          7,814    SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                          217,209
          5,125    SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                       70,079
          5,186    TELE2 AB (COMMUNICATIONS)                                                                                 61,259
        215,937    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                 820,663
         27,911    TELIASONERA AB (COMMUNICATIONS)                                                                          167,355
          1,192    TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    27,778
          1,495    VOLVO AB A SHARES (TRANSPORTATION EQUIPMENT)                                                              68,334
          3,279    VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                             153,456
            267    WIHLBORGS FASTIGHETER AB (REAL ESTATE)+                                                                    8,125
          5,917    WM-DATA AB (BUSINESS SERVICES)                                                                            19,373

                                                                                                                          4,038,038
                                                                                                                    ---------------

SWITZERLAND - 6.69%
         28,499    ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                                        359,612
          1,802    ADECCO SA (BUSINESS SERVICES)                                                                            100,699
          1,023    CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                 61,169

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                           VALUE
SWITZERLAND (CONTINUED)
          3,866    CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                        $        59,903
          7,051    COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                           338,041
         17,718    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 994,187
             60    GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                            57,301
            104    GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                    79,936
          2,612    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          207,974
            622    KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             17,725
            139    KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)+                                                45,049
             54    KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                    28,001
          1,354    LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                       54,112
            610    LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                              41,808
            502    MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                      16,000
          5,851    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    1,736,921
            303    NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)+                                                                                               67,461
         33,773    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              1,878,221
            672    PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  38,248
            633    PSP SWISS PROPERTY AG (REAL ESTATE)+                                                                      31,513
             84    RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           33,506
         10,269    ROCHE HOLDING AG (HEALTH SERVICES)                                                                     1,528,948
            840    SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  44,782
             80    SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                           55,751
             70    SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                       64,864
            104    SIG HOLDING AG (MACHINERY)+                                                                               22,178
          9,323    STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               172,410
            123    STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  28,022
             57    SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        38,892
            461    SWATCH GROUP AG (BEARER SHARES) (APPAREL & ACCESSORY STORES)                                              77,408
            798    SWATCH GROUP AG (REGISTERED SHARES) (APPAREL & ACCESSORY STORES)                                          27,791
          4,699    SWISS REINSURANCE (INSURANCE CARRIERS)                                                                   328,369
            261    SWISSCOM AG (COMMUNICATIONS)                                                                              84,587
          1,521    SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                                                               213,744
            701    SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)+                                                                                                 76,894
         15,110    UBS AG (FINANCIAL SERVICES)                                                                            1,659,764
             96    UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                27,394
             52    VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                            10,999
          2,118    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)+                                                       497,555

                                                                                                                         11,207,739
                                                                                                                    ---------------

UNITED KINGDOM - 21.67%
          7,885    3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                        128,850
          9,022    AEGIS GROUP PLC (COMMUNICATIONS)                                                                          21,435
          4,678    AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    25,704
          3,479    ALLIANCE UNICHEM PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                  54,158
          5,500    AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 38,510
          9,212    AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                         85,947
         20,872    ANGLO AMERICAN PLC (COAL MINING)                                                                         804,317

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
UNITED KINGDOM (CONTINUED)
         21,729    ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                       $        50,305
          2,160    ARRIVA PLC (TRANSPORTATION BY AIR)                                                                        23,098
          4,330    ASSOCIATED BRITISH PORTS HOLDINGS PLC (WATER TRANSPORTATION)                                              54,429
         22,924    ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                          1,155,022
         34,774    AVIVA PLC (INSURANCE CARRIERS)                                                                           483,031
         15,216    BAA PLC (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                         219,158
         45,706    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  334,117
          6,974    BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       45,074
         93,438    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 1,093,359
          3,107    BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 57,166
          7,495    BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    36,559
          1,481    BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              31,778
          1,398    BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              28,782
         51,650    BG GROUP PLC (OIL & GAS EXTRACTION)                                                                      645,659
         36,230    BHP BILLITON PLC (COAL MINING)                                                                           661,880
          7,231    BOC GROUP PLC (CHEMICALS & ALLIED PRODUCTS)                                                              194,353
          7,303    BOOTS GROUP PLC (HEALTH SERVICES)+                                                                        91,293
          1,540    BOVIS HOMES GROUP PLC (BUILDING)                                                                          24,000
        301,049    BP PLC (OIL & GAS EXTRACTION)                                                                          3,457,327
         10,766    BRAMBLES INDUSTRIES PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        80,572
          3,278    BRITANNIC GROUP PLC (INSURANCE CARRIERS)                                                                  38,186
          8,987    BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                              55,157
         22,952    BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                          555,885
          7,327    BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                   157,979
         17,688    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                            165,949
          3,325    BRIXTON PLC (REAL ESTATE)                                                                                 28,422
        122,314    BT GROUP PLC (COMMUNICATIONS)                                                                            471,771
          5,029    BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        59,675
          4,732    BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              38,106
         30,106    CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                          299,193
          9,985    CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               79,714
          2,472    CARNIVAL PLC (WATER TRANSPORTATION)                                                                      121,545
          5,393    CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                          34,504
         52,959    CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)+                                                        259,012
          1,952    CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                             36,169
         18,480    COBHAM PLC (TRANSPORTATION BY AIR)                                                                        60,362
         31,640    COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              125,473
          3,478    COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                               31,242
         68,222    CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 104,306
          4,923    DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                                                               59,360
          3,096    DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          26,801
          3,029    DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  29,369
         42,285    DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                     665,974
         25,726    DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                        82,465
          7,143    ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                34,749
          3,536    EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       54,124


WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (CONTINUED)
         11,014    EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                  $        48,414
          5,396    ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                            89,251
          5,841    FIRST CHOICE HOLIDAYS PLC (PERSONAL SERVICES)                                                             21,844
          6,649    FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                  49,067
         10,694    FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          23,411
         27,162    FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                98,394
          9,410    GALLAHER GROUP PLC (TOBACCO PRODUCTS)                                                                    137,332
          6,512    GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        63,302
         10,394    GKL PLC (TRANSPORTATION EQUIPMENT)                                                                        60,045
         84,573    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      2,211,414
          2,241    GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                  19,078
         15,524    GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                   51,044
         12,689    GUS PLC (GENERAL MERCHANDISE STORES)                                                                     232,585
          3,446    HAMMERSON PLC (REAL ESTATE)                                                                               74,240
         10,005    HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      131,066
         19,601    HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       55,254
         56,298    HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                       939,979
         22,427    HILTON GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                       151,573
          7,061    HMV GROUP PLC (APPAREL & ACCESSORY STORES)                                                                20,947
        164,126    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            2,751,734
          6,985    ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                             54,308
          4,612    IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          45,353
         16,463    IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                            98,966
         10,505    IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                            311,553
          1,252    INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                          56,708
          5,814    INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                    95,098
         22,997    INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                              113,073
          2,518    INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             35,983
         90,714    INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                    36,250
          2,823    ISOFT GROUP PLC (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                          7,185
         58,214    ITV PLC (COMMUNICATIONS)                                                                                 120,611
         21,047    J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                121,586
          2,738    JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                         66,408
          5,567    KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       76,265
          8,813    KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                47,773
         35,567    KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       147,998
          6,883    LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                  230,561
         92,461    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           228,112
          3,540    LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                   72,391
         82,310    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           787,248
         18,457    LOGICACMG PLC (BUSINESS SERVICES)                                                                         62,772
          4,232    LONDON STOCK EXCHANGE PLC (BUSINESS SERVICES)                                                             77,645
          4,094    MAN GROUP PLC (BUSINESS SERVICES)                                                                        175,334
         23,994    MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                   231,990
          6,080    MEGGITT PLC (TRANSPORTATION BY AIR)                                                                       36,761
         11,410    MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        21,261
          8,634    MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        33,677


PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
UNITED KINGDOM (CONTINUED)
          6,753    MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)                                               $        56,141
          1,852    NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                      30,407
         39,353    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               391,431
          3,769    NEXT PLC (APPAREL & ACCESSORY STORES)                                                                    108,047
         79,390    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      277,590
         12,146    PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   168,398
          3,973    PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            91,668
         17,390    PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   48,946
          6,673    PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                24,695
          3,063    PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              37,598
         35,214    PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                      408,388
          4,177    PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                              61,142
         10,019    RANK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 39,253
          8,931    RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                      314,370
         17,755    REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             170,279
         26,899    RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                     72,906
         19,144    REUTERS GROUP PLC (COMMUNICATIONS)                                                                       131,880
          8,361    REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        80,985
         15,415    RIO TINTO PLC (METAL MINING)                                                                             782,574
         22,467    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                               178,777
      1,208,725    ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                         2,142
         44,241    ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE CARRIERS)                                                105,881
         46,516    ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             1,513,707
         40,360    ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   1,312,680
         12,943    SABMILLER PLC (EATING & DRINKING PLACES)                                                                 255,455
         19,901    SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   95,171
          1,965    SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                        40,593
         11,404    SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       103,030
         12,458    SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                       245,017
         27,240    SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   275,443
          8,023    SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                43,909
          5,212    SEVERN TRENT PLC (WATER TRANSPORTATION)                                                                  101,148
         29,371    SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                             55,877
          6,195    SLOUGH ESTATES PLC (REAL ESTATE)                                                                          71,791
         13,861    SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                         123,060
          8,192    SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                139,909
          3,481    SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  19,459
         14,419    STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                            28,809
          6,928    TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                 68,730
          8,276    TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       58,094
          3,677    TENLENT PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+            32,230
        115,009    TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                      659,398
          9,500    TOMKINS PLC (BUSINESS SERVICES)                                                                           55,499
          1,903    TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                    55,182
          3,378    TRINITY MIRROR PLC (COMMUNICATIONS)                                                                       33,453
         39,597    UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                   405,209
          4,637    UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                58,453

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
UNITED KINGDOM (CONTINUED)
         12,226    UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                         $       146,460
        898,130    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    1,880,304
          3,154    WHITBREAD PLC (EATING & DRINKING PLACES)                                                                  64,999
          5,893    WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                        61,380
          8,396    WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                         206,264
         17,277    WPP GROUP PLC (BUSINESS SERVICES)+                                                                       207,269
         10,531    YELL GROUP PLC (COMMUNICATIONS)                                                                           99,625

                                                                                                                         36,325,324
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $122,417,142)                                                                                 162,923,780
                                                                                                                    ---------------

RIGHTS - 0.01%
          1,156    SONAE BONUS RIGHTS+                                                                                       10,787

TOTAL RIGHTS (COST $5,545)                                                                                                   10,787
                                                                                                                    ---------------

PREFERRED STOCKS - 0.00%
          1,644    SYNGENTA+                                                                                                  2,068
          2,412    VINCI+                                                                                                     5,174

TOTAL PREFERRED STOCKS (COST $0)                                                                                              7,242
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 5.65%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.65%
      9,478,754   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE                                                             9,478,754
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,478,754)                                                                 9,478,754
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 1.78%
      2,985,692   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             2,985,692
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,985,692)                                                                            2,985,692
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $134,887,133)*                                        104.69%                                                 $   175,505,568
OTHER ASSETS AND LIABILITIES, NET                            (4.69)                                                      (7,865,648)
                                                            ------                                                  ---------------
TOTAL NET ASSETS                                            100.00%                                                 $   167,639,920
                                                            ======                                                  ===============

+     NON-INCOME EARNING SECURITIES.

(B) SECURITY WAS ACQUIRED THROUGH A PRIVATE PLACEMENT AND MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 (EXCLUDING 144A ISSUES).

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,985,692.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------


SHARES             SECURITY NAME                                                                                          VALUE
COMMON STOCKS - 96.82%

AUSTRALIA - 4.05%
        213,500    BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                 $     1,097,426
        193,800    BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 1,237,575
        228,400    CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             729,263
         25,200    NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                680,135
        228,000    QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                   577,818
        127,900    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                  1,041,995
        561,900    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                           1,504,470

                                                                                                                          6,868,682
                                                                                                                    ---------------

AUSTRIA - 0.60%
          7,300    VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+               1,021,423
                                                                                                                    ---------------

BELGIUM - 1.39%
          7,700    DEXIA SA (DEPOSITORY INSTITUTIONS)+                                                                      199,130
         60,300    FORTIS (DEPOSITORY INSTITUTIONS)                                                                       2,154,250

                                                                                                                          2,353,380
                                                                                                                    ---------------

DENMARK - 0.37%
         16,800    DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                623,405
                                                                                                                    ---------------

FINLAND - 1.60%
          8,860    KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)                                                          63,349
         41,700    KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                 726,685
         51,800    RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                             1,913,357

                                                                                                                          2,703,391
                                                                                                                    ---------------

FRANCE - 9.82%
          6,753    ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                                                      815,093
         39,700    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               3,687,686
          7,600    CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                     766,281
         35,700    COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     2,494,129
         10,500    RALLYE SA (GENERAL MERCHANDISE STORES)                                                                   448,157
         21,400    RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                  2,275,685
         20,400    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                             3,067,985
          7,800    TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     2,057,806
         24,544    VALEO SA (TRANSPORTATION EQUIPMENT)                                                                    1,026,459

                                                                                                                         16,639,281
                                                                                                                    ---------------

GERMANY - 5.64%
         26,500    BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                  2,077,789
         38,900    IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)                                                1,431,208
         32,800    MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        2,276,420
         94,700    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                             2,734,798
         53,300    TUI AG (TRANSPORTATION BY AIR)                                                                         1,046,390

                                                                                                                          9,566,605
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GREECE - 0.33%
         77,700    INTRACOM SA (COMMUNICATIONS)                                                                     $       559,318
                                                                                                                    ---------------

HONG KONG - 1.22%
        284,000    CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                             852,826
        147,000    ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                             497,316
        652,500    SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                             714,801

                                                                                                                          2,064,943
                                                                                                                    ---------------

IRELAND - 1.09%
         76,900    IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        1,845,197
                                                                                                                    ---------------

ITALY - 2.85%
         85,500    BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)+          1,276,521
         78,600    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      2,236,516
        225,700    IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)                                                          1,319,031

                                                                                                                          4,832,068
                                                                                                                    ---------------

JAPAN - 24.64%
          8,600    ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                504,894
        116,500    ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                      1,652,974
          2,500    COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            59,367
        179,000    COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                         938,343
         56,500    DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           1,288,896
         42,200    HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         844,359
         31,600    HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          522,729
         70,100    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                     1,503,844
         24,600    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 1,523,653
         41,400    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           919,805
        243,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                               1,271,776
        237,000    MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)+                                1,461,869
         58,600    NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                     802,576
         33,000    NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                    546,729
        163,000    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                          1,278,241
            540    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                              2,316,907
        117,400    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                          1,394,437
        152,000    NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                 1,319,830
          1,200    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               1,774,002
        111,000    OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                      682,787
         14,100    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             852,948
         27,000    RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               527,613
         44,500    RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             1,194,732
         42,800    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    1,029,091
         42,800    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                             485,818
        118,000    SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        1,068,717
        101,000    SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     1,438,199
        183,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                     2,117,638
          9,000    TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                566,610

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
        135,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     $     1,496,814
        265,000    TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                     1,069,456
         32,900    TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            820,404
        220,000    TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             1,153,271
         19,000    TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                 408,411
         90,100    TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                    4,922,200

                                                                                                                         41,759,940
                                                                                                                    ---------------

NETHERLANDS - 5.19%
         29,600    ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                           887,447
        171,156    AEGON NV (INSURANCE CARRIERS)                                                                          3,167,251
         15,100    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                              801,315
         61,800    ING GROEP NV (FINANCIAL SERVICES)                                                                      2,441,504
         47,800    ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                1,495,669

                                                                                                                          8,793,186
                                                                                                                    ---------------

NORWAY - 1.17%
         50,000    DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                            673,294
          8,300    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                 1,149,963
         10,420    YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                           165,754

                                                                                                                          1,989,011
                                                                                                                    ---------------

PORTUGAL - 0.40%
        211,400    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                   673,771
                                                                                                                    ---------------

SINGAPORE - 0.86%
        673,878    MOBILONE LIMITED (COMMUNICATIONS)                                                                        980,050
        358,000    NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                      482,990

                                                                                                                          1,463,040
                                                                                                                    ---------------

SPAIN - 3.91%
         63,600    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                             928,743
        106,300    ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                          3,431,775
         79,800    REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                   2,266,792

                                                                                                                          6,627,310
                                                                                                                    ---------------

SWEDEN - 2.22%
         22,200    FORENINGS SPARBANKEN AB (DEPOSITORY INSTITUTIONS)                                                        625,653
        254,200    NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                    3,141,395

                                                                                                                          3,767,048
                                                                                                                    ---------------

SWITZERLAND - 6.25%
         10,800    CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                645,771
          8,600    CONVERIUM HOLDING AG (INSURANCE CARRIERS)                                                                107,199
         51,000    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               2,861,696
          2,500    GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                           1,114,179
          2,100    RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                          837,648
         12,900    SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     1,029,111
          3,000    SWISSCOM AG (COMMUNICATIONS)                                                                             972,270

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SWITZERLAND (CONTINUED)
         13,600    UBS AG (FINANCIAL SERVICES)                                                                      $     1,493,898
          2,000    VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                           423,043
          5,200    VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                               1,108,887

                                                                                                                         10,593,702
                                                                                                                    ---------------

UNITED KINGDOM - 23.22%
        106,800    ALFRED MCALPINE GROUP PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               868,398
         78,300    ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                     1,681,443
         35,100    ARRIVA PLC (TRANSPORTATION BY AIR)                                                                       375,351
         18,700    ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            942,196
        114,500    AVIVA PLC (INSURANCE CARRIERS)                                                                         1,590,471
        323,400    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 3,784,247
         48,300    BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                888,679
         11,431    BOOTS GROUP PLC (HEALTH SERVICES)+                                                                       142,895
        164,400    BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            1,426,007
        334,200    BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                         564,674
        479,687    BT GROUP PLC (COMMUNICATIONS)                                                                          1,850,175
        186,000    DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                   583,300
        529,200    DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                     1,696,360
         78,400    FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                 578,564
         78,300    GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       761,138
        220,900    GKL PLC (TRANSPORTATION EQUIPMENT)                                                                     1,276,113
         31,300    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        818,432
        175,800    HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    2,302,990
         79,000    HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                     1,319,023
        172,200    JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                              551,242
        341,500    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         3,266,253
        237,100    NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                             401,641
        506,900    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                    1,772,393
        577,400    PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                1,625,151
        221,200    ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE CARRIERS)                                                529,393
        109,400    ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   3,558,158
        231,200    SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 2,337,828
         97,800    TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                970,235
        127,300    TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      893,535

                                                                                                                         39,356,285
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $116,153,302)                                                                                 164,100,986
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COLLATERAL FOR SECURITIES LENDING - 9.90%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 9.90%
     16,780,647    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE                                                      $    16,780,647
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,780,647)                                                               16,780,647
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 2.62%
      4,429,719    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            4,429,719
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,429,719)                                                                            4,429,719
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $137,363,668)*                                        109.34%                                                 $   185,311,352
OTHER ASSETS AND LIABILITIES, NET                            (9.34)                                                     (15,824,188)
                                                            ------                                                  ---------------

TOTAL NET ASSETS                                            100.00%                                                 $   169,487,164
                                                            ======                                                  ===============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,429,719.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.74%

AMUSEMENT & RECREATION SERVICES - 1.23%
         49,420    INTERNATIONAL GAME TECHNOLOGY                                                                    $     1,740,572
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 2.33%
         29,020    ABERCROMBIE & FITCH COMPANY CLASS A                                                                    1,691,866
         41,270    NORDSTROM INCORPORATED                                                                                 1,616,959

                                                                                                                          3,308,825
                                                                                                                    ---------------

BUSINESS SERVICES - 5.99%
         37,810    ADOBE SYSTEMS INCORPORATED                                                                             1,320,325
         39,600    CITRIX SYSTEMS INCORPORATED+                                                                           1,500,840
         11,800    IRON MOUNTAIN INCORPORATED+                                                                              480,732
         50,490    MICROSOFT CORPORATION                                                                                  1,373,833
         40,470    MONSTER WORLDWIDE INCORPORATED+                                                                        2,017,834
         46,630    ROBERT HALF INTERNATIONAL INCORPORATED                                                                 1,800,385

                                                                                                                          8,493,949
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 9.70%
         34,410    BIOGEN IDEC INCORPORATED+                                                                              1,620,711
         31,800    ELI LILLY & COMPANY<<                                                                                  1,758,540
         24,270    GENZYME CORPORATION+                                                                                   1,631,429
         28,710    GILEAD SCIENCES INCORPORATED+                                                                          1,786,336
         47,950    MERCK & COMPANY INCORPORATED                                                                           1,689,279
         20,820    MONSANTO COMPANY                                                                                       1,764,495
         30,960    PROCTER & GAMBLE COMPANY                                                                               1,783,915
         35,370    ROHM & HAAS COMPANY                                                                                    1,728,532

                                                                                                                         13,763,237
                                                                                                                    ---------------

COAL MINING - 1.36%
         38,200    PEABODY ENERGY CORPORATION                                                                             1,925,662
                                                                                                                    ---------------

COMMUNICATIONS - 3.79%
         60,390    AMERICAN TOWER CORPORATION CLASS A+<<                                                                  1,831,025
         59,330    AT&T INCORPORATED<<                                                                                    1,604,283
         32,860    NII HOLDINGS INCORPORATED+<<                                                                           1,937,754

                                                                                                                          5,373,062
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 1.31%
         27,610    PNC FINANCIAL SERVICES GROUP                                                                           1,858,429
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.39%
         53,850    DUKE ENERGY CORPORATION<<                                                                              1,569,727
         33,460    TXU CORPORATION                                                                                        1,497,670
         49,380    WASTE MANAGEMENT INCORPORATED                                                                          1,743,114

                                                                                                                          4,810,511
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 12.56%
         34,965    BROADCOM CORPORATION CLASS A+                                                                          1,509,089
         79,890    CISCO SYSTEMS INCORPORATED+                                                                            1,731,216

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         21,280    COOPER INDUSTRIES LIMITED CLASS A                                                                $     1,849,232
         21,580    EMERSON ELECTRIC COMPANY                                                                               1,804,736
         18,210    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           2,023,677
         35,740    HARRIS CORPORATION                                                                                     1,690,145
         79,210    MOTOROLA INCORPORATED                                                                                  1,814,701
         60,580    NATIONAL SEMICONDUCTOR CORPORATION                                                                     1,686,547
         39,180    QUALCOMM INCORPORATED                                                                                  1,982,900
         53,320    TEXAS INSTRUMENTS INCORPORATED                                                                         1,731,300

                                                                                                                         17,823,543
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.24%
         20,270    JACOBS ENGINEERING GROUP INCORPORATED+                                                                 1,758,220
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.20%
         29,480    PEPSICO INCORPORATED                                                                                   1,703,649
                                                                                                                    ---------------

FOOD STORES - 1.29%
         48,770    STARBUCKS CORPORATION+                                                                                 1,835,703
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.45%
         24,970    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            1,712,942
         26,080    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                       1,766,398

                                                                                                                          3,479,340
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.65%
         25,890    APPLE COMPUTER INCORPORATED+                                                                           1,623,821
         95,730    APPLIED MATERIALS INCORPORATED<<                                                                       1,676,233
         25,650    BAKER HUGHES INCORPORATED                                                                              1,754,460
         29,110    CATERPILLAR INCORPORATED                                                                               2,090,389
         54,390    HEWLETT-PACKARD COMPANY                                                                                1,789,431
         19,690    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,623,834
         30,060    JOY GLOBAL INCORPORATED                                                                                1,796,686
         30,950    LAM RESEARCH CORPORATION+                                                                              1,330,850

                                                                                                                         13,685,704
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.21%
         41,290    AON CORPORATION<<                                                                                      1,713,948
                                                                                                                    ---------------

INSURANCE CARRIERS - 1.33%
          3,100    METLIFE INCORPORATED                                                                                     149,947
         22,360    WELLPOINT INCORPORATED+                                                                                1,731,335

                                                                                                                          1,881,282
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.13%
         18,030    ALLERGAN INCORPORATED                                                                                  1,956,255
         43,810    BAXTER INTERNATIONAL INCORPORATED                                                                      1,700,266
         26,490    BECTON DICKINSON & COMPANY                                                                             1,631,254
         27,640    ROCKWELL AUTOMATION INCORPORATED                                                                       1,987,593

                                                                                                                          7,275,368
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
METAL MINING - 2.58%
         31,330    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                            $     1,872,594
         22,150    PHELPS DODGE CORPORATION                                                                               1,783,740

                                                                                                                          3,656,334
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 1.40%
         22,940    VULCAN MATERIALS COMPANY                                                                               1,987,751
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.23%
         96,430    MATTEL INCORPORATED                                                                                    1,748,276
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 1.11%
         17,980    EXPRESS SCRIPTS INCORPORATED+<<                                                                        1,580,442
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.21%
         32,190    CIT GROUP INCORPORATED                                                                                 1,722,809
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 5.16%
         26,440    APACHE CORPORATION                                                                                     1,732,084
         24,070    HALLIBURTON COMPANY                                                                                    1,757,591
         20,360    NOBLE CORPORATION<<                                                                                    1,651,196
         17,210    SCHLUMBERGER LIMITED                                                                                   2,178,270

                                                                                                                          7,319,141
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.37%
         20,530    MARATHON OIL CORPORATION                                                                               1,563,770
         30,170    VALERO ENERGY CORPORATION                                                                              1,803,563

                                                                                                                          3,367,333
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 2.69%
         24,000    BURLINGTON NORTHERN SANTA FE CORPORATION                                                               1,999,920
         19,470    UNION PACIFIC CORPORATION                                                                              1,817,525

                                                                                                                          3,817,445
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.53%
         38,880    AMERIPRISE FINANCIAL INCORPORATED                                                                      1,751,933
         16,630    FRANKLIN RESOURCES INCORPORATED                                                                        1,567,211
         13,160    GOLDMAN SACHS GROUP INCORPORATED                                                                       2,065,593
         12,790    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  1,848,539
         25,850    MERRILL LYNCH & COMPANY INCORPORATED                                                                   2,035,946

                                                                                                                          9,269,222
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.31%
         69,310    CORNING INCORPORATED+                                                                                  1,865,132
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 1.22%
         96,130    SOUTHWEST AIRLINES COMPANY                                                                             1,729,379
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT - 4.27%
         29,540    BOEING COMPANY                                                                                   $     2,302,052
         24,270    LOCKHEED MARTIN CORPORATION                                                                            1,823,405
         20,620    TEXTRON INCORPORATED                                                                                   1,925,702

                                                                                                                          6,051,159
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.50%
         39,120    AMERISOURCEBERGEN CORPORATION                                                                          1,888,322
         19,490    NIKE INCORPORATED CLASS B                                                                              1,658,599

                                                                                                                          3,546,921
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $120,261,997)                                                                                 140,092,348
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 9.05%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
          4,435    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     4,435
          3,361    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            3,361

                                                                                                                              7,796
                                                                                                                    ---------------

PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 9.04%
$        46,490    AMERICAN GENERAL FINANCE CORPORATION+/-                                4.78%       04/13/2007             46,509
         19,355    APRECO LLC                                                             4.62        05/15/2006             19,247
         42,363    APRECO LLC                                                             4.94        06/15/2006             41,945
         25,828    ASPEN FUNDING CORPORATION                                              4.92        04/03/2006             25,828
        258,276    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                        4.62        11/03/2006            258,276
         29,077    ATLAS CAPITAL FUNDING LIMITED                                          4.80        04/17/2006             29,023
         61,986    ATLAS CAPITAL FUNDING LIMITED                                          4.62        05/15/2006             61,640
        129,138    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.80        10/20/2006            129,138
        129,138    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.80        12/22/2006            129,138
         20,662    ATOMIUM FUNDING CORPORATION                                            4.53        04/12/2006             20,638
         17,919    BETA FINANCE INCORPORATED SERIES MTN+/-                                4.88        06/02/2006             17,922
      2,572,434    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $2,573,491)                                            4.93        04/03/2006          2,572,434
         76,677    BUCKINGHAM CDO LLC++                                                   4.60        04/06/2006             76,646
        251,386    BUCKINGHAM CDO LLC                                                     4.82        04/21/2006            250,787
        129,138    BUCKINGHAM CDO LLC                                                     4.82        04/25/2006            128,762
        134,304    BUCKINGHAM II CDO LLC++                                                4.83        04/25/2006            133,913
        516,553    BUCKINGHAM II CDO LLC                                                  4.83        04/26/2006            514,983
        154,966    CAIRN HIGH GRADE FUNDING I                                             4.59        04/06/2006            154,904
         12,397    CAIRN HIGH GRADE FUNDING I                                             4.71        04/26/2006             12,360
        216,952    CAIRN HIGH GRADE FUNDING I                                             4.83        04/27/2006            216,265
        129,138    CAIRN HIGH GRADE FUNDING I++                                           4.83        05/02/2006            128,644
         67,152    CAIRN HIGH GRADE FUNDING I                                             4.77        05/10/2006             66,822
        259,749    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.78        04/05/2006            259,681
         71,284    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.69        05/08/2006             70,952
         22,971    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.70        05/10/2006             22,858
        103,311    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.72        05/12/2006            102,774

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        51,655    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.90%       06/07/2006    $        51,202
        137,481    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    4.92        06/12/2006            136,181
        284,104    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.72        04/12/2006            284,104
         51,655    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.75        04/18/2007             51,655
        181,827    CONSOLIDATED EDISON INCORPORATED                                       4.90        04/03/2006            181,827
         12,914    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                       4.81        04/13/2006             12,897
        160,131    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                     4.92        05/04/2006            160,051
        129,138    CULLINAN FINANCE CORPORATION+/-                                        4.71        11/15/2006            129,133
        103,311    DEER VALLEY FUNDING LLC++                                              4.51        04/10/2006            103,215
        132,005    DEER VALLEY FUNDING LLC                                                4.81        04/17/2006            131,761
        314,720    DEER VALLEY FUNDING LLC                                                4.83        04/19/2006            314,053
         67,152    DEER VALLEY FUNDING LLC                                                4.80        05/03/2006             66,885
        258,276    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $258,380)                                              4.84        04/03/2006            258,276
        247,372    EIFFEL FUNDING LLC                                                     4.91        04/03/2006            247,372
         15,497    EIFFEL FUNDING LLC                                                     4.78        04/17/2006             15,468
        186,068    EUREKA SECURITIZATION INCORPORATED                                     4.88        05/16/2006            185,003
          4,256    GALLEON CAPITAL LLC                                                    4.65        04/03/2006              4,256
          7,748    GEMINI SECURITIZATION INCORPORATED                                     4.90        05/24/2006              7,696
        123,973    GOLDMAN SACHS GROUP INCORPORATED+/-                                    4.97        06/30/2006            123,973
        370,110    HARRIER FINANCE FUNDING LLC                                            4.62        04/03/2006            370,110
         82,648    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.03        06/06/2006             82,648
      1,037,289    JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,037,715)                                            4.93        04/03/2006          1,037,289
          6,715    K2 (USA) LLC                                                           4.63        05/02/2006              6,689
         23,891    K2 (USA) LLC SERIES MTN+/-                                             4.87        07/24/2006             23,897
         77,483    KAUPTHING BANK HF SERIES MTN+/-++                                      4.84        03/20/2007             77,467
         10,331    KLIO II FUNDING CORPORATION                                            4.58        04/05/2006             10,328
         12,449    KLIO III FUNDING CORPORATION                                           4.69        04/19/2006             12,423
          5,166    LEXINGTON PARKER CAPITAL CORPORATION                                   4.62        05/02/2006              5,146
         19,608    LEXINGTON PARKER CAPITAL CORPORATION                                   4.69        05/10/2006             19,512
        129,138    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                 4.81        05/26/2006            129,146
         10,331    LINKS FINANCE LLC SERIES MTN1+/-                                       4.68        09/12/2006             10,331
         30,993    LIQUID FUNDING LIMITED+/-                                              4.94        04/24/2006             30,994
        118,807    LIQUID FUNDING LIMITED+/-                                              4.71        08/14/2006            118,807
         77,483    LIQUID FUNDING LIMITED+/-                                              4.61        12/01/2006             77,483
         30,993    LIQUID FUNDING LIMITED SERIES MTN+/-                                   4.83        02/20/2007             30,992
         51,655    MBIA GLOBAL FUNDING LLC+/-                                             4.78        02/20/2007             51,652
        259,568    MERRILL LYNCH & COMPANY SERIES MTN+/-                                  4.80        10/27/2006            259,763
        154,966    MORGAN STANLEY+/-                                                      4.94        10/10/2006            154,966
         23,891    MORGAN STANLEY SERIES EXL+/-                                           4.78        08/13/2010             23,897
         88,945    MORTGAGE INTEREST NET TRUST                                            4.68        04/03/2006             88,945
        116,741    MORTGAGE INTEREST NET TRUST                                            4.78        05/03/2006            116,278
          5,166    NATIONWIDE BUILDING SOC+/-                                             4.74        07/21/2006              5,168
        113,915    NEWPORT FUNDING CORPORATION                                            4.92        04/03/2006            113,915
        156,407    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              4.78        04/03/2006            156,407
        180,794    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.68        04/04/2006            180,770

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        23,028    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.93%       06/26/2006    $        22,767
          9,815    NORDEA NORTH AMERICA INCORPORATED                                      4.89        05/15/2006              9,760
        272,482    NORTHERN ROCK PLC+/-                                                   4.63        04/21/2006            272,444
         20,419    NORTHERN ROCK PLC                                                      4.69        04/24/2006             20,363
        258,276    NORTHERN ROCK PLC+/-                                                   4.66        02/05/2007            258,279
         20,895    RACERS TRUST 2004-6-MM+/-                                              4.79        05/22/2006             20,897
          5,166    SCALDIS CAPITAL LIMITED                                                4.93        06/15/2006              5,115
         20,662    TANGO FINANCE CORPORATION                                              4.95        06/21/2006             20,442
         59,729    TANGO FINANCE CORPORATION SERIES MTN+/-                                4.87        10/25/2006             59,749
         29,862    TRAVELERS INSURANCE COMPANY+/-                                         4.77        02/09/2007             29,861
        129,138    UNICREDITO ITALIANO SERIES LIB+/-                                      4.70        03/09/2007            129,131
        129,138    UNICREDITO ITALIANO SERIES YCD+/-                                      4.47        04/03/2006            129,138
        196,290    US BANK NA SERIES BKNT+/-                                              4.66        07/28/2006            196,296
         51,655    WHISTLEJACKET CAPITAL LIMITED+/-                                       4.65        06/09/2006             51,655
          5,166    WHITE PINE FINANCE LLC                                                 4.64        04/18/2006              5,155
         25,828    WHITE PINE FINANCE LLC                                                 4.82        05/05/2006             25,718
         21,086    WHITE PINE FINANCE LLC                                                 4.84        05/25/2006             20,939
         15,869    WHITE PINE FINANCE LLC                                                 4.93        06/20/2006             15,701
        136,313    WHITE PINE FINANCE LLC                                                 4.93        06/22/2006            134,841
        129,138    WHITE PINE FINANCE LLC+/-                                              4.70        07/17/2006            129,138
        123,973    WHITE PINE FINANCE LLC SERIES MTN1+/-                                  4.81        06/12/2006            123,984

                                                                                                                         12,833,493
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,841,289)                                                               12,841,289
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 3.86%

      5,474,393    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                             5,474,393
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,474,393)                                                                            5,474,393
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $138,577,679)*                                        111.65%                                                 $   158,408,030
OTHER ASSETS AND LIABILITIES, NET                           (11.65)                                                     (16,529,190)
                                                            ------                                                  ---------------
TOTAL NET ASSETS                                            100.00%                                                 $   141,878,840
                                                            ======                                                  ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,474,393.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.65%

APPAREL & ACCESSORY STORES - 1.79%
      1,155,000    KOHL'S CORPORATION+<<                                                                            $    61,226,550
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 7.95%
      2,037,300    FASTENAL COMPANY                                                                                      96,445,782
      1,859,917    HOME DEPOT INCORPORATED                                                                               78,674,489
      1,506,300    LOWE'S COMPANIES INCORPORATED                                                                         97,065,972

                                                                                                                        272,186,243
                                                                                                                    ---------------

BUSINESS SERVICES - 21.78%
      1,014,400    AUTOMATIC DATA PROCESSING INCORPORATED                                                                46,337,792
      6,378,270    EBAY INCORPORATED+                                                                                   249,135,226
      2,167,900    FIRST DATA CORPORATION                                                                               101,501,078
        222,500    GOOGLE INCORPORATED CLASS A+<<                                                                        86,775,000
      7,904,898    MICROSOFT CORPORATION                                                                                215,092,275
      1,451,490    YAHOO! INCORPORATED+<<                                                                                46,825,067

                                                                                                                        745,666,438
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 7.62%
      1,316,200    AMGEN INCORPORATED+<<                                                                                 95,753,550
      1,538,000    GENENTECH INCORPORATED+<<                                                                            129,976,380
        522,840    GENZYME CORPORATION+                                                                                  35,145,305

                                                                                                                        260,875,235
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 1.05%
        687,075    APOLLO GROUP INCORPORATED CLASS A+<<                                                                  36,078,308
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.40%
      6,390,843    CISCO SYSTEMS INCORPORATED+                                                                          138,489,568
      4,552,670    INTEL CORPORATION                                                                                     88,094,164
      1,599,900    LINEAR TECHNOLOGY CORPORATION                                                                         56,124,492
      5,682,500    NOKIA OYJ ADR<<                                                                                      117,741,400
      1,794,100    TEXAS INSTRUMENTS INCORPORATED                                                                        58,254,427

                                                                                                                        458,704,051
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.83%
      3,143,700    PAYCHEX INCORPORATED<<                                                                               130,966,542
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 4.26%
      1,738,560    TARGET CORPORATION                                                                                    90,422,506
      1,172,800    WAL-MART STORES INCORPORATED<<                                                                        55,403,072

                                                                                                                        145,825,578
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.88%
      2,603,100    DELL INCORPORATED+<<                                                                                  77,468,256
      4,048,500    EMC CORPORATION+                                                                                      55,181,055

                                                                                                                        132,649,311
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS - 3.85%
      1,995,066    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                        $   131,853,912
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.29%
      4,240,310    MEDTRONIC INCORPORATED                                                                               215,195,733
                                                                                                                    ---------------

PERSONAL SERVICES - 2.34%
      1,876,550    CINTAS CORPORATION                                                                                    79,978,561
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 20.61%
      8,818,337    CHARLES SCHWAB CORPORATION                                                                           151,763,580
      1,337,000    FRANKLIN RESOURCES INCORPORATED                                                                      125,998,880
      1,924,340    GOLDMAN SACHS GROUP INCORPORATED                                                                     302,044,406
      1,002,600    LEGG MASON INCORPORATED<<                                                                            125,655,858

                                                                                                                        705,462,724
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $2,631,538,868)                                                                             3,376,669,186
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 8.19%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.00%
         96,834    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    96,834
         73,374    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           73,374

                                                                                                                            170,208
                                                                                                                    ---------------

PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 8.19%
$     1,014,967    AMERICAN GENERAL FINANCE CORPORATION+/-                                4.78%       04/13/2007          1,015,383
        422,564    APRECO LLC                                                             4.62        05/15/2006            420,202
        924,860    APRECO LLC                                                             4.94        06/15/2006            915,750
        563,870    ASPEN FUNDING CORPORATION                                              4.92        04/03/2006            563,870
      5,638,703    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                        4.62        11/03/2006          5,638,703
        634,805    ATLAS CAPITAL FUNDING LIMITED                                          4.80        04/17/2006            633,631
      1,353,289    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.62        05/15/2006          1,345,724
      2,819,352    ATLAS CAPITAL FUNDING LIMITED                                          4.80        10/20/2006          2,819,352
      2,819,352    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.80        12/22/2006          2,819,352
        451,096    ATOMIUM FUNDING CORPORATION                                            4.53        04/12/2006            450,559
        391,213    BETA FINANCE INCORPORATED SERIES MTN+/-                                4.88        06/02/2006            391,264
     56,161,483    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $56,184,556)                                           4.93        04/03/2006         56,161,483
      1,674,018    BUCKINGHAM CDO LLC++                                                   4.60        04/06/2006          1,673,349
      5,488,263    BUCKINGHAM CDO LLC                                                     4.82        04/21/2006          5,475,200
      2,819,352    BUCKINGHAM CDO LLC                                                     4.82        04/25/2006          2,811,147
      2,932,126    BUCKINGHAM II CDO LLC++                                                4.83        04/25/2006          2,923,593
     11,277,406    BUCKINGHAM II CDO LLC                                                  4.83        04/26/2006         11,243,123
      3,383,222    CAIRN HIGH GRADE FUNDING I                                             4.59        04/06/2006          3,381,869
        270,658    CAIRN HIGH GRADE FUNDING I                                             4.71        04/26/2006            269,835
      4,736,511    CAIRN HIGH GRADE FUNDING I                                             4.83        04/27/2006          4,721,496
      2,819,352    CAIRN HIGH GRADE FUNDING I++                                           4.83        05/02/2006          2,808,553
      1,466,063    CAIRN HIGH GRADE FUNDING I                                             4.77        05/10/2006          1,458,850
      5,670,844    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.78        04/05/2006          5,669,369

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,556,282    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.69%       05/08/2006    $     1,549,030
        501,506    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.70        05/10/2006            499,039
      2,255,481    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.72        05/12/2006          2,243,775
      1,127,741    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.90        06/07/2006          1,117,850
      3,001,482    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    4.92        06/12/2006          2,973,118
      6,202,573    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.72        04/12/2006          6,202,573
      1,127,741    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.75        04/18/2007          1,127,741
      3,969,647    CONSOLIDATED EDISON INCORPORATED                                       4.90        04/03/2006          3,969,647
        281,935    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                       4.81        04/13/2006            281,563
      3,495,996    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                     4.92        05/04/2006          3,494,248
      2,819,352    CULLINAN FINANCE CORPORATION+/-                                        4.71        11/15/2006          2,819,239
      2,255,481    DEER VALLEY FUNDING LLC++                                              4.51        04/10/2006          2,253,384
      2,881,941    DEER VALLEY FUNDING LLC                                                4.81        04/17/2006          2,876,610
      6,870,985    DEER VALLEY FUNDING LLC                                                4.83        04/19/2006          6,856,419
      1,466,063    DEER VALLEY FUNDING LLC                                                4.80        05/03/2006          1,460,242
      5,638,703    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $5,640,977)                                            4.84        04/03/2006          5,638,703
      5,400,637    EIFFEL FUNDING LLC                                                     4.91        04/03/2006          5,400,637
        338,322    EIFFEL FUNDING LLC                                                     4.78        04/17/2006            337,696
      4,062,234    EUREKA SECURITIZATION INCORPORATED                                     4.88        05/16/2006          4,038,998
         92,926    GALLEON CAPITAL LLC                                                    4.65        04/03/2006             92,926
        169,161    GEMINI SECURITIZATION INCORPORATED                                     4.90        05/24/2006            168,009
      2,706,577    GOLDMAN SACHS GROUP INCORPORATED+/-                                    4.97        06/30/2006          2,706,577
      8,080,262    HARRIER FINANCE FUNDING LLC                                            4.62        04/03/2006          8,080,261
      1,804,385    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.03        06/06/2006          1,804,385
     22,646,132    JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $22,655,436)                                           4.93        04/03/2006         22,646,132
        146,606    K2 (USA) LLC                                                           4.63        05/02/2006            146,045
        521,580    K2 (USA) LLC SERIES MTN+/-                                             4.87        07/24/2006            521,710
      1,691,611    KAUPTHING BANK HF SERIES MTN+/-++                                      4.84        03/20/2007          1,691,273
        225,548    KLIO II FUNDING CORPORATION                                            4.58        04/05/2006            225,489
        271,785    KLIO III FUNDING CORPORATION                                           4.69        04/19/2006            271,209
        112,774    LEXINGTON PARKER CAPITAL CORPORATION                                   4.62        05/02/2006            112,342
        428,090    LEXINGTON PARKER CAPITAL CORPORATION                                   4.69        05/10/2006            425,984
      2,819,352    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                 4.81        05/26/2006          2,819,521
        225,548    LINKS FINANCE LLC SERIES MTN1+/-                                       4.68        09/12/2006            225,550
        676,644    LIQUID FUNDING LIMITED+/-                                              4.94        04/24/2006            676,671
      2,593,803    LIQUID FUNDING LIMITED+/-                                              4.71        08/14/2006          2,593,803
      1,691,611    LIQUID FUNDING LIMITED+/-                                              4.61        12/01/2006          1,691,611
        676,644    LIQUID FUNDING LIMITED SERIES MTN+/-                                   4.83        02/20/2007            676,611
      1,127,741    MBIA GLOBAL FUNDING LLC+/-                                             4.78        02/20/2007          1,127,673
      5,666,897    MERRILL LYNCH & COMPANY SERIES MTN+/-                                  4.80        10/27/2006          5,671,147
      3,383,222    MORGAN STANLEY+/-                                                      4.94        10/10/2006          3,383,222
        521,580    MORGAN STANLEY SERIES EXL+/-                                           4.78        08/13/2010            521,721
      1,941,857    MORTGAGE INTEREST NET TRUST                                            4.68        04/03/2006          1,941,857
      2,548,694    MORTGAGE INTEREST NET TRUST                                            4.78        05/03/2006          2,538,575
        112,774    NATIONWIDE BUILDING SOC+/-                                             4.74        07/21/2006            112,828

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,487,006    NEWPORT FUNDING CORPORATION                                            4.92%       04/03/2006    $     2,487,006
      3,414,686    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              4.78        04/03/2006          3,414,686
      3,947,092    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.68        04/04/2006          3,946,579
        502,747    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.93        06/26/2006            497,046
        214,271    NORDEA NORTH AMERICA INCORPORATED                                      4.89        05/15/2006            213,073
      5,948,832    NORTHERN ROCK PLC+/-                                                   4.63        04/21/2006          5,947,999
        445,796    NORTHERN ROCK PLC                                                      4.69        04/24/2006            444,557
      5,638,703    NORTHERN ROCK PLC+/-                                                   4.66        02/05/2007          5,638,759
        456,171    RACERS TRUST 2004-6-MM+/-                                              4.79        05/22/2006            456,235
        112,774    SCALDIS CAPITAL LIMITED                                                4.93        06/15/2006            111,663
        451,096    TANGO FINANCE CORPORATION                                              4.95        06/21/2006            446,288
      1,304,006    TANGO FINANCE CORPORATION SERIES MTN+/-                                4.87        10/25/2006          1,304,437
        651,947    TRAVELERS INSURANCE COMPANY+/-                                         4.77        02/09/2007            651,934
      2,819,352    UNICREDITO ITALIANO SERIES LIB+/-                                      4.70        03/09/2007          2,819,182
      2,819,352    UNICREDITO ITALIANO SERIES YCD+/-                                      4.47        04/03/2006          2,819,352
      4,285,414    US BANK NA SERIES BKNT+/-                                              4.66        07/28/2006          4,285,543
      1,127,741    WHISTLEJACKET CAPITAL LIMITED+/-                                       4.65        06/09/2006          1,127,741
        112,774    WHITE PINE FINANCE LLC                                                 4.64        04/18/2006            112,551
        563,870    WHITE PINE FINANCE LLC                                                 4.82        05/05/2006            561,468
        460,344    WHITE PINE FINANCE LLC                                                 4.84        05/25/2006            457,144
        346,442    WHITE PINE FINANCE LLC                                                 4.93        06/20/2006            342,794
      2,975,995    WHITE PINE FINANCE LLC                                                 4.93        06/22/2006          2,943,854
      2,819,352    WHITE PINE FINANCE LLC+/-                                              4.70        07/17/2006          2,819,352
      2,706,577    WHITE PINE FINANCE LLC SERIES MTN1+/-                                  4.81        06/12/2006          2,706,821

                                                                                                                        280,181,365
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $280,351,573)                                                             280,351,573
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.32%
      45,157,545   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                            45,157,545
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $45,157,545)                                                                          45,157,545
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,957,047,986)*                                      108.16%                                                 $ 3,702,178,304
OTHER ASSETS AND LIABILITIES, NET                            (8.16)                                                    (279,224,051)
                                                            ------                                                  ---------------

TOTAL NET ASSETS                                            100.00%                                                 $ 3,422,954,253
                                                            ======                                                  ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $45,157,545.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.88%

AGRICULTURAL PRODUCTION CROPS - 0.18%
         24,252    DELTA & PINE LAND COMPANY                                                                        $       731,440
                                                                                                                    ---------------

AMUSEMENT & RECREATION SERVICES - 0.46%
         23,084    BALLY TOTAL FITNESS HOLDING CORPORATION+<<                                                               216,297
         18,277    MULTIMEDIA GAMES INCORPORATED+<<                                                                         271,962
         31,827    PINNACLE ENTERTAINMENT+                                                                                  896,566
         15,398    WMS INDUSTRIES INCORPORATED+<<                                                                           463,480

                                                                                                                          1,848,305
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 1.48%
          9,737    ASHWORTH INCORPORATED+                                                                                    96,688
         11,222    BURLINGTON COAT FACTORY WAREHOUSE CORPORATION                                                            510,040
         14,506    CHILDREN'S PLACE RETAIL STORES INCORPORATED+<<                                                           839,897
         24,492    CHRISTOPHER & BANKS CORPORATION                                                                          568,459
         15,435    DRESS BARN INCORPORATED+<<                                                                               740,108
         29,181    FINISH LINE INCORPORATED CLASS A                                                                         480,027
         30,405    HOT TOPIC INCORPORATED+                                                                                  440,873
         10,106    JOS. A. BANK CLOTHIERS INCORPORATED+<<                                                                   484,583
         17,929    STAGE STORES INCORPORATED                                                                                533,388
         21,117    THE CATO CORPORATION CLASS A                                                                             503,852
         22,567    TOO INCORPORATED+                                                                                        775,177

                                                                                                                          5,973,092
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.86%
         21,454    GYMBOREE CORPORATION+                                                                                    558,662
         17,376    KELLWOOD COMPANY                                                                                         545,433
         24,953    PHILLIPS-VAN HEUSEN CORPORATION                                                                          953,454
         80,108    QUIKSILVER INCORPORATED+<<                                                                             1,110,297
         22,414    RUSSELL CORPORATION                                                                                      309,313

                                                                                                                          3,477,159
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.23%
         10,829    MARINEMAX INCORPORATED+                                                                                  362,988
         20,161    SONIC AUTOMOTIVE INCORPORATED<<                                                                          559,669

                                                                                                                            922,657
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.09%
         12,120    CENTRAL PARKING CORPORATION                                                                              193,920
          8,508    MIDAS INCORPORATED+                                                                                      186,070

                                                                                                                            379,990
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.09%
          8,327    M I HOMES INCORPORATED                                                                                   391,369
          3,273    NVR INCORPORATED+<<                                                                                    2,418,583
         46,493    STANDARD-PACIFIC CORPORATION<<                                                                         1,563,095

                                                                                                                          4,373,047
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES - 9.33%
         30,447    AARON RENTS INCORPORATED                                                                         $       827,245
         26,102    ABM INDUSTRIES INCORPORATED                                                                              500,375
         15,554    ADMINISTAFF INCORPORATED                                                                                 845,515
         21,345    ADVO INCORPORATED                                                                                        683,040
         15,710    ALTIRIS INCORPORATED+                                                                                    345,777
         21,790    ANSYS INCORPORATED+                                                                                    1,179,929
         21,055    ARBITRON INCORPORATED                                                                                    712,080
          9,801    BLUE COAT SYSTEMS INCORPORATED+                                                                          213,074
         33,199    BRADY CORPORATION CLASS A                                                                              1,243,635
         20,453    CACI INTERNATIONAL INCORPORATED CLASS A+                                                               1,344,785
         19,259    CAPTARIS INCORPORATED+                                                                                    89,169
         14,558    CARREKER CORPORATION+                                                                                     93,608
         41,954    CERNER CORPORATION+<<                                                                                  1,990,717
         37,019    CIBER INCORPORATED+                                                                                      236,181
         31,712    COGNEX CORPORATION                                                                                       939,944
         29,416    DENDRITE INTERNATIONAL INCORPORATED+                                                                     401,528
         23,338    DIGITAL INSIGHT CORPORATION+                                                                             849,503
         31,240    EFUNDS CORPORATION+                                                                                      807,242
         37,063    EPICOR SOFTWARE CORPORATION+                                                                             497,756
         22,955    FACTSET RESEARCH SYSTEMS INCORPORATED                                                                  1,018,054
         28,419    FILENET CORPORATION+                                                                                     767,881
         15,294    GERBER SCIENTIFIC INCORPORATED                                                                           158,140
         17,965    GEVITY HR INCORPORATED                                                                                   439,424
         45,087    GLOBAL PAYMENTS INCORPORATED                                                                           2,390,062
         18,335    HEALTHCARE SERVICES GROUP                                                                                391,625
         12,591    HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                         456,801
         40,342    HYPERION SOLUTIONS CORPORATION+                                                                        1,315,149
         18,741    INFOSPACE INCORPORATED+                                                                                  523,811
         26,082    INTERNET SECURITY SYSTEMS+                                                                               625,446
         12,270    INTRADO INCORPORATED+                                                                                    318,775
          8,769    IPAYMENT INCORPORATED+                                                                                   375,752
         19,531    JDA SOFTWARE GROUP INCORPORATED+                                                                         282,028
         30,819    KEANE INCORPORATED+                                                                                      485,399
         21,576    KRONOS INCORPORATED+                                                                                     806,727
         36,652    LABOR READY INCORPORATED+                                                                                877,815
         18,754    MANHATTAN ASSOCIATES INCORPORATED+<<                                                                     412,588
         14,154    MAPINFO CORPORATION+                                                                                     198,439
         18,868    MIVA INCORPORATED+                                                                                        76,981
         14,736    MRO SOFTWARE INCORPORATED+                                                                               235,187
         29,732    NAPSTER INCORPORATED+                                                                                    100,494
         21,797    NCO GROUP INCORPORATED+                                                                                  517,679
         13,358    NEOWARE SYSTEMS INCORPORATED+<<                                                                          395,664
         16,790    NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                66,656
         17,385    ON ASSIGNMENT INCORPORATED+                                                                              190,887
         13,457    OPEN SOLUTIONS INCORPORATED+                                                                             367,511
         14,486    PC-TEL INCORPORATED+                                                                                     137,907
         16,962    PHOENIX TECHNOLOGIES LIMITED+                                                                            115,002

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
         10,752    PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+<<                                                    $       503,516
         27,376    PROGRESS SOFTWARE CORPORATION+                                                                           796,368
         11,170    QUALITY SYSTEMS INCORPORATED+                                                                            369,727
         16,024    RADIANT SYSTEMS INCORPORATED+                                                                            216,644
         14,026    RADISYS CORPORATION+<<                                                                                   278,416
         36,415    SECURE COMPUTING CORPORATION+                                                                            420,229
         10,563    SOURCECORP INCORPORATED+                                                                                 254,674
         40,409    SPHERION CORPORATION+                                                                                    420,254
         11,446    SPSS INCORPORATED+                                                                                       362,380
          7,632    STARTEK INCORPORATED                                                                                     179,810
         48,460    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                            904,264
         21,728    TALX CORPORATION                                                                                         618,813
         43,244    THQ INCORPORATED+<<                                                                                    1,119,587
         18,722    VENTIV HEALTH INCORPORATED+                                                                              621,945
          6,552    VERTRUE INCORPORATED+                                                                                    273,874
         15,192    VIAD CORPORATION                                                                                         520,782
          5,526    VOLT INFORMATION SCIENCE INCORPORATED+                                                                   168,875
         23,543    WEBEX COMMUNICATIONS INCORPORATED+<<                                                                     792,693
         32,536    WEBSENSE INCORPORATED+<<                                                                                 897,343

                                                                                                                         37,569,181
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 3.28%
         28,251    ALPHARMA INCORPORATED CLASS A                                                                            757,692
         16,206    ARCH CHEMICALS INCORPORATED                                                                              492,662
         23,968    ARQULE INCORPORATED+                                                                                     137,576
         10,284    BRADLEY PHARMACEUTICALS INCORPORATED+<<                                                                  152,923
         18,073    CAMBREX CORPORATION                                                                                      353,146
         22,741    CONNECTICS CORPORATION+<<                                                                                385,005
         15,960    DIAGNOSTIC PRODUCTS CORPORATION                                                                          760,175
         19,029    FIRST HORIZON PHARMACEUTICAL CORPORATION+                                                                479,721
         23,197    GEORGIA GULF CORPORATION<<                                                                               602,890
         19,773    HB FULLER COMPANY                                                                                      1,015,146
         21,580    IDEXX LABORATORIES INCORPORATED+                                                                       1,863,649
         30,101    IMMUCOR INCORPORATED+                                                                                    863,598
         17,082    MACDERMID INCORPORATED                                                                                   549,186
         52,485    MGI PHARMA INCORPORATED+<<                                                                               918,487
          7,969    NATURES SUNSHINE PRODUCTS INCORPORATED                                                                    99,613
         37,786    NBTY INCORPORATED+<<                                                                                     850,941
         15,988    NOVEN PHARMACEUTICALS INCORPORATED+                                                                      287,944
         19,861    OM GROUP INCORPORATED+                                                                                   456,803
         27,955    OMNOVA SOLUTIONS INCORPORATED+                                                                           171,085
         17,996    PAREXEL INTERNATIONAL CORPORATION+<<                                                                     475,814
          6,014    PENFORD CORPORATION                                                                                       96,705
         62,290    POLYONE CORPORATION+                                                                                     580,543
          6,607    QUAKER CHEMICAL CORPORATION                                                                              143,702
         10,558    SURMODICS INCORPORATED+<<                                                                                373,331

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
          6,747    USANA HEALTH SCIENCES INCORPORATED+<<                                                            $       281,485
         11,651    WELLMAN INCORPORATED<<                                                                                    74,100

                                                                                                                         13,223,922
                                                                                                                    ---------------

COAL MINING - 0.69%
         52,109    MASSEY ENERGY COMPANY                                                                                  1,879,572
         12,595    PENN VIRGINIA CORPORATION                                                                                894,245

                                                                                                                          2,773,817
                                                                                                                    ---------------

COMMUNICATIONS - 1.08%
         22,301    ANIXTER INTERNATIONAL INCORPORATED+                                                                    1,065,542
         12,534    AUDIOVOX CORPORATION CLASS A+                                                                            149,656
         28,197    BRIGHTPOINT INCORPORATED+<<                                                                              875,799
         31,837    GENERAL COMMUNICATION INCORPORATED CLASS A+                                                              384,909
         16,756    J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                                 787,532
         45,777    LIVE NATION INCORPORATED+                                                                                908,215
         19,846    NOVATEL WIRELESS INCORPORATED+<<                                                                         177,622

                                                                                                                          4,349,275
                                                                                                                    ---------------

COMPUTERS-INTERGRATED SYSTEMS - 0.08%
         20,681    AGILYSYS INCORPORATED                                                                                    311,456
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.64%
         17,447    CHEMED CORPORATION                                                                                     1,035,305
         21,090    EMCOR GROUP INCORPORATED+<<                                                                            1,047,329
         18,296    INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                            486,674

                                                                                                                          2,569,308
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 6.99%
         12,418    ANCHOR BANCORP WISCONSIN INCORPORATED                                                                    376,390
         30,452    BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                438,204
         21,600    BANKUNITED FINANCIAL CORPORATION CLASS A                                                                 584,064
         23,742    BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                           802,242
         41,725    BROOKLINE BANCORP INCORPORATED                                                                           646,320
         20,605    CENTRAL PACIFIC FINANCIAL CORPORATION                                                                    756,616
         31,773    CHITTENDEN CORPORATION                                                                                   920,457
         20,286    COMMUNITY BANK SYSTEM INCORPORATED                                                                       452,986
         18,771    DIME COMMUNITY BANCSHARES                                                                                269,739
         14,153    DOWNEY FINANCIAL CORPORATION                                                                             952,497
         40,516    EAST WEST BANCORP INCORPORATED                                                                         1,561,892
         15,135    FIDELITY BANKSHARES INCORPORATED                                                                         508,990
         54,753    FIRST BANCORP PUERTO RICO                                                                                676,747
         47,754    FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                 700,074
         33,379    FIRST MIDWEST BANCORP INCORPORATED                                                                     1,220,670
         15,551    FIRST REPUBLIC BANK                                                                                      588,139
         11,217    FIRSTFED FINANCIAL CORPORATION+<<                                                                        670,889
         23,665    FLAGSTAR BANCORP INCORPORATED                                                                            357,341

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
         15,159    FRANKLIN BANK CORPORATION+                                                                       $       291,508
         21,262    GLACIER BANCORP INCORPORATED                                                                             660,185
         25,885    GOLD BANC CORPORATION INCORPORATED                                                                       474,213
         26,690    HANMI FINANCIAL CORPORATION                                                                              482,021
         13,199    HARBOR FLORIDA BANCSHARES INCORPORATED                                                                   499,846
         12,124    IRWIN FINANCIAL CORPORATION                                                                              234,357
         20,022    MAF BANCORP INCORPORATED                                                                                 876,363
         13,467    NARA BANK NATIONAL ASSOCIATION                                                                           236,346
         11,893    PRIVATEBANCORP INCORPORATED                                                                              493,441
         16,917    PROSPERITY BANCSHARES INCORPORATED                                                                       511,063
         22,279    PROVIDENT BANKSHARES CORPORATION                                                                         812,069
         50,916    REPUBLIC BANCORP INCORPORATED                                                                            613,031
         50,582    SOUTH FINANCIAL GROUP INCORPORATED                                                                     1,322,719
         30,758    STERLING BANCSHARES INCORPORATED TEXAS                                                                   555,182
         23,567    STERLING FINANCIAL CORPORATION                                                                           683,443
         31,717    SUSQUEHANNA BANCSHARES INCORPORATED                                                                      817,347
         50,722    TRUSTCO BANK CORPORATION NEW YORK SHARES                                                                 617,287
         63,111    UCBH HOLDINGS INCORPORATED                                                                             1,194,060
         30,156    UMPQUA HOLDINGS CORPORATION                                                                              859,446
         25,129    UNITED BANKSHARES INCORPORATED                                                                           961,687
         42,902    WHITNEY HOLDING CORPORATION                                                                            1,521,305
         16,026    WINTRUST FINANCIAL CORPORATION                                                                           932,232
            174    ZIONS BANCORPORATION                                                                                      14,395

                                                                                                                         28,147,803
                                                                                                                    ---------------

DURABLE GOODS - CONSUMER - 0.03%
         14,586    STURM, RUGER & COMPANY INCORPORATED<<                                                                    116,396
                                                                                                                    ---------------

EATING & DRINKING PLACES - 2.22%
         23,255    CEC ENTERTAINMENT INCORPORATED+                                                                          781,833
         12,734    IHOP CORPORATION                                                                                         610,468
         23,424    JACK IN THE BOX INCORPORATED+                                                                          1,018,944
         11,265    LANDRY'S RESTAURANTS INCORPORATED<<                                                                      397,992
         12,190    LONE STAR STEAKHOUSE & SALOON INCORPORATED                                                               346,440
         15,524    O'CHARLEYS INCORPORATED+                                                                                 286,573
         17,945    P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                                884,509
         15,962    PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                   523,713
         22,788    RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                             793,706
          9,841    RED ROBIN GOURMET BURGERS INCORPORATED+<<                                                                464,495
         28,559    RYAN'S RESTAURANT GROUP INCORPORATED+                                                                    414,106
         39,144    SONIC CORPORATION+                                                                                     1,375,129
         18,908    STEAK N SHAKE COMPANY+                                                                                   398,959
         36,769    TRIARC COMPANIES INCORPORATED CLASS B                                                                    642,722

                                                                                                                          8,939,589
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.12%
         15,584    UNIVERSAL TECHNICAL INSTITUTE INCORPORATED+                                                              469,078
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES - 4.37%
         20,430    ALLETE INCORPORATED<<                                                                            $       952,038
         11,375    AMERICAN STATES WATER COMPANY                                                                            424,970
         54,827    ATMOS ENERGY CORPORATION                                                                               1,443,595
         32,939    AVISTA CORPORATION                                                                                       680,190
          7,752    CASCADE NATURAL GAS CORPORATION                                                                          152,714
          8,322    CENTRAL VERMONT PUBLIC SERVICE                                                                           176,510
          9,184    CH ENERGY GROUP INCORPORATED                                                                             440,832
         33,841    CLECO CORPORATION                                                                                        755,670
         32,525    EL PASO ELECTRIC COMPANY+                                                                                619,276
         49,652    ENERGEN CORPORATION                                                                                    1,737,820
          3,539    GREEN MOUNTAIN POWER CORPORATION                                                                         102,242
         14,419    LACLEDE GROUP INCORPORATED                                                                               496,302
         18,712    NEW JERSEY RESOURCES                                                                                     846,718
         18,687    NORTHWEST NATURAL GAS COMPANY                                                                            663,202
         51,721    PIEDMONT NATURAL GAS COMPANY<<                                                                         1,240,787
         19,659    SOUTH JERSEY INDUSTRIES INCORPORATED                                                                     536,101
         66,286    SOUTHERN UNION COMPANY                                                                                 1,645,873
         26,801    SOUTHWEST GAS CORPORATION                                                                                749,088
         71,192    UGI CORPORATION                                                                                        1,500,015
          8,777    UIL HOLDINGS CORPORATION                                                                                 459,476
         23,675    UNISOURCE ENERGY CORPORATION                                                                             722,087
         31,425    WASTE CONNECTIONS INCORPORATED+                                                                        1,251,029

                                                                                                                         17,596,535
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.67%
         17,209    ACTEL CORPORATION+                                                                                       274,311
         30,389    ACUITY BRANDS INCORPORATED<<                                                                           1,215,560
         77,262    ADAPTEC INCORPORATED+                                                                                    427,259
         19,841    ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                 280,353
         50,755    AEROFLEX INCORPORATED+                                                                                   696,866
         13,658    AO SMITH CORPORATION                                                                                     721,142
          7,912    APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                   156,895
         27,367    ARTESYN TECHNOLOGIES INCORPORATED+                                                                       299,669
         25,479    ATMI INCORPORATED+                                                                                       769,466
         19,068    BALDOR ELECTRIC COMPANY                                                                                  645,833
          7,935    BEL FUSE INCORPORATED CLASS B<<                                                                          277,963
         28,838    BENCHMARK ELECTRONICS INCORPORATED+<<                                                                  1,105,937
         17,214    C&D TECHNOLOGIES INCORPORATED<<                                                                          159,057
         32,436    C-COR INCORPORATED+                                                                                      283,491
          7,005    CATAPULT COMMUNICATIONS CORPORATION+                                                                      93,167
         17,926    CERADYNE INCORPORATED+                                                                                   894,507
         26,296    CHECKPOINT SYSTEMS INCORPORATED+                                                                         706,837
         13,740    COMTECH TELECOMMUNICATIONS CORPORATION+                                                                  400,796
         24,308    CTS CORPORATION                                                                                          325,241
         10,500    CUBIC CORPORATION                                                                                        251,370
         24,198    CYMER INCORPORATED+                                                                                    1,099,557
         12,800    DIODES INCORPORATED+                                                                                     531,200

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         13,638    DIONEX CORPORATION+<<                                                                            $       838,464
         21,911    DITECH COMMUNICATIONS CORPORATION+                                                                       228,970
         19,346    DSP GROUP INCORPORATED+                                                                                  561,228
         19,539    ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                              432,398
         24,004    ESS TECHNOLOGY INCORPORATED+                                                                              79,693
         24,076    EXAR CORPORATION+                                                                                        343,805
         14,665    GREATBATCH INCORPORATED+                                                                                 321,310
         49,861    HARMONIC INCORPORATED+                                                                                   317,615
         17,352    HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                    523,510
         14,201    INTER-TEL INCORPORATED                                                                                   304,469
         15,125    LITTELFUSE INCORPORATED+                                                                                 516,216
         19,710    MAGNETEK INCORPORATED+                                                                                    78,249
         14,242    MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                   230,720
         25,262    METHODE ELECTRONICS INCORPORATED                                                                         275,103
         44,029    MICROSEMI CORPORATION+                                                                                 1,281,684
         24,848    MOOG INCORPORATED CLASS A+                                                                               881,838
          3,191    NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                  156,902
         13,623    PARK ELECTROCHEMICAL CORPORATION                                                                         401,879
         17,747    PERICOM SEMICONDUCTOR+                                                                                   174,985
         28,042    PHOTRONICS INCORPORATED+                                                                                 526,068
         20,019    POWER INTEGRATIONS INCORPORATED+                                                                         496,071
         20,754    REGAL-BELOIT CORPORATION                                                                                 877,272
         11,028    ROGERS CORPORATION+                                                                                      600,805
         10,545    SBS TECHNOLOGIES INCORPORATED+                                                                           170,829
        108,060    SKYWORKS SOLUTIONS INCORPORATED+                                                                         733,727
         14,518    STANDARD MICROSYSTEMS CORPORATION+                                                                       377,178
          8,090    SUPERTEX INCORPORATED+<<                                                                                 304,346
         31,183    SYMMETRICOM INCORPORATED+                                                                                266,615
         16,821    SYNAPTICS INCORPORATED+                                                                                  369,894
         27,459    TECHNITROL INCORPORATED                                                                                  658,467
          8,923    TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                   132,774
         38,892    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                1,092,087
         15,425    VIASAT INCORPORATED+                                                                                     441,926
         13,071    VICOR CORPORATION                                                                                        257,891

                                                                                                                         26,871,465
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.23%
          8,459    CDI CORPORATION                                                                                          243,366
         12,953    MAXMUS INCORPORATED                                                                                      466,049
         22,210    PER-SE TECHNOLOGIES INCORPORATED+<<                                                                      592,119
         30,048    REGENERON PHARMACEUTICAL INCORPORATED+                                                                   499,698
         12,498    SFBC INTERNATIONAL INCORPORATED+<<                                                                       304,701
         38,769    TETRA TECH INCORPORATED+                                                                                 740,100
         29,201    URS CORPORATION+                                                                                       1,175,340
         28,601    WATSON WYATT & COMPANY HOLDINGS                                                                          931,821

                                                                                                                          4,953,194
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.31%
         23,836    APTARGROUP INCORPORATED                                                                          $     1,316,939
         39,646    COMMERCIAL METALS COMPANY                                                                              2,120,665
         17,154    GRIFFON CORPORATION+<<                                                                                   426,105
         19,800    MASCOTECH ESCROW INCORPORATED+(A)                                                                              0
          8,654    MATERIAL SCIENCES CORPORATION+                                                                           104,540
         23,314    MOBILE MINI INCORPORATED+                                                                                720,869
         13,858    NCI BUILDING SYSTEMS INCORPORATED+<<                                                                     828,293
         53,715    SHAW GROUP INCORPORATED+                                                                               1,632,936
         24,912    SIMPSON MANUFACTURING COMPANY INCORPORATED                                                             1,078,690
         11,136    VALMONT INDUSTRIES INCORPORATED                                                                          468,157
         17,236    WATTS WATER TECHNOLOGIES INCORPORATED                                                                    626,356

                                                                                                                          9,323,550
                                                                                                                    ---------------

FINANCE COMPANIES - 0.03%
         14,195    REWARDS NETWORK INCORPORATED+                                                                            112,992
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.56%
         12,489    AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                                  78,181
         50,118    CORN PRODUCTS INTERNATIONAL INCORPORATED                                                               1,481,989
         35,428    FLOWERS FOODS INCORPORATED                                                                             1,052,212
          8,563    HANSEN NATURAL CORPORATION+<<                                                                          1,079,366
          9,182    J & J SNACK FOODS CORPORATION                                                                            308,423
         20,411    LANCE INCORPORATED                                                                                       459,248
          9,504    PEET'S COFFEE & TEA INCORPORATED+                                                                        285,120
         19,575    RALCORP HOLDINGS INCORPORATED+                                                                           744,829
          9,653    SANDERSON FARMS INCORPORATED                                                                             216,227
         21,063    TREEHOUSE FOODS INCORPORATED+                                                                            559,223

                                                                                                                          6,264,818
                                                                                                                    ---------------

FOOD STORES - 0.50%
         12,225    GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<                                                     427,019
         21,212    PANERA BREAD COMPANY+                                                                                  1,594,718

                                                                                                                          2,021,737
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.65%
          8,005    BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                159,700
         22,349    ETHAN ALLEN INTERIORS INCORPORATED                                                                       939,105
         35,037    LA-Z-BOY INCORPORATED<<                                                                                  595,629
         23,802    SELECT COMFORT CORPORATION+<<                                                                            941,369

                                                                                                                          2,635,803
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.36%
         34,121    CASEY'S GENERAL STORES INCORPORATED                                                                      780,347
         27,004    FRED'S INCORPORATED                                                                                      358,073
         18,070    STEIN MART INCORPORATED                                                                                  314,780

                                                                                                                          1,453,200
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEALTH SERVICES - 2.75%
         10,708    AMEDISYS INCORPORATED+<<                                                                         $       372,103
         20,111    AMSURG CORPORATION+<<                                                                                    456,319
         14,157    CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                   274,080
         14,924    CRYOLIFE INCORPORATED+<<                                                                                  65,666
         18,563    ENZO BIOCHEM INCORPORATED+<<                                                                             250,601
         13,161    GENESIS HEALTHCARE CORPORATION+                                                                          578,294
         17,669    GENTIVA HEALTH SERVICES INCORPORATED+                                                                    321,753
         23,218    HEALTHWAYS INCORPORATED+<<                                                                             1,182,725
         44,636    HOOPER HOLMES INCORPORATED                                                                               128,998
         13,994    LCA-VISION INCORPORATED                                                                                  701,214
         14,139    MATRIA HEALTHCARE INCORPORATED+                                                                          536,716
         22,638    NAUTILUS GROUP INCORPORATED<<                                                                            338,438
         23,361    ODYSSEY HEALTHCARE INCORPORATED+                                                                         402,043
         16,346    PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                  1,677,753
         11,392    REHABCARE GROUP INCORPORATED+                                                                            214,739
         35,112    SIERRA HEALTH SERVICES INCORPORATED+                                                                   1,429,058
         28,140    SUNRISE SENIOR LIVING INCORPORATED+<<                                                                  1,096,616
         30,032    UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                   1,063,433

                                                                                                                         11,090,549
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 2.92%
          8,657    4KIDS ENTERTAINMENT INCORPORATED+                                                                        148,814
         21,369    ACADIA REALTY TRUST                                                                                      503,240
         30,608    COLONIAL PROPERTIES TRUST<<                                                                            1,534,379
         37,825    COMMERCIAL NET LEASE REALTY INCORPORATED<<                                                               881,323
         14,931    EASTGROUP PROPERTIES INCORPORATED                                                                        708,327
         17,863    ENTERTAINMENT PROPERTIES TRUST                                                                           749,889
         15,484    ESSEX PROPERTY TRUST INCORPORATED                                                                      1,683,575
         23,562    GLENBOROUGH REALTY TRUST INCORPORATED                                                                    512,474
         20,171    KILROY REALTY CORPORATION                                                                              1,558,411
         13,727    LTC PROPERTIES INCORPORATED                                                                              319,290
          9,587    PARKWAY PROPERTIES INCORPORATED                                                                          418,760
         31,788    SHURGARD STORAGE CENTERS INCORPORATED                                                                  2,118,034
         11,125    SOVRAN SELF STORAGE INCORPORATED                                                                         614,100

                                                                                                                         11,750,616
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.46%
         20,253    BELL MICROPRODUCTS INCORPORATED+                                                                         124,758
         14,946    COST PLUS INCORPORATED+<<                                                                                255,576
         17,774    GUITAR CENTER INCORPORATED+<<                                                                            847,820
         15,194    HAVERTY FURNITURE COMPANIES INCORPORATED                                                                 218,034
         17,663    TUESDAY MORNING CORPORATION                                                                              407,839

                                                                                                                          1,854,027
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.33%
         24,318    AZTAR CORPORATION+                                                                                     1,021,113
         15,003    MARCUS CORPORATION                                                                                       299,310

                                                                                                                          1,320,423
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.96%
         12,013    A.S.V. INCORPORATED+<<                                                                           $       387,059
         11,861    ASTEC INDUSTRIES INCORPORATED+                                                                           425,810
         68,108    AXCELIS TECHNOLOGIES INCORPORATED+                                                                       399,113
         11,839    BLACK BOX CORPORATION                                                                                    568,864
         35,099    BRIGGS & STRATTON CORPORATION                                                                          1,241,452
         50,565    BROOKS AUTOMATION INCORPORATED+                                                                          720,046
          5,468    DRIL-QUIP INCORPORATED+                                                                                  387,408
         14,715    ENPRO INDUSTRIES INCORPORATED+<<                                                                         504,725
         17,592    GARDNER DENVER INCORPORATED+                                                                           1,146,998
         15,802    GLOBAL IMAGING SYSTEMS INCORPORATED+                                                                     600,160
         13,328    HYDRIL COMPANY+                                                                                        1,038,918
         35,873    IDEX CORPORATION                                                                                       1,871,494
         71,484    JLG INDUSTRIES INCORPORATED<<                                                                          2,200,992
         19,052    KAYDON CORPORATION<<                                                                                     768,939
         20,438    KOMAG INCORPORATED+<<                                                                                    972,849
         38,137    KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                 363,827
         38,422    LENNOX INTERNATIONAL INCORPORATED                                                                      1,147,281
          7,805    LINDSAY MANUFACTURING COMPANY                                                                            211,437
          9,912    LUFKIN INDUSTRIES INCORPORATED                                                                           549,521
         20,596    MANITOWOC COMPANY INCORPORATED                                                                         1,877,325
         26,496    MICROS SYSTEMS INCORPORATED+                                                                           1,220,671
         22,318    NETGEAR INCORPORATED+                                                                                    424,265
         24,922    PAXAR CORPORATION+                                                                                       487,724
         10,158    PLANAR SYSTEMS INCORPORATED+                                                                             171,873
          7,882    ROBBINS & MYERS INCORPORATED                                                                             170,251
          8,641    SCANSOURCE INCORPORATED+                                                                                 522,003
         29,351    TORO COMPANY                                                                                           1,401,510
         16,176    ULTRATECH INCORPORATED+                                                                                  395,988
         16,067    WATSCO INCORPORATED                                                                                    1,141,560
         20,079    WOODWARD GOVERNOR COMPANY                                                                                667,627

                                                                                                                         23,987,690
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.25%
         24,502    HILB, ROGAL & HAMILTON COMPANY                                                                         1,009,972
                                                                                                                    ---------------

INSURANCE CARRIERS - 3.13%
         34,953    AMERIGROUP CORPORATION+                                                                                  735,411
         29,125    CENTENE CORPORATION+                                                                                     849,576
         19,419    DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                            1,002,603
         44,320    FREMONT GENERAL CORPORATION                                                                              955,539
         14,035    INFINITY PROPERTY & CASUALTY CORPORATION                                                                 585,821
         11,711    LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                 794,591
         37,489    PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                         1,279,875
         14,547    PRESIDENTIAL LIFE CORPORATION                                                                            369,639
         21,056    PROASSURANCE CORPORATION+                                                                              1,094,912
         14,569    RLI CORPORATION                                                                                          834,804
          6,783    SCPIE HOLDINGS INCORPORATED+                                                                             166,184
         19,260    SELECTIVE INSURANCE GROUP INCORPORATED                                                                 1,020,780

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (CONTINUED)
         19,836    STEWART & STEVENSON SERVICES CORPORATION<<                                                       $       723,617
         12,329    STEWART INFORMATION SERVICES CORPORATION                                                                 580,449
         11,512    UNITED FIRE & CASUALTY COMPANY                                                                           378,745
         25,240    ZENITH NATIONAL INSURANCE CORPORATION                                                                  1,214,801

                                                                                                                         12,587,347
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.44%
         12,494    BROWN SHOE COMPANY INCORPORATED                                                                          655,685
         15,494    GENESCO INCORPORATED+<<                                                                                  602,562
         17,628    K-SWISS INCORPORATED                                                                                     531,308

                                                                                                                          1,789,555
                                                                                                                    ---------------

LEGAL SERVICES - 0.06%
          6,916    PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                   245,380
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.57%
         51,562    CHAMPION ENTERPRISES INCORPORATED+                                                                       771,367
          9,606    COACHMEN INDUSTRIES INCORPORATED                                                                         109,316
          8,363    DELTIC TIMBER CORPORATION                                                                                506,798
          4,604    SKYLINE CORPORATION                                                                                      190,514
         11,047    UNIVERSAL FOREST PRODUCTS                                                                                701,374

                                                                                                                          2,279,369
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.02%
         47,219    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                        1,062,428
          9,377    ANALOGIC CORPORATION                                                                                     620,757
         20,104    ARMOR HOLDINGS INCORPORATED+                                                                           1,171,862
         16,987    ARTHROCARE CORPORATION+<<                                                                                812,318
         15,753    BIOLASE TECHNOLOGY INCORPORATED<<                                                                        150,441
         11,803    BIOSITE INCORPORATED+<<                                                                                  612,930
          9,597    CNS INCORPORATED                                                                                         206,719
         21,065    COHERENT INCORPORATED+                                                                                   739,592
         15,271    COHU INCORPORATED                                                                                        324,051
         19,002    CONMED CORPORATION+                                                                                      363,888
         30,152    COOPER COMPANIES INCORPORATED<<                                                                        1,629,113
         14,834    CYBERONICS INCORPORATED+<<                                                                               382,272
          8,372    DATASCOPE CORPORATION                                                                                    331,196
         15,034    DJ ORTHOPEDICS INCORPORATED+                                                                             597,752
          9,990    EDO CORPORATION<<                                                                                        308,192
         17,190    ESTERLINE TECHNOLOGIES CORPORATION+                                                                      734,873
         16,996    FEI COMPANY+                                                                                             337,371
         46,796    FLIR SYSTEMS INCORPORATED+<<                                                                           1,329,474
         31,659    FOSSIL INCORPORATED+                                                                                     588,224
         18,022    HAEMONETICS CORPORATION+                                                                                 914,977
         30,728    HOLOGIC INCORPORATED+                                                                                  1,700,795
          9,601    ICU MEDICAL INCORPORATED+<<                                                                              347,460
         47,561    INPUT OUTPUT INCORPORATED+<<                                                                             461,817
         11,783    INTEGRA LIFESCIENCES HOLDINGS+<<                                                                         482,867

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
         26,118    INTERMAGNETICS GENERAL CORPORATION+                                                              $       654,256
         21,491    INVACARE CORPORATION                                                                                     667,510
         16,895    ITRON INCORPORATED+                                                                                    1,011,166
          9,719    KEITHLEY INSTRUMENTS INCORPORATED                                                                        149,284
          6,763    KENSEY NASH CORPORATION+<<                                                                               193,422
         46,620    KOPIN CORPORATION+                                                                                       233,566
         13,576    LASERSCOPE+<<                                                                                            321,072
         25,915    MENTOR CORPORATION                                                                                     1,174,209
         18,380    MERIT MEDICAL SYSTEMS INCORPORATED+                                                                      220,744
         13,074    MTS SYSTEMS CORPORATION                                                                                  546,885
         11,658    OSTEOTECH INCORPORATED+                                                                                   51,062
         11,536    PHOTON DYNAMICS INCORPORATED+                                                                            216,300
         15,612    POLYMEDICA CORPORATION                                                                                   661,324
         11,629    POSSIS MEDICAL INCORPORATED+                                                                             118,151
         50,916    RESMED INCORPORATED+<<                                                                                 2,239,286
         49,119    RESPIRONICS INCORPORATED+                                                                              1,911,220
         16,064    RUDOLPH TECHNOLOGIES INCORPORATED+<<                                                                     273,891
         17,168    SONIC SOLUTIONS+<<                                                                                       310,913
         27,435    SYBRON DENTAL SPECIALTIES INCORPORATED+                                                                1,131,419
         22,931    TELEDYNE TECHNOLOGIES INCORPORATED+                                                                      816,344
         21,719    THERAGENICS CORPORATION+                                                                                  68,632
         36,815    TRIMBLE NAVIGATION LIMITED+                                                                            1,658,516
         18,181    VEECO INSTRUMENTS INCORPORATED+<<                                                                        424,526
         21,456    VIASYS HEALTHCARE INCORPORATED+                                                                          645,397
          3,841    VITAL SIGNS INCORPORATED                                                                                 210,986
         12,520    X-RITE INCORPORATED<<                                                                                    166,266

                                                                                                                         32,287,716
                                                                                                                    ---------------

MEMBERSHIP ORGANIZATIONS - 0.12%
         27,351    TRONOX INC COMMON CLASS B+                                                                               464,693
                                                                                                                    ---------------

METAL MINING - 0.32%
         14,905    CLEVELAND CLIFFS INCORPORATED<<                                                                        1,298,524
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
         14,924    AMCOL INTERNATIONAL CORPORATION                                                                          429,811
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.64%
         10,641    DAKTRONICS INCORPORATED<<                                                                                388,397
         18,242    JAKKS PACIFIC INCORPORATED+                                                                              487,791
         31,762    K2 INCORPORATED+<<                                                                                       398,613
         10,952    LYDALL INCORPORATED+                                                                                     105,687
          8,042    RUSS BERRIE & COMPANY INCORPORATED                                                                       122,238
         23,525    SHUFFLE MASTER INCORPORATED+<<                                                                           840,783
          7,569    STANDEX INTERNATIONAL CORPORATION                                                                        239,635

                                                                                                                          2,583,144
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL - 1.25%
         19,892    CASH AMERICA INTERNATIONAL INCORPORATED                                                          $       597,158
         12,967    HANCOCK FABRICS INCORPORATED<<                                                                            47,200
         24,197    HIBBETT SPORTING GOODS INCORPORATED+                                                                     798,259
         13,770    J JILL GROUP INCORPORATED+                                                                               329,241
         15,873    JO ANN STORES INCORPORATED+<<                                                                            213,650
         18,021    LONGS DRUG STORES CORPORATION                                                                            834,012
         25,451    SPECTRUM BRANDS INCORPORATED+<<                                                                          552,796
         18,537    WORLD FUEL SERVICES CORPORATION                                                                          749,636
         32,450    ZALE CORPORATION+                                                                                        909,573

                                                                                                                          5,031,525
                                                                                                                    ---------------

MOTION PICTURES - 0.31%
         28,541    AVID TECHNOLOGY INCORPORATED+<<                                                                        1,240,392
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.10%
         17,205    ARKANSAS BEST CORPORATION                                                                                673,060
         21,268    FORWARD AIR CORPORATION                                                                                  793,084
         30,510    HEARTLAND EXPRESS INCORPORATED                                                                           664,813
         39,955    LANDSTAR SYSTEM INCORPORATED                                                                           1,762,814
         19,198    OLD DOMINION FREIGHT LINE+                                                                               517,386

                                                                                                                          4,411,157
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.22%
         18,346    FINANCIAL FEDERAL CORPORATION<<                                                                          537,538
         12,422    WORLD ACCEPTANCE CORPORATION+                                                                            340,363

                                                                                                                            877,901
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 4.52%
          9,101    ATWOOD OCEANICS INCORPORATED+                                                                            919,292
         32,935    CABOT OIL & GAS CORPORATION                                                                            1,578,551
         56,119    CIMAREX ENERGY COMPANY                                                                                 2,427,708
         52,668    HELIX ENERGY SOLUTIONS GROUP INCORPORATED+<<                                                           1,996,117
         18,104    OCEANEERING INTERNATIONAL INCORPORATED+                                                                1,037,359
         11,022    PETROLEUM DEVELOPMENT CORPORATION+                                                                       499,958
         15,969    REMINGTON OIL & GAS CORPORATION+                                                                         690,180
         14,067    SEACOR HOLDINGS INCORPORATED+<<                                                                        1,114,106
         38,323    ST. MARY LAND & EXPLORATION COMPANY<<                                                                  1,564,728
         18,403    STONE ENERGY CORPORATION+                                                                                812,124
         19,449    SWIFT ENERGY COMPANY+                                                                                    728,560
         23,504    TETRA TECH INCORPORATED+                                                                               1,105,628
         31,339    UNIT CORPORATION+                                                                                      1,747,149
         24,092    VERITAS DGC INCORPORATED+<<                                                                            1,093,536
         19,856    W-H ENERGY SERVICES INCORPORATED+                                                                        883,394

                                                                                                                         18,198,390
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.65%
         22,416    BUCKEYE TECHNOLOGIES INCORPORATED+                                                                       202,865
         19,501    CARAUSTAR INDUSTRIES INCORPORATED+                                                                       200,665

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PAPER & ALLIED PRODUCTS (CONTINUED)
         13,422    CHESAPEAKE CORPORATION                                                                           $       186,297
         10,004    NEENAH PAPER INCORPORATED                                                                                327,631
         42,987    PLAYTEX PRODUCTS INCORPORATED+                                                                           450,074
         11,049    POPE & TALBOT INCORPORATED                                                                                75,133
         21,236    ROCK-TENN COMPANY CLASS A                                                                                318,328
         10,442    SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                            250,608
          8,595    STANDARD REGISTER COMPANY                                                                                133,222
         34,751    WAUSAU PAPER CORPORATION                                                                                 492,422

                                                                                                                          2,637,245
                                                                                                                    ---------------

PERSONAL SERVICES - 0.32%
          6,294    ANGELICA CORPORATION                                                                                     129,153
         18,820    COINSTAR INCORPORATED+<<                                                                                 487,626
          3,664    CPI CORPORATION                                                                                           74,746
         14,304    G & K SERVICES INCORPORATED CLASS A                                                                      608,492

                                                                                                                          1,300,017
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.03%
         12,308    ELKCORP                                                                                                  415,395
         38,074    FRONTIER OIL CORPORATION                                                                               2,259,692
         28,545    HEADWATERS INCORPORATED+<<                                                                             1,135,806
         11,310    WD-40 COMPANY                                                                                            348,913

                                                                                                                          4,159,806
                                                                                                                    ---------------

PHARMACEUTICALS - 0.05%
         41,462    SAVIENT PHARMACEUTICALS INCORPORATED+                                                                    220,992
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 3.44%
         21,061    ALERIS INTERNATIONAL INCORPORATED+                                                                     1,012,402
         29,361    BELDEN CDT INCORPORATED                                                                                  799,500
         13,026    BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                 257,263
         14,918    CARPENTER TECHNOLOGY CORPORATION<<                                                                     1,410,049
         15,477    CENTURY ALUMINUM COMPANY+                                                                                656,999
         15,453    CHAPARRAL STEEL COMPANY+                                                                               1,003,209
         14,771    CURTISS-WRIGHT CORPORATION                                                                               977,840
         20,762    LONE STAR TECHNOLOGIES INCORPORATED+                                                                   1,150,422
         29,202    MAVERICK TUBE CORPORATION+<<                                                                           1,547,414
         24,820    MUELLER INDUSTRIES INCORPORATED                                                                          885,826
         15,192    NS GROUP INCORPORATED+                                                                                   699,288
         17,052    QUANEX CORPORATION<<                                                                                   1,136,175
         15,599    RTI INTERNATIONAL METALS INCORPORATED+<<                                                                 855,605
          7,543    STEEL TECHNOLOGIES INCORPORATED                                                                          183,295
         15,634    TEXAS INDUSTRIES INCORPORATED                                                                            945,701
         18,856    TREDEGAR CORPORATION                                                                                     299,999
         10,187    WOLVERINE TUBE INCORPORATED+                                                                              40,952

                                                                                                                         13,861,939
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.44%
         22,288    BOWNE & COMPANY INCORPORATED                                                                     $       371,541
          7,972    CONSOLIDATED GRAPHICS INCORPORATED+                                                                      415,500
         19,083    JOHN H. HARLAND COMPANY                                                                                  749,962
          7,423    THOMAS NELSON INCORPORATED                                                                               217,123

                                                                                                                          1,754,126
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.30%
         49,734    KANSAS CITY SOUTHERN+<<                                                                                1,228,430
                                                                                                                    ---------------

REAL ESTATE - 0.65%
         15,567    MERITAGE CORPORATION+                                                                                    855,562
         38,281    NEW CENTURY FINANCIAL CORPORATION                                                                      1,761,692

                                                                                                                          2,617,254
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.18%
         35,216    LEXINGTON CORPORATE PROPERTIES TRUST<<                                                                   734,254
                                                                                                                    ---------------

RETAIL, TRADE & SERVICES - 0.41%
         35,800    MEN'S WEARHOUSE INCORPORATED                                                                           1,286,652
         24,900    STRIDE RITE CORPORATION                                                                                  360,552

                                                                                                                          1,647,204
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.13%
         20,878    A. SCHULMAN INCORPORATED<<                                                                               516,731
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.78%
         28,612    INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                              1,424,878
         41,074    LABRANCHE & COMPANY INCORPORATED+<<                                                                      649,380
         14,036    PIPER JAFFRAY COMPANIES INCORPORATED+                                                                    771,980
         10,741    SWS GROUP INCORPORATED                                                                                   280,877

                                                                                                                          3,127,115
                                                                                                                    ---------------

SOFTWARE - 0.14%
          9,267    EPIQ SYSTEMS INCORPORATED+                                                                               176,073
         12,107    MANTECH INTERNATIONAL CORPORATION CLASS A+                                                               402,195

                                                                                                                            578,268
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.29%
         18,847    APOGEE ENTERPRISES INCORPORATED                                                                          318,137
         13,512    CARBO CERAMICS INCORPORATED<<                                                                            768,968
          9,469    LIBBEY INCORPORATED                                                                                       67,041

                                                                                                                          1,154,146
                                                                                                                    ---------------

TELEPHONE SERVICES - 0.13%
         14,803    COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED                                                          509,963
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS - 0.65%
         21,504    ALBANY INTERNATIONAL CORPORATION CLASS A                                                                 819,087
         32,496    INTERFACE INCORPORATED+                                                                                  448,770

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TEXTILE MILL PRODUCTS (CONTINUED)
          9,903    OXFORD INDUSTRIES INCORPORATED                                                                   $       506,340
         38,529    WOLVERINE WORLD WIDE INCORPORATED                                                                        852,647

                                                                                                                          2,626,844
                                                                                                                    ---------------

TOBACCO PRODUCTS - 0.07%
         59,037    ALLIANCE ONE INTERNATIONAL INCORPORATED                                                                  286,920
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.77%
         15,825    BRISTOW GROUP INCORPORATED+                                                                              488,993
         22,084    EGL INCORPORATED+<<                                                                                      993,780
         24,519    FRONTIER AIRLINES INCORPORATED+<<                                                                        188,796
         23,685    MESA AIR GROUP INCORPORATED+<<                                                                           270,957
         39,205    SKYWEST INCORPORATED                                                                                   1,147,530

                                                                                                                          3,090,056
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.70%
         24,067    AAR CORPORATION+<<                                                                                       685,428
          8,659    ARCTIC CAT INCORPORATED                                                                                  208,336
         34,957    CLARCOR INCORPORATED                                                                                   1,244,469
         43,212    FLEETWOOD ENTERPRISES INCORPORATED+<<                                                                    482,678
         37,325    GENCORP INCORPORATED+<<                                                                                  767,029
         14,333    GROUP 1 AUTOMOTIVE INCORPORATED                                                                          681,391
         18,023    MONACO COACH CORPORATION                                                                                 241,508
         49,869    OSHKOSH TRUCK CORPORATION                                                                              3,103,847
         28,154    POLARIS INDUSTRIES INCORPORATED<<                                                                      1,536,082
          8,000    STANDARD MOTOR PRODUCTS INCORPORATED<<                                                                    71,040
         15,505    SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                           300,177
         10,781    TRIUMPH GROUP INCORPORATED+                                                                              477,167
         21,086    WABASH NATIONAL CORPORATION                                                                              416,448
         22,241    WINNEBAGO INDUSTRIES INCORPORATED<<                                                                      674,792

                                                                                                                         10,890,392
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.18%
         13,686    HUB GROUP INCORPORATED CLASS A+                                                                          623,808
         11,959    PEGASUS SOLUTIONS INCORPORATED+                                                                          112,534

                                                                                                                            736,342
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.30%
         17,840    KIRBY CORPORATION+                                                                                     1,215,082
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.53%
         25,811    HAIN CELESTIAL GROUP INCORPORATED+                                                                       675,990
         21,199    MYERS INDUSTRIES INCORPORATED                                                                            338,972
          8,961    NASH FINCH COMPANY<<                                                                                     267,934
         23,223    PERFORMANCE FOOD GROUP COMPANY+<<                                                                        724,325
         15,547    SCHOOL SPECIALTY INCORPORATED+<<                                                                         536,372
         22,650    TRACTOR SUPPLY COMPANY+                                                                                1,502,601

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE NON-DURABLE GOODS (CONTINUED)
         28,427    UNITED NATURAL FOODS INCORPORATED+<<                                                             $       994,092
         21,399    UNITED STATIONERS INCORPORATED+                                                                        1,136,287

                                                                                                                          6,176,573
                                                                                                                    ---------------
WHOLESALE TRADE DURABLE GOODS - 2.73%
          6,605    AM CASTLE & COMPANY                                                                                      194,848
         16,552    APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                             738,219
         11,947    BARNES GROUP INCORPORATED                                                                                483,854
         19,591    BUILDING MATERIALS HOLDINGS CORPORATION<<                                                                698,223
         14,005    DIGI INTERNATIONAL INCORPORATED+                                                                         163,438
         10,161    DREW INDUSTRIES INCORPORATED+                                                                            361,224
         32,530    INSIGHT ENTERPRISES INCORPORATED+                                                                        715,985
         16,200    KAMAN CORPORATION CLASS A                                                                                407,592
         38,945    KNIGHT TRANSPORTATION INCORPORATED<<                                                                     769,164
          3,110    LAWSON PRODUCTS INCORPORATED                                                                             127,323
          9,421    LENOX GROUP INCORPORATED+                                                                                123,415
         31,236    LKQ CORPORATION+                                                                                         650,021
         27,037    OWENS & MINOR INCORPORATED                                                                               886,002
         36,701    PEP BOYS-MANNY, MOE & JACK                                                                               554,552
         21,311    RELIANCE STEEL & ALUMINUM COMPANY                                                                      2,001,529
         17,100    RYERSON INCORPORATED                                                                                     457,596
         35,643    SCP POOL CORPORATION                                                                                   1,671,990

                                                                                                                         11,004,975
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $267,377,376)                                                                                 394,221,664
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 19.88%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
         27,648    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    27,648
         20,949    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           20,949

                                                                                                                             48,597
                                                                                                                    ---------------

PRINCIPAL                                                                              INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 19.87%
$       289,790    AMERICAN GENERAL FINANCE CORPORATION+/-                                4.78%       04/13/2007            289,909
        120,649    APRECO LLC                                                             4.62        05/15/2006            119,975
        264,063    APRECO LLC                                                             4.94        06/15/2006            261,462
        160,995    ASPEN FUNDING CORPORATION                                              4.92        04/03/2006            160,995
      1,609,946    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                        4.62        11/03/2006          1,609,946
        181,248    ATLAS CAPITAL FUNDING LIMITED                                          4.80        04/17/2006            180,912
        386,387    ATLAS CAPITAL FUNDING LIMITED                                          4.62        05/15/2006            384,227
        804,973    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.80        10/20/2006            804,973
        804,973    ATLAS CAPITAL FUNDING LIMITED+/-                                       4.80        12/22/2006            804,973
        128,796    ATOMIUM FUNDING CORPORATION                                            4.53        04/12/2006            128,642
        111,698    BETA FINANCE INCORPORATED SERIES MTN+/-                                4.88        06/02/2006            111,713
     16,035,058    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $16,041,646)                                           4.93        04/03/2006         16,035,058

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       477,961    BUCKINGHAM CDO LLC++                                                   4.60%       04/06/2006    $       477,769
      1,566,992    BUCKINGHAM CDO LLC                                                     4.82        04/21/2006          1,563,263
        804,973    BUCKINGHAM CDO LLC                                                     4.82        04/25/2006            802,630
        837,172    BUCKINGHAM II CDO LLC++                                                4.83        04/25/2006            834,736
      3,219,891    BUCKINGHAM II CDO LLC                                                  4.83        04/26/2006          3,210,103
        965,967    CAIRN HIGH GRADE FUNDING I                                             4.59        04/06/2006            965,581
         77,277    CAIRN HIGH GRADE FUNDING I                                             4.71        04/26/2006             77,042
      1,352,354    CAIRN HIGH GRADE FUNDING I                                             4.83        04/27/2006          1,348,067
        804,973    CAIRN HIGH GRADE FUNDING I++                                           4.83        05/02/2006            801,890
        418,586    CAIRN HIGH GRADE FUNDING I                                             4.77        05/10/2006            416,526
      1,619,122    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.78        04/05/2006          1,618,701
        444,345    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.69        05/08/2006            442,274
        143,189    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.70        05/10/2006            142,484
        643,978    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.72        05/12/2006            640,636
        321,989    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.90        06/07/2006            319,165
        856,974    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    4.92        06/12/2006            848,876
      1,770,940    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.72        04/12/2006          1,770,940
        321,989    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.75        04/18/2007            321,989
      1,133,402    CONSOLIDATED EDISON INCORPORATED                                       4.90        04/03/2006          1,133,402
         80,497    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                       4.81        04/13/2006             80,391
        998,166    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                     4.92        05/04/2006            997,667
        804,973    CULLINAN FINANCE CORPORATION+/-                                        4.71        11/15/2006            804,941
        643,978    DEER VALLEY FUNDING LLC++                                              4.51        04/10/2006            643,379
        822,843    DEER VALLEY FUNDING LLC                                                4.81        04/17/2006            821,321
      1,961,783    DEER VALLEY FUNDING LLC                                                4.83        04/19/2006          1,957,624
        418,586    DEER VALLEY FUNDING LLC                                                4.80        05/03/2006            416,924
      1,609,946    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,610,595)                                            4.84        04/03/2006          1,609,946
      1,541,974    EIFFEL FUNDING LLC                                                     4.91        04/03/2006          1,541,974
         96,597    EIFFEL FUNDING LLC                                                     4.78        04/17/2006             96,418
      1,159,837    EUREKA SECURITIZATION INCORPORATED                                     4.88        05/16/2006          1,153,203
         26,532    GALLEON CAPITAL LLC                                                    4.65        04/03/2006             26,532
         48,298    GEMINI SECURITIZATION INCORPORATED                                     4.90        05/24/2006             47,969
        772,774    GOLDMAN SACHS GROUP INCORPORATED+/-                                    4.97        06/30/2006            772,774
      2,307,052    HARRIER FINANCE FUNDING LLC                                            4.62        04/03/2006          2,307,052
        515,183    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.03        06/06/2006            515,183
      6,465,856    JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $6,468,512)                                            4.93        04/03/2006          6,465,856
         41,859    K2 (USA) LLC                                                           4.63        05/02/2006             41,698
        148,920    K2 (USA) LLC SERIES MTN+/-                                             4.87        07/24/2006            148,957
        482,984    KAUPTHING BANK HF SERIES MTN+/-++                                      4.84        03/20/2007            482,887
         64,398    KLIO II FUNDING CORPORATION                                            4.58        04/05/2006             64,381
         77,599    KLIO III FUNDING CORPORATION                                           4.69        04/19/2006             77,435
         32,199    LEXINGTON PARKER CAPITAL CORPORATION                                   4.62        05/02/2006             32,076
        122,227    LEXINGTON PARKER CAPITAL CORPORATION                                   4.69        05/10/2006            121,626
        804,973    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                 4.81        05/26/2006            805,021
         64,398    LINKS FINANCE LLC SERIES MTN1+/-                                       4.68        09/12/2006             64,398

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       193,193    LIQUID FUNDING LIMITED+/-                                               4.94%      04/24/2006    $       193,201
        740,575    LIQUID FUNDING LIMITED+/-                                               4.71       08/14/2006            740,575
        482,984    LIQUID FUNDING LIMITED+/-                                               4.61       12/01/2006            482,984
        193,193    LIQUID FUNDING LIMITED SERIES MTN+/-                                    4.83       02/20/2007            193,184
        321,989    MBIA GLOBAL FUNDING LLC+/-                                              4.78       02/20/2007            321,970
      1,617,995    MERRILL LYNCH & COMPANY SERIES MTN+/-                                   4.80       10/27/2006          1,619,209
        965,967    MORGAN STANLEY+/-                                                       4.94       10/10/2006            965,967
        148,920    MORGAN STANLEY SERIES EXL+/-                                            4.78       08/13/2010            148,960
        554,433    MORTGAGE INTEREST NET TRUST                                             4.68       04/03/2006            554,433
        727,695    MORTGAGE INTEREST NET TRUST                                             4.78       05/03/2006            724,806
         32,199    NATIONWIDE BUILDING SOC+/-                                              4.74       07/21/2006             32,214
        710,083    NEWPORT FUNDING CORPORATION                                             4.92       04/03/2006            710,083
        974,951    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                               4.78       04/03/2006            974,951
      1,126,962    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                 4.68       04/04/2006          1,126,815
        143,543    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                 4.93       06/26/2006            141,915
         61,178    NORDEA NORTH AMERICA INCORPORATED                                       4.89       05/15/2006             60,836
      1,698,493    NORTHERN ROCK PLC+/-                                                    4.63       04/21/2006          1,698,255
        127,282    NORTHERN ROCK PLC                                                       4.69       04/24/2006            126,928
      1,609,946    NORTHERN ROCK PLC+/-                                                    4.66       02/05/2007          1,609,962
        130,245    RACERS TRUST 2004-6-MM+/-                                               4.79       05/22/2006            130,263
         32,199    SCALDIS CAPITAL LIMITED                                                 4.93       06/15/2006             31,882
        128,796    TANGO FINANCE CORPORATION                                               4.95       06/21/2006            127,423
        372,316    TANGO FINANCE CORPORATION SERIES MTN+/-                                 4.87       10/25/2006            372,439
        186,142    TRAVELERS INSURANCE COMPANY+/-                                          4.77       02/09/2007            186,138
        804,973    UNICREDITO ITALIANO SERIES LIB+/-                                       4.70       03/09/2007            804,925
        804,973    UNICREDITO ITALIANO SERIES YCD+/-                                       4.47       04/03/2006            804,973
      1,223,559    US BANK NA SERIES BKNT+/-                                               4.66       07/28/2006          1,223,595
        321,989    WHISTLEJACKET CAPITAL LIMITED+/-                                        4.65       06/09/2006            321,989
         32,199    WHITE PINE FINANCE LLC                                                  4.64       04/18/2006             32,135
        160,995    WHITE PINE FINANCE LLC                                                  4.82       05/05/2006            160,309
        131,436    WHITE PINE FINANCE LLC                                                  4.84       05/25/2006            130,523
         98,915    WHITE PINE FINANCE LLC                                                  4.93       06/20/2006             97,874
        849,697    WHITE PINE FINANCE LLC                                                  4.93       06/22/2006            840,520
        804,973    WHITE PINE FINANCE LLC+/-                                               4.70       07/17/2006            804,973
        772,774    WHITE PINE FINANCE LLC SERIES MTN1+/-                                   4.81       06/12/2006            772,843

                                                                                                                         79,996,544
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $80,045,141)                                                               80,045,141
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 1.55%

SHARES

MUTUAL FUND - 1.45%
      5,844,883    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                             5,844,883
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
US TREASURY BILLS - 0.10%
$        85,000    US TREASURY BILL^#                                                     4.16%       05/11/2006    $        84,606
        315,000    US TREASURY BILL^#                                                     4.48        08/10/2006            309,885

                                                                                                                            394,491

                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,239,455)                                                                            6,239,374
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $353,661,972)*                                        119.31%                                                 $   480,506,179

OTHER ASSETS AND LIABILITIES, NET                           (19.31)                                                     (77,780,827)
                                                            ------                                                  ---------------
TOTAL NET ASSETS                                            100.00%                                                 $   402,725,352
                                                            ======                                                  ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,844,883.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.64%

APPAREL & ACCESSORY STORES - 1.83%
        136,000    CARTER'S INCORPORATED+                                                                           $     9,178,640
      1,451,600    WET SEAL INCORPORATED CLASS A+                                                                         9,653,140

                                                                                                                         18,831,780
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.83%
        615,400    QUIKSILVER INCORPORATED+                                                                               8,529,444
                                                                                                                    ---------------

BUSINESS SERVICES - 16.15%
        408,500    ACCESS INTEGRATED TECHNOLOGIES INCORPORATED+                                                           5,249,225
        145,400    ADMINISTAFF INCORPORATED                                                                               7,903,944
        664,400    CNET NETWORKS INCORPORATED+                                                                            9,441,124
        474,500    COGENT INCORPORATED+<<                                                                                 8,702,330
        892,500    EPICOR SOFTWARE CORPORATION+                                                                          11,986,275
        581,500    GERBER SCIENTIFIC INCORPORATED                                                                         6,012,710
        557,100    HUDSON HIGHLAND GROUP INCORPORATED+                                                                   10,551,474
        238,250    HYPERION SOLUTIONS CORPORATION+                                                                        7,766,950
      1,169,200    LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                  9,248,372
        207,600    MARCHEX INCORPORATED CLASS B+                                                                          4,463,400
        803,200    OPSWARE INCORPORATED+                                                                                  6,883,424
        837,040    PARAMETRIC TECHNOLOGY CORPORATION+                                                                    13,668,863
        421,800    PDF SOLUTIONS INCORPORATED+                                                                            7,980,456
        338,600    PERFICIENT INCORPORATED+                                                                               3,931,146
        782,000    QUEST SOFTWARE INCORPORATED+                                                                          13,059,400
      1,269,200    TIBCO SOFTWARE INCORPORATED+<<                                                                        10,610,512
        470,500    ULTIMATE SOFTWARE GROUP INCORPORATED+                                                                 12,162,425
        164,100    WEBEX COMMUNICATIONS INCORPORATED+                                                                     5,525,247
        427,400    WITNESS SYSTEMS INCORPORATED+                                                                         10,855,960

                                                                                                                        166,003,237
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 9.55%
        423,300    ALKERMES INCORPORATED+                                                                                 9,333,765
        567,300    CARDIOME PHARMA CORPORATION+                                                                           7,204,710
        425,300    CONNECTICS CORPORATION+                                                                                7,200,329
        543,000    ENCYSIVE PHARMACEUTICALS INCORPORATED+                                                                 2,655,270
        728,400    GENITOPE CORPORATION+                                                                                  6,337,080
        183,350    NEUROCRINE BIOSCIENCES INCORPORATED+                                                                  11,833,409
        328,400    NUVELO INCORPORATED+<<                                                                                 5,852,088
        515,200    ONYX PHARMACEUTICALS INCORPORATED+                                                                    13,529,152
        349,800    PDL BIOPHARMA INCORPORATED+<<                                                                         11,473,440
        997,500    SANTARUS INCORPORATED+<<                                                                               7,451,325
        599,900    SOLEXA INCORPORATED+<<                                                                                 5,987,002
        427,300    ZYMOGENETICS INCORPORATED+                                                                             9,238,226

                                                                                                                         98,095,796
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS - 1.07%
        176,500    CHINA GRENTECH CORPORATION LIMITED ADR+                                                          $     3,018,150
      1,587,200    EXTREME NETWORKS INCORPORATED+                                                                         7,967,744

                                                                                                                         10,985,894
                                                                                                                    ---------------

COMPUTER SOFTWARE & SERVICES - 0.20%
        164,700    NESS TECHNOLOGIES INCORPORATED+                                                                        2,073,573
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.47%
        276,500    MORTON'S RESTAURANT GROUP INCORPORATED+                                                                4,805,570
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 0.73%
        253,500    CLEAN HARBORS INCORPORATED+                                                                            7,521,345
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 12.80%
        873,300    ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+<<                                                         9,955,620
        523,300    ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                               7,394,229
        242,300    ATHEROS COMMUNICATIONS INCORPORATED+                                                                   6,345,837
        281,300    DSP GROUP INCORPORATED+                                                                                8,160,513
      1,227,600    INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                            18,242,136
        516,600    MATTSON TECHNOLOGY INCORPORATED+                                                                       6,199,200
        147,300    NICE SYSTEMS LIMITED SPONSORED ADR+                                                                    7,506,408
        211,200    ON TRACK INNOVATIONS LIMITED+<<                                                                        2,650,560
        599,400    OPENWAVE SYSTEMS INCORPORATED+                                                                        12,935,052
        372,100    OSI SYSTEMS INCORPORATED+                                                                              7,862,473
      1,176,700    PMC-SIERRA INCORPORATED+<<                                                                            14,461,643
        412,400    RADYNE COMSTREAME INCORPORATED+                                                                        6,586,028
        447,500    TEKELEC+                                                                                               6,188,925
        305,100    TESSERA TECHNOLOGIES INCORPORATED+                                                                     9,787,608
        260,100    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                7,303,608

                                                                                                                        131,579,840
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 5.46%
        219,200    CORE LABORATORIES NV+                                                                                 10,422,960
        305,000    DIGITAS INCORPORATED+                                                                                  4,392,000
        214,700    GEN-PROBE INCORPORATED+<<                                                                             11,834,264
        480,100    KERYX BIOPHARMACEUTICALS INCORPORATED+                                                                 9,174,711
        177,100    LIFECELL CORPORATION+                                                                                  3,993,605
        260,200    PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                        9,005,522
        261,100    SYMYX TECHNOLOGIES INCORPORATED+                                                                       7,242,914

                                                                                                                         56,065,976
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.90%
        154,100    NCI BUILDING SYSTEMS INCORPORATED+<<                                                                   9,210,557
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 0.33%
        153,100    ALTUS PHARMACEUTICALS INCORPORATED+                                                                    3,357,483
                                                                                                                    ---------------

FURNITURE & FIXTURES - 1.06%
        643,200    LA-Z-BOY INCORPORATED                                                                                 10,934,400
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
GENERAL MERCHANDISE STORES - 1.89%
        645,700    BIG LOTS INCORPORATED+                                                                           $     9,013,972
        154,600    BON TON STORES INCORPORATED<<                                                                          5,001,310
        370,100    RETAIL VENTURES INCORPORATED+                                                                          5,425,666

                                                                                                                         19,440,948
                                                                                                                    ---------------

HEALTH SERVICES - 2.72%
        258,500    COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                 9,344,775
      1,085,900    HUMAN GENOME SCIENCES INCORPORATED+<<                                                                 11,803,733
        430,600    VALEANT PHARMACEUTICALS INTERNATIONAL                                                                  6,825,010

                                                                                                                         27,973,518
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.39%
        362,800    CAPITAL LEASE FUNDING INCORPORATED                                                                     4,023,452
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.58%
        548,600    KNOLL INCORPORATED                                                                                    11,696,152
        798,500    RESTORATION HARDWARE INCORPORATED+                                                                     4,543,465

                                                                                                                         16,239,617
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.70%
        157,600   GAYLORD ENTERTAINMENT COMPANY+                                                                          7,151,888
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.09%
        715,300    NUANCE COMMUNICATIONS INCORPORATED+                                                                    8,447,693
        114,300    RACKABLE SYSTEMS INCORPORATED+<<                                                                       6,040,755
        481,100    SIGMA DESIGNS INCORPORATED+<<                                                                          7,019,249

                                                                                                                         21,507,697
                                                                                                                    ---------------

INSURANCE CARRIERS - 1.40%
        318,600    AXIS CAPITAL HOLDINGS LIMITED                                                                          9,526,140
        259,100    HEALTHSPRING INCORPORATED+<<                                                                           4,821,851

                                                                                                                         14,347,991
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 10.98%
        237,500    COHERENT INCORPORATED+<<                                                                               8,338,625
        202,200    DEXCOM INCORPORATED+<<                                                                                 4,098,594
        306,100    ESTERLINE TECHNOLOGIES CORPORATION+                                                                   13,085,775
        223,300    FORMFACTOR INCORPORATED+                                                                               8,780,156
        456,900    ILLUMINA INCORPORATED+                                                                                10,851,375
        768,500    INPUT OUTPUT INCORPORATED+<<                                                                           7,462,135
        264,500    INTEGRA LIFESCIENCES HOLDINGS+                                                                        10,839,210
      1,487,500    LTX CORPORATION+                                                                                       8,032,500
        240,000    NEXTEST SYSTEMS CORPORATION+                                                                           3,890,400
        155,900    NOVATEL INCORPORATED+                                                                                  5,748,033
        225,000    NUCRYST PHARMACEUTICALS CORPORATION+                                                                   2,335,500
        332,700    RUDOLPH TECHNOLOGIES INCORPORATED+                                                                     5,672,535
         94,200    SONOSITE INCORPORATED+                                                                                 3,828,288

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                      VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
        674,100    THORATEC LABS CORPORATION+                                                                       $    12,989,907
        348,600    WRIGHT MEDICAL GROUP INCORPORATED+                                                                     6,884,850

                                                                                                                        112,837,883
                                                                                                                    ---------------

METAL MINING - 1.17%
        784,700    NOVAGOLD RESOURCES INCORPORATED+<<                                                                    12,005,910
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 3.36%
        320,900    AC MOORE ARTS & CRAFTS INCORPORATED+                                                                   5,904,560
        397,900    CKX INCORPORATED+                                                                                      5,200,553
        480,500    DOLLAR TREE STORES INCORPORATED+<<                                                                    13,295,435
        249,800    WORLD FUEL SERVICES CORPORATION                                                                       10,101,912

                                                                                                                         34,502,460
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.37%
        566,311    CAPITALSOURCE INCORPORATED<<                                                                          14,089,818
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 5.54%
        272,400    BASIC ENERGY SERVICES INCORPORATED+                                                                    8,117,520
        385,700    BOIS D' ARC ENERGY INCORPORATED+                                                                       6,421,905
        248,800    BRONCO DRILLING COMPANY INCORPORATED+                                                                  6,543,440
      1,001,500    PETROHAWK ENERGY CORPORATION+                                                                         13,720,550
        231,500    PIONEER NATURAL RESOURCES COMPANY<<                                                                   10,243,875
        799,000    WARREN RESOURCES INCORPORATED+<<                                                                      11,905,100

                                                                                                                         56,952,390
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 1.84%
        125,500    CHAPARRAL STEEL COMPANY+                                                                               8,147,460
        196,900    RTI INTERNATIONAL METALS INCORPORATED+<<                                                              10,799,965

                                                                                                                         18,947,425
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.65%
        217,800    GENESEE & WYOMING INCORPORATED+                                                                        6,682,104
                                                                                                                    ---------------

SOCIAL SERVICES - 0.57%
        179,900    PROVIDENCE SERVICE CORPORATION+                                                                        5,850,348
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.26%
        233,800    APOGEE ENTERPRISES INCORPORATED                                                                        3,946,544
        621,700    US CONCRETE INCORPORATED+                                                                              8,989,782
                                                                                                                         12,936,326
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS - 1.31%
        262,400    OXFORD INDUSTRIES INCORPORATED                                                                        13,416,512
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 2.43%
        120,300    ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                             5,666,130
        182,300    CHC HELICOPTER CORPORATION                                                                             4,639,535

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION BY AIR (CONTINUED)
        527,600    REPUBLIC AIRWAYS HOLDINGS INCORPORATED+<<                                                        $     7,813,756
        170,500    US AIRWAYS GROUP INCORPORATED+<<                                                                       6,820,000

                                                                                                                         24,939,421
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 0.63%
        336,700    COMMERCIAL VEHICLE GROUP INCORPORATED+                                                                 6,468,007
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.64%
        246,600    HERBALIFE LIMITED+                                                                                     8,327,682
        286,100    NASH FINCH COMPANY                                                                                     8,554,390

                                                                                                                         16,882,072
                                                                                                                    ---------------

WHOLESALE TRADE DURABLE GOODS - 2.74%
        367,500    AVNET INCORPORATED+                                                                                    9,327,150
        318,900    CYTYC CORPORATION+<<                                                                                   8,986,602
        470,900    LKQ CORPORATION+                                                                                       9,799,429

                                                                                                                         28,113,181
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $820,281,439)                                                                               1,003,303,863
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 10.04%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
         35,616    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    35,616
         26,987    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           26,987

                                                                                                                             62,603
                                                                                                                    ---------------

PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 10.03%
$       373,305    AMERICAN GENERAL FINANCE CORPORATION+/-                                 4.78%       04/13/2007   $       373,458
        155,419    APRECO LLC                                                              4.62        05/15/2006           154,551
        340,164    APRECO LLC                                                              4.94        06/15/2006           336,813
        207,392    ASPEN FUNDING CORPORATION                                               4.92        04/03/2006           207,392
      2,073,918    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                         4.62        11/03/2006         2,073,918
        233,482    ATLAS CAPITAL FUNDING LIMITED                                           4.80        04/17/2006           233,050
        497,740    ATLAS CAPITAL FUNDING LIMITED                                           4.62        05/15/2006           494,958
      1,036,959    ATLAS CAPITAL FUNDING LIMITED+/-                                        4.80        10/20/2006         1,036,959
      1,036,959    ATLAS CAPITAL FUNDING LIMITED+/-                                        4.80        12/22/2006         1,036,959
        165,913    ATOMIUM FUNDING CORPORATION                                             4.53        04/12/2006           165,716
        143,888    BETA FINANCE INCORPORATED SERIES MTN+/-                                 4.88        06/02/2006           143,907
     20,656,225    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $20,664,711)                                            4.93        04/03/2006        20,656,225
        615,705    BUCKINGHAM CDO LLC++                                                    4.60        04/06/2006           615,459
      2,018,586    BUCKINGHAM CDO LLC                                                      4.82        04/21/2006         2,013,782
      1,036,959    BUCKINGHAM CDO LLC                                                      4.82        04/25/2006         1,033,942
      1,078,437    BUCKINGHAM II CDO LLC++                                                 4.83        04/25/2006         1,075,299
      4,147,836    BUCKINGHAM II CDO LLC                                                   4.83        04/26/2006         4,135,227

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,244,351    CAIRN HIGH GRADE FUNDING I                                             4.59%       04/06/2006    $     1,243,853
         99,548    CAIRN HIGH GRADE FUNDING I                                             4.71        04/26/2006             99,245
      1,742,091    CAIRN HIGH GRADE FUNDING I                                             4.83        04/27/2006          1,736,569
      1,036,959    CAIRN HIGH GRADE FUNDING I++                                           4.83        05/02/2006          1,032,988
        539,219    CAIRN HIGH GRADE FUNDING I                                             4.77        05/10/2006            536,566
      2,085,740    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.78        04/05/2006          2,085,197
        572,401    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.69        05/08/2006            569,734
        184,454    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.70        05/10/2006            183,547
        829,567    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.72        05/12/2006            825,262
        414,784    CEDAR SPRINGS CAPITAL COMPANY LLC                                      4.90        06/07/2006            411,146
      1,103,947    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    4.92        06/12/2006          1,093,514
      2,281,310    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.72        04/12/2006          2,281,310
        414,784    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   4.75        04/18/2007            414,784
      1,460,038    CONSOLIDATED EDISON INCORPORATED                                       4.90        04/03/2006          1,460,038
        103,696    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                       4.81        04/13/2006            103,559
      1,285,829    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                     4.92        05/04/2006          1,285,186
      1,036,959    CULLINAN FINANCE CORPORATION+/-                                        4.71        11/15/2006          1,036,918
        829,567    DEER VALLEY FUNDING LLC++                                              4.51        04/10/2006            828,796
      1,059,980    DEER VALLEY FUNDING LLC                                                4.81        04/17/2006          1,058,019
      2,527,152    DEER VALLEY FUNDING LLC                                                4.83        04/19/2006          2,521,795
        539,219    DEER VALLEY FUNDING LLC                                                4.80        05/03/2006            537,078
      2,073,918    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $2,074,754)                                            4.84        04/03/2006          2,073,918
      1,986,357    EIFFEL FUNDING LLC                                                     4.91        04/03/2006          1,986,357
        124,435    EIFFEL FUNDING LLC                                                     4.78        04/17/2006            124,205
      1,494,092    EUREKA SECURITIZATION INCORPORATED                                     4.88        05/16/2006          1,485,546
         34,178    GALLEON CAPITAL LLC                                                    4.65        04/03/2006             34,178
         62,218    GEMINI SECURITIZATION INCORPORATED                                     4.90        05/24/2006             61,794
        995,481    GOLDMAN SACHS GROUP INCORPORATED+/-                                    4.97        06/30/2006            995,481
      2,971,925    HARRIER FINANCE FUNDING LLC                                            4.62        04/03/2006          2,971,925
        663,654    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.03        06/06/2006            663,654
      8,329,260    JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $8,332,682)                                            4.93        04/03/2006          8,329,260
         53,922    K2 (USA) LLC                                                           4.63        05/02/2006             53,715
        191,837    K2 (USA) LLC SERIES MTN+/-                                             4.87        07/24/2006            191,885
        622,175    KAUPTHING BANK HF SERIES MTN+/-++                                      4.84        03/20/2007            622,051
         82,957    KLIO II FUNDING CORPORATION                                            4.58        04/05/2006             82,935
         99,963    KLIO III FUNDING CORPORATION                                           4.69        04/19/2006             99,751
         41,478    LEXINGTON PARKER CAPITAL CORPORATION                                   4.62        05/02/2006             41,320
        157,452    LEXINGTON PARKER CAPITAL CORPORATION                                   4.69        05/10/2006            156,677
      1,036,959    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                 4.81        05/26/2006          1,037,021
         82,957    LINKS FINANCE LLC SERIES MTN1+/-                                       4.68        09/12/2006             82,958
        248,870    LIQUID FUNDING LIMITED+/-                                              4.94        04/24/2006            248,880
        954,002    LIQUID FUNDING LIMITED+/-                                              4.71        08/14/2006            954,002
        622,175    LIQUID FUNDING LIMITED+/-                                              4.61        12/01/2006            622,175
        248,870    LIQUID FUNDING LIMITED SERIES MTN+/-                                   4.83        02/20/2007            248,858
        414,784    MBIA GLOBAL FUNDING LLC+/-                                             4.78        02/20/2007            414,759

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                      INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,084,288    MERRILL LYNCH & COMPANY SERIES MTN+/-                                  4.80%       10/27/2006    $     2,085,851
      1,244,351    MORGAN STANLEY+/-                                                      4.94        10/10/2006          1,244,351
        191,837    MORGAN STANLEY SERIES EXL+/-                                           4.78        08/13/2010            191,889
        714,216    MORTGAGE INTEREST NET TRUST                                            4.68        04/03/2006            714,216
        937,411    MORTGAGE INTEREST NET TRUST                                            4.78        05/03/2006            933,690
         41,478    NATIONWIDE BUILDING SOC+/-                                             4.74        07/21/2006             41,498
        914,722    NEWPORT FUNDING CORPORATION                                            4.92        04/03/2006            914,722
      1,255,923    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              4.78        04/03/2006          1,255,923
      1,451,743    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.68        04/04/2006          1,451,554
        184,911    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                4.93        06/26/2006            182,814
         78,809    NORDEA NORTH AMERICA INCORPORATED                                      4.89        05/15/2006             78,368
      2,187,984    NORTHERN ROCK PLC+/-                                                   4.63        04/21/2006          2,187,677
        163,964    NORTHERN ROCK PLC                                                      4.69        04/24/2006            163,508
      2,073,918    NORTHERN ROCK PLC+/-                                                   4.66        02/05/2007          2,073,939
        167,780    RACERS TRUST 2004-6-MM+/-                                              4.79        05/22/2006            167,804
         41,478    SCALDIS CAPITAL LIMITED                                                4.93        06/15/2006             41,070
        165,913    TANGO FINANCE CORPORATION                                              4.95        06/21/2006            164,145
        479,614    TANGO FINANCE CORPORATION SERIES MTN+/-                                4.87        10/25/2006            479,773
        239,786    TRAVELERS INSURANCE COMPANY+/-                                         4.77        02/09/2007            239,782
      1,036,959    UNICREDITO ITALIANO SERIES LIB+/-                                      4.70        03/09/2007          1,036,897
      1,036,959    UNICREDITO ITALIANO SERIES YCD+/-                                      4.47        04/03/2006          1,036,959
      1,576,178    US BANK NA SERIES BKNT+/-                                              4.66        07/28/2006          1,576,225
        414,784    WHISTLEJACKET CAPITAL LIMITED+/-                                       4.65        06/09/2006            414,784
         41,478    WHITE PINE FINANCE LLC                                                 4.64        04/18/2006             41,396
        207,392    WHITE PINE FINANCE LLC                                                 4.82        05/05/2006            206,508
        169,315    WHITE PINE FINANCE LLC                                                 4.84        05/25/2006            168,138
        127,422    WHITE PINE FINANCE LLC                                                 4.93        06/20/2006            126,080
      1,094,573    WHITE PINE FINANCE LLC                                                 4.93        06/22/2006          1,082,751
      1,036,959    WHITE PINE FINANCE LLC+/-                                              4.70        07/17/2006          1,036,959
        995,481    WHITE PINE FINANCE LLC SERIES MTN1+/-                                  4.81        06/12/2006            995,570

                                                                                                                        103,050,865
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $103,113,468)                                                             103,113,468
                                                                                                                    ---------------

SHARES

WARRANTS - 0.00%
         36,152    TIMCO AVIATION SERVICES INCORPORATED+(A)                                                                       5
TOTAL WARRANTS (COST $0)                                                                                                          5
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
SHORT-TERM INVESTMENTS - 3.71%
     38,116,747    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                       $    38,116,747
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $38,116,747)                                                                          38,116,747
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $961,511,654)*                                        111.39%                                                 $ 1,144,534,083
OTHER ASSETS AND LIABILITIES, NET                           (11.39)                                                    (117,006,457)
                                                            ------                                                  ---------------
TOTAL NET ASSETS                                            100.00%                                                 $ 1,027,527,626
                                                            ======                                                  ===============


+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $38,116,747.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 95.89%

APPAREL & ACCESSORY STORES - 4.00%
        254,930    AEROPOSTALE INCORPORATED+                                                                        $     7,688,689
        209,200    CACHE INCORPORATED+                                                                                    3,836,728
        242,390    DSW INCORPORATED+<<                                                                                    7,591,655
        400,510    HOT TOPIC INCORPORATED+                                                                                5,807,395

                                                                                                                         24,924,467
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.93%
        172,170    MARINEMAX INCORPORATED+<<                                                                              5,771,138
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.12%
        154,046    DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                          6,993,688
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 2.29%
        277,760    PERINI CORPORATION+<<                                                                                  8,435,571
        210,150    WCI COMMUNITIES INCORPORATED+<<                                                                        5,846,373

                                                                                                                         14,281,944
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.62%
        168,990    BUILDERS FIRSTSOURCE INCORPORATED+                                                                     3,837,763
                                                                                                                    ---------------

BUSINESS SERVICES - 6.65%
        182,270    ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                  3,548,797
        283,320    AVOCENT CORPORATION+                                                                                   8,992,577
        365,090    BISYS GROUP INCORPORATED+                                                                              4,921,413
        286,990    NCO GROUP INCORPORATED+                                                                                6,816,013
        302,580    RENT-A-CENTER INCORPORATED+                                                                            7,743,022
        261,540    SYNNEX CORPORATION+                                                                                    4,854,182
        191,000    TAL INTERNATIONAL GROUP INCORPORATED+<<                                                                4,605,010

                                                                                                                         41,481,014
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 5.22%
        457,220    CF INDUSTRIES HOLDINGS INCORPORATED<<                                                                  7,768,168
        128,510    CYTEC INDUSTRIES INCORPORATED                                                                          7,711,885
         95,410    DIAGNOSTIC PRODUCTS CORPORATION                                                                        4,544,378
        234,880    FIRST HORIZON PHARMACEUTICAL CORPORATION+<<                                                            5,921,325
        541,380    PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                 6,588,595

                                                                                                                         32,534,351
                                                                                                                    ---------------

COMMUNICATIONS - 3.33%
      1,505,380    CINCINNATI BELL INCORPORATED+<<                                                                        6,804,318
        332,290    IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                          6,340,093
        580,200    VALOR COMMUNICATIONS GROUP INCORPORATED                                                                7,635,432

                                                                                                                         20,779,843
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 11.23%
        512,120    BANKATLANTIC BANCORP INCORPORATED CLASS A                                                              7,369,407
        347,590    COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                         4,887,115
        129,480    CULLEN FROST BANKERS INCORPORATED                                                                      6,959,550

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
        328,050    DIME COMMUNITY BANCSHARES                                                                        $     4,714,079
        130,110    FIRST REPUBLIC BANK                                                                                    4,920,760
        303,940    FRANKLIN BANK CORPORATION+                                                                             5,844,766
        145,460    INVESTORS FINANCIAL SERVICES CORPORATION<<                                                             6,817,710
        162,740    PFF BANCORP INCORPORATED                                                                               5,485,966
        351,630    PROVIDENT FINANCIAL SERVICES INCORPORATED                                                              6,364,503
        213,560    SOUTH FINANCIAL GROUP INCORPORATED                                                                     5,584,594
        236,800    SUSQUEHANNA BANCSHARES INCORPORATED                                                                    6,102,336
        173,680    UMPQUA HOLDINGS CORPORATION                                                                            4,949,880

                                                                                                                         70,000,666
                                                                                                                    ---------------

EATING & DRINKING PLACES - 3.22%
        720,410    CKE RESTAURANTS INCORPORATED<<                                                                        12,535,134
        213,800    LANDRY'S RESTAURANTS INCORPORATED<<                                                                    7,553,554

                                                                                                                         20,088,688
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 0.73%
        205,000    CLECO CORPORATION                                                                                      4,577,651

                                                                                                                          4,577,651
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.80%
        432,100    AMIS HOLDINGS INCORPORATED+                                                                            3,914,826
        314,600    FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+<<                                                  5,999,422
        723,590    GRAFTECH INTERNATIONAL LIMITED+                                                                        4,413,899
        439,030    GSI LUMONICS INCORPORATED+                                                                             4,851,282
        271,770    HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                  8,199,301
        360,850    MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                 5,845,770
        345,600    PHOTRONICS INCORPORATED+                                                                               6,483,456
        183,910    PORTALPLAYER INCORPORATED+<<                                                                           4,088,319
        232,500    WESTAR ENERGY INCORPORATED                                                                             4,838,325

                                                                                                                         48,634,600
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.42%
        136,640    LECG CORPORATION+                                                                                      2,633,053
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.91%
        574,990    JACUZZI BRANDS INCORPORATED+                                                                           5,652,152
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.54%
        582,470    HERCULES INCORPORATED+                                                                                 8,038,086
         87,720    PREMIUM STANDARD FARMS INCORPORATED                                                                    1,539,486

                                                                                                                          9,577,572
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.92%
        233,600    FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                          5,725,536
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEALTH SERVICES - 2.80%
        174,780    APRIA HEALTHCARE GROUP INCORPORATED+                                                             $     4,016,444
        125,160    GENESIS HEALTHCARE CORPORATION+                                                                        5,499,530
        196,650    MAGELLAN HEALTH SERVICES INCORPORATED+                                                                 7,958,426

                                                                                                                         17,474,400
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 7.74%
        251,870    AMERICAN CAMPUS COMMUNITIES                                                                            6,525,952
        271,460    BIOMED REALTY TRUST INCORPORATED                                                                       8,046,074
        236,690    EQUITY ONE INCORPORATED                                                                                5,813,106
        347,690    FELCOR LODGING TRUST INCORPORATED<<                                                                    7,336,259
        363,730    STRATEGIC HOTELS & RESORTS INCORPORATED                                                                8,467,635
        236,160    SUNSTONE HOTEL INVESTORS INCORPORATED                                                                  6,841,555
        259,820    U-STORE-IT TRUST                                                                                       5,235,373

                                                                                                                         48,265,954
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.87%
        315,690    COST PLUS INCORPORATED+<<                                                                              5,398,299
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.95%
        130,820    GAYLORD ENTERTAINMENT COMPANY+<<                                                                       5,936,612
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.48%
        340,700    AGCO CORPORATION+<<                                                                                    7,066,118
        620,430    DOT HILL SYSTEMS CORPORATION+                                                                          4,405,053
        479,060    EMULEX CORPORATION+                                                                                    8,187,136
        313,852    SPARTECH CORPORATION                                                                                   7,532,448
        215,390    TIMKEN COMPANY                                                                                         6,950,635

                                                                                                                         34,141,390
                                                                                                                    ---------------

INSURANCE CARRIERS - 5.73%
        391,950    AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                      5,620,563
        155,560    ARGONAUT GROUP INCORPORATED+                                                                           5,530,158
        178,650    ASSURED GUARANTY LIMITED                                                                               4,466,250
        117,340    INFINITY PROPERTY & CASUALTY CORPORATION                                                               4,897,771
        161,600    MOLINA HEALTHCARE INCORPORATED+                                                                        5,408,752
        182,630    PLATINUM UNDERWRITERS HOLDINGS LIMITED<<                                                               5,314,533
        292,090    UNIVERSAL AMERICAN FINANCIAL CORPORATION+                                                              4,498,186

                                                                                                                         35,736,213
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.56%
        167,200    ARMOR HOLDINGS INCORPORATED+                                                                           9,746,088
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 0.77%
        222,200    SPECTRUM BRANDS INCORPORATED+<<                                                                        4,826,184
                                                                                                                    ---------------

OIL & GAS - 0.67%
        324,220    COMPTON PETROLEUM CORPORATION+<<                                                                       4,162,985
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION - 1.86%
        277,480    BRIGHAM EXPLORATION COMPANY+                                                                     $     2,430,725
        402,970    KEY ENERGY SERVICES INCORPORATED+                                                                      6,145,292
         52,610    OCEANEERING INTERNATIONAL INCORPORATED+                                                                3,014,553

                                                                                                                         11,590,570
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.33%
        218,450    XERIUM TECHNOLOGIES INCORPORATED                                                                       2,051,245
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 1.32%
        270,840    GENERAL CABLE CORPORATION+                                                                             8,214,577
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.76%
        380,230    JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                            4,714,852
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.67%
        222,350    COLUMBIA EQUITY TRUST INCORPORATED                                                                     3,908,913
        148,200    PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                              6,520,800

                                                                                                                         10,429,713
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.88%
        280,550    APPLIED FILMS CORPORATION+                                                                             5,451,086
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.04%
        175,230    CABOT MICROELECTRONICS CORPORATION+<<                                                                  6,501,033
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 5.61%
        319,280    AFTERMARKET TECHNOLOGY CORPORATION+                                                                    7,218,921
        171,820    AMERICAN AXLE AND MANAUFACTURING HOLDINGS<<                                                            2,943,277
        388,390    ARVIN INDUSTRIES INCORPORATED<<                                                                        5,790,895
        449,150    FLEETWOOD ENTERPRISES INCORPORATED+<<                                                                  5,017,005
        380,960    ORBITAL SCIENCES CORPORATION+<<                                                                        6,026,787
        368,930    TENNECO AUTOMOTIVE INCORPORATED+                                                                       8,002,092

                                                                                                                         34,998,977
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 1.02%
        153,970    GATX CORPORATION                                                                                       6,357,422
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.29%
        258,010    PERFORMANCE FOOD GROUP COMPANY+<<                                                                      8,047,332
                                                                                                                    ---------------

WHOLESALE TRADE DURABLE GOODS - 2.61%
        269,030    ADESA INCORPORATED                                                                                     7,193,862
        228,870    INTERLINE BRANDS INCORPORATED+                                                                         5,774,390
        221,880    WEST MARINE INCORPORATED+<<                                                                            3,330,419

                                                                                                                         16,298,671
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $508,444,752)                                                                                 597,837,729
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COLLATERAL FOR SECURITIES LENDING - 20.42%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
         43,973   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                            $        43,973
         33,320   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            33,320

                                                                                                                             77,293
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 20.41%
$       460,903    AMERICAN GENERAL FINANCE CORPORATION+/-                              4.78%          04/13/2007           461,092
        191,889    APRECO LLC                                                           4.62           05/15/2006           190,817
        419,985    APRECO LLC                                                           4.94           06/15/2006           415,848
        256,057    ASPEN FUNDING CORPORATION                                            4.92           04/03/2006           256,057
      2,560,573    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-                      4.62           11/03/2006         2,560,573
        288,269    ATLAS CAPITAL FUNDING LIMITED                                        4.80           04/17/2006           287,736
        614,538    ATLAS CAPITAL FUNDING LIMITED                                        4.62           05/15/2006           611,102
      1,280,287    ATLAS CAPITAL FUNDING LIMITED+/-                                     4.80           10/20/2006         1,280,287
      1,280,287    ATLAS CAPITAL FUNDING LIMITED+/-                                     4.80           12/22/2006         1,280,287
        204,846    ATOMIUM FUNDING CORPORATION                                          4.53           04/12/2006           204,602
        177,653    BETA FINANCE INCORPORATED SERIES MTN+/-                              4.88           06/02/2006           177,676
     25,503,311    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $25,513,789)                                         4.93           04/03/2006        25,503,311
        760,183    BUCKINGHAM CDO LLC++                                                 4.60           04/06/2006           759,879
      2,492,257    BUCKINGHAM CDO LLC                                                   4.82           04/21/2006         2,486,326
      1,280,287    BUCKINGHAM CDO LLC                                                   4.82           04/25/2006         1,276,561
      1,331,498    BUCKINGHAM II CDO LLC++                                              4.83           04/25/2006         1,327,624
      5,121,147    BUCKINGHAM II CDO LLC                                                4.83           04/26/2006         5,105,578
      1,536,344    CAIRN HIGH GRADE FUNDING I                                           4.59           04/06/2006         1,535,729
        122,908    CAIRN HIGH GRADE FUNDING I                                           4.71           04/26/2006           122,534
      2,150,882    CAIRN HIGH GRADE FUNDING I                                           4.83           04/27/2006         2,144,063
      1,280,287    CAIRN HIGH GRADE FUNDING I++                                         4.83           05/02/2006         1,275,383
        665,749    CAIRN HIGH GRADE FUNDING I                                           4.77           05/10/2006           662,474
      2,575,169    CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.78           04/05/2006         2,574,499
        706,718    CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.69           05/08/2006           703,425
        227,737    CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.70           05/10/2006           226,617
      1,024,229    CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.72           05/12/2006         1,018,914
        512,115    CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.90           06/07/2006           507,623
      1,362,993    CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.92           06/12/2006         1,350,113
      2,816,631    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                 4.72           04/12/2006         2,816,631
        512,115    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                 4.75           04/18/2007           512,115
      1,802,644    CONSOLIDATED EDISON INCORPORATED                                     4.90           04/03/2006         1,802,644
        128,029    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     4.81           04/13/2006           127,860
      1,587,555    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.92           05/04/2006         1,586,762
      1,280,287    CULLINAN FINANCE CORPORATION+/-                                      4.71           11/15/2006         1,280,235
      1,024,229    DEER VALLEY FUNDING LLC++                                            4.51           04/10/2006         1,023,277
      1,308,709    DEER VALLEY FUNDING LLC                                              4.81           04/17/2006         1,306,288
      3,120,161    DEER VALLEY FUNDING LLC                                              4.83           04/19/2006         3,113,546
        665,749    DEER VALLEY FUNDING LLC                                              4.80           05/03/2006           663,106

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,560,573    DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $2,561,606)                                          4.84%          04/03/2006   $     2,560,573
      2,452,466    EIFFEL FUNDING LLC                                                   4.91           04/03/2006         2,452,466
        153,634    EIFFEL FUNDING LLC                                                   4.78           04/17/2006           153,350
      1,844,688    EUREKA SECURITIZATION INCORPORATED                                   4.88           05/16/2006         1,834,137
         42,198    GALLEON CAPITAL LLC                                                  4.65           04/03/2006            42,198
         76,817    GEMINI SECURITIZATION INCORPORATED                                   4.90           05/24/2006            76,294
      1,229,075    GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.97           06/30/2006         1,229,075
      3,669,302    HARRIER FINANCE FUNDING LLC                                          4.62           04/03/2006         3,669,302
        819,383    ING USA ANNUITY & LIFE INSURANCE+/-                                  5.03           06/06/2006           819,383
     10,283,762    JP MORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $10,287,987)                                         4.93           04/03/2006        10,283,762
         66,575    K2 (USA) LLC                                                         4.63           05/02/2006            66,320
        236,853    K2 (USA) LLC SERIES MTN+/-                                           4.87           07/24/2006           236,912
        768,172    KAUPTHING BANK HF SERIES MTN+/-++                                    4.84           03/20/2007           768,018
        102,423    KLIO II FUNDING CORPORATION                                          4.58           04/05/2006           102,396
        123,420    KLIO III FUNDING CORPORATION                                         4.69           04/19/2006           123,158
         51,211    LEXINGTON PARKER CAPITAL CORPORATION                                 4.62           05/02/2006            51,015
        194,399    LEXINGTON PARKER CAPITAL CORPORATION                                 4.69           05/10/2006           193,442
      1,280,287    LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.81           05/26/2006         1,280,364
        102,423    LINKS FINANCE LLC SERIES MTN1+/-                                     4.68           09/12/2006           102,424
        307,269    LIQUID FUNDING LIMITED+/-                                            4.94           04/24/2006           307,281
      1,177,864    LIQUID FUNDING LIMITED+/-                                            4.71           08/14/2006         1,177,864
        768,172    LIQUID FUNDING LIMITED+/-                                            4.61           12/01/2006           768,172
        307,269    LIQUID FUNDING LIMITED SERIES MTN+/-                                 4.83           02/20/2007           307,253
        512,115    MBIA GLOBAL FUNDING LLC+/-                                           4.78           02/20/2007           512,084
      2,573,376    MERRILL LYNCH & COMPANY SERIES MTN+/-                                4.80           10/27/2006         2,575,306
      1,536,344    MORGAN STANLEY+/-                                                    4.94           10/10/2006         1,536,344
        236,853    MORGAN STANLEY SERIES EXL+/-                                         4.78           08/13/2010           236,917
        881,810    MORTGAGE INTEREST NET TRUST                                          4.68           04/03/2006           881,810
      1,157,379    MORTGAGE INTEREST NET TRUST                                          4.78           05/03/2006         1,152,784
         51,211    NATIONWIDE BUILDING SOC+/-                                           4.74           07/21/2006            51,236
      1,129,367    NEWPORT FUNDING CORPORATION                                          4.92           04/03/2006         1,129,367
      1,550,632    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            4.78           04/03/2006         1,550,632
      1,792,401    NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.68           04/04/2006         1,792,168
        228,301    NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.93           06/26/2006           225,712
         97,302    NORDEA NORTH AMERICA INCORPORATED                                    4.89           05/15/2006            96,758
      2,701,405    NORTHERN ROCK PLC+/-                                                 4.63           04/21/2006         2,701,027
        202,439    NORTHERN ROCK PLC                                                    4.69           04/24/2006           201,876
      2,560,573    NORTHERN ROCK PLC+/-                                                 4.66           02/05/2007         2,560,599
        207,150    RACERS TRUST 2004-6-MM+/-                                            4.79           05/22/2006           207,179
         51,211    SCALDIS CAPITAL LIMITED                                              4.93           06/15/2006            50,707
        204,846    TANGO FINANCE CORPORATION                                            4.95           06/21/2006           202,662
        592,158    TANGO FINANCE CORPORATION SERIES MTN+/-                              4.87           10/25/2006           592,354
        296,053    TRAVELERS INSURANCE COMPANY+/-                                       4.77           02/09/2007           296,048
      1,280,287    UNICREDITO ITALIANO SERIES LIB+/-                                    4.70           03/09/2007         1,280,210
      1,280,287    UNICREDITO ITALIANO SERIES YCD+/-                                    4.47           04/03/2006         1,280,287

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,946,036    US BANK NA SERIES BKNT                                               4.66%          07/28/2006   $     1,946,094
        512,115    WHISTLEJACKET CAPITAL LIMITED+/-                                     4.65           06/09/2006           512,115
         51,211    WHITE PINE FINANCE LLC                                               4.64           04/18/2006            51,110
        256,057    WHITE PINE FINANCE LLC                                               4.82           05/05/2006           254,967
        209,045    WHITE PINE FINANCE LLC                                               4.84           05/25/2006           207,592
        157,322    WHITE PINE FINANCE LLC                                               4.93           06/20/2006           155,665
      1,351,419    WHITE PINE FINANCE LLC                                               4.93           06/22/2006         1,336,824
      1,280,287    WHITE PINE FINANCE LLC+/-                                            4.70           07/17/2006         1,280,287
      1,229,075    WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.81           06/12/2006         1,229,186

                                                                                                                        127,232,260
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $127,309,553)                                                             127,309,553
                                                                                                                    ---------------

SHARES

SHORT-TERM INVESTMENTS - 2.87%
     17,884,513    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                            17,884,513
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,884,513)                                                                          17,884,513
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $653,638,818)*                                        119.18%                                                 $   743,031,795
OTHER ASSETS AND LIABILITIES, NET                           (19.18)                                                    (119,554,444)
                                                            ------                                                  ---------------
TOTAL NET ASSETS                                            100.00%                                                 $   623,477,351
                                                            ======                                                  ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,884,513.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 96.94%

ADVERTISING - 0.88%
        107,600    CENVEO INCORPORATED+                                                                             $     1,784,008
                                                                                                                    ---------------

AGRICULTURAL PRODUCTION CROPS - 1.78%
        119,600    DELTA & PINE LAND COMPANY                                                                              3,607,136
                                                                                                                    ---------------

AMUSEMENT & RECREATION SERVICES - 3.17%
        334,900    LAKES ENTERTAINMENT INCORPORATED+                                                                      3,643,712
        251,600    WESTWOOD ONE INCORPORATED                                                                              2,777,664

                                                                                                                          6,421,376
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 1.30%
         50,400    CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                  1,078,560
         39,600    THE CATO CORPORATION CLASS A                                                                             944,856
         90,800    WET SEAL INCORPORATED CLASS A+                                                                           603,820

                                                                                                                          2,627,236
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.26%
         58,900    CUTTER & BUCK INCORPORATED                                                                               708,567
         52,100    GYMBOREE CORPORATION+                                                                                  1,356,684
         35,200    MAIDENFORM BRANDS INCORPORATED+                                                                          387,552
          1,100    RUSSELL CORPORATION                                                                                       15,180
          5,000    TOMMY HILFIGER CORPORATION+                                                                               82,350

                                                                                                                          2,550,333
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.35%
         19,100    MONRO MUFFLER BRAKE INCORPORATED                                                                         709,374
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.56%
         17,500    LEVITT CORPORATION CLASS A                                                                               385,700
         24,400    PERINI CORPORATION+                                                                                      741,028

                                                                                                                          1,126,728
                                                                                                                    ---------------

BUSINESS SERVICES - 10.32%
        116,800    ANSWERTHINK CONSULTING GROUP INCORPORATED+                                                               751,024
        194,200    APAC TELESERVICES INCORPORATED+                                                                          429,182
         69,000    BISYS GROUP INCORPORATED+                                                                                930,120
        143,800    BORELAND SOFTWARE CORPORATION+                                                                           776,520
         42,800    BSQUARE CORPORATION+                                                                                     125,832
        351,600    CIBER INCORPORATED+                                                                                    2,243,208
         21,100    ELECTRO RENT CORPORATION+                                                                                358,700
          7,600    FIRSTSERVICE CORPORATION+                                                                                186,884
         60,200    GSE SYSTEMS INCORPORATED+                                                                                105,350
         60,700    HEALTHCARE SERVICES GROUP                                                                              1,296,552
         71,900    HMS HOLDINGS CORPORATION+                                                                                629,125
         39,000    HUMMINGBIRD LIMITED+                                                                                     925,860
         68,100    INDUS INTERNATIONAL INCORPORATED+                                                                        247,884
         64,800    JDA SOFTWARE GROUP INCORPORATED+                                                                         935,712
         90,000    KEANE INCORPORATED+                                                                                    1,417,500

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
         77,600    LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                            $       613,816
        289,400    MIDWAY GAMES INCORPORATED+                                                                             2,668,268
         47,100    MRO SOFTWARE INCORPORATED+                                                                               751,716
         35,200    MSC.SOFTWARE CORPORATION                                                                                 702,240
         97,400    OPEN TEXT CORPORATION+                                                                                 1,600,282
         50,400    PLATO LEARNING INCORPORATED+                                                                             478,296
            200    S1 CORPORATION+                                                                                            1,008
         30,200    SPSS INCORPORATED+                                                                                       956,132
         87,200    SUPPORTSOFT INCORPORATED+                                                                                386,296
         62,100    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                            1,158,786
         40,400    WATCHGUARD TECHNOLOGIES INCORPORATED+                                                                    206,040

                                                                                                                         20,882,333
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 4.72%
        111,600    CAMBREX CORPORATION                                                                                    2,180,664
         39,600    ELIZABETH ARDEN INCORPORATED+                                                                            923,472
         78,700    IMCLONE SYSTEMS INCORPORATED+                                                                          2,677,374
        125,000    LANDEC CORPORATION+                                                                                      997,500
         25,300    SERACARE LIFE SCIENCES INCORPORATED+(A)                                                                   93,610
      1,170,000    XOMA LIMITED+                                                                                          2,679,300

                                                                                                                          9,551,920
                                                                                                                    ---------------

COMMUNICATIONS - 5.33%
        212,500    CUMULUS MEDIA INCORPORATED CLASS A+                                                                    2,392,750
         16,000    ESCHELON TELECOM INCORPORATED+                                                                           251,680
        225,200    MASTEC INCORPORATED+                                                                                   3,191,084
        102,700    PREMIERE GLOBAL SERVICES INCORPORATED+                                                                   826,735
        133,200    RADIO ONE INCORPORATED CLASS D+                                                                          993,672
         69,100    REGENT COMMUNICATIONS INCORPORATED+                                                                      318,551
        507,200    SPANISH BROADCASTING SYSTEM INCORPORATED+                                                              2,804,816

                                                                                                                         10,779,288
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.39%
         20,800    COMFORT SYSTEMS USA INCORPORATED                                                                         280,800
         19,300    INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                            513,380

                                                                                                                            794,180
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 0.65%
         14,800    FIRST FINANCIAL BANCORP                                                                                  246,272
         14,300    MIDWEST BANC HOLDINGS INCORPORATED                                                                       370,942
         24,400    PLACER SIERRA BANCSHARES                                                                                 696,620

                                                                                                                          1,313,834
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.26%
         68,600    BUCA INCORPORATED+                                                                                       347,802
         19,400    RUBIO'S RESTAURANTS INCORPORATED+                                                                        183,912

                                                                                                                            531,714
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
EDUCATIONAL SERVICES - 1.28%
        151,600    CORINTHIAN COLLEGES INCORPORATED+                                                                $     2,183,040
         32,800    LEARNING TREE INTERNATIONAL INCORPORATED+                                                                397,536

                                                                                                                          2,580,576
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.28%
        216,500    CASELLA WASTE SYSTEMS INCORPORATED CLASS A+                                                            3,076,465
         32,000    CLEAN HARBORS INCORPORATED+                                                                              949,440
            500    IDACORP INCORPORATED                                                                                      16,260
        113,200    PLUG POWER INCORPORATED+                                                                                 566,000

                                                                                                                          4,608,165
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.18%
         78,200    ADAPTEC INCORPORATED+                                                                                    432,446
        483,100    C-COR INCORPORATED+                                                                                    4,222,294
         31,100    DIODES INCORPORATED+                                                                                   1,290,650
         26,900    ESS TECHNOLOGY INCORPORATED+                                                                              89,308
        198,000    FUELCELL ENERGY INCORPORATED+                                                                          2,271,060
         25,200    INTER-TEL INCORPORATED                                                                                   540,288
        105,900    MAGNETEK INCORPORATED+                                                                                   420,423
         85,500    MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                 1,385,100
         18,700    METHODE ELECTRONICS INCORPORATED                                                                         203,643
        105,100    PEMSTAR INCORPORATED+                                                                                    217,557
         32,800    UNIVERSAL ELECTRS INCORPORATED+                                                                          580,560
         51,000    WOODHEAD INDUSTRIES INCORPORATED                                                                         846,600

                                                                                                                         12,499,929
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.70%
        151,200    DIVERSA CORPORATION+                                                                                   1,377,432
          3,100    TRIMERIS INCORPORATED+                                                                                    41,881

                                                                                                                          1,419,313
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.49%
         38,600    MATERIAL SCIENCES CORPORATION+                                                                           466,288
          2,200    VALMONT INDUSTRIES INCORPORATED                                                                           92,488
         15,600    WATER PIK TECHNOLOGIES INCORPORATED+                                                                     432,276

                                                                                                                            991,052
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 4.80%
        267,000    DEL MONTE FOODS COMPANY                                                                                3,166,620
        243,600    HERCULES INCORPORATED+                                                                                 3,361,680
        108,459    TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                   3,174,595

                                                                                                                          9,702,895
                                                                                                                    ---------------

FOOD STORES - 0.72%
         21,100    INGLES MARKETS INCORPORATED CLASS A                                                                      376,002
         53,300    WILD OATS MARKETS INCORPORATED+                                                                        1,083,589

                                                                                                                          1,459,591
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FURNITURE & FIXTURES - 0.14%
         19,300    KIMBALL INTERNATIONAL INCORPORATED CLASS B                                                       $       290,272
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.58%
         55,500    GANDER MOUNTAIN COMPANY+                                                                                 522,810
         44,600    RETAIL VENTURES INCORPORATED+                                                                            653,836

                                                                                                                          1,176,646
                                                                                                                    ---------------

HEALTH SERVICES - 2.91%
         24,500    AMERICA SERVICE GROUP INCORPORATED+                                                                      319,235
         62,700    CARDIAC SCIENCE CORPORATION+                                                                             572,451
         57,300    FIVE STAR QUALITY CARE INCORPORATED+                                                                     623,997
        910,300    HOOPER HOLMES INCORPORATED                                                                             2,630,767
            900    MATRIA HEALTHCARE INCORPORATED+                                                                           34,164
         15,900    NAUTILUS GROUP INCORPORATED                                                                              237,705
         42,000    OPTION CARE INCORPORATED                                                                                 593,880
         26,100    REHABCARE GROUP INCORPORATED+                                                                            491,985
         77,100    TRANSWORLD HEALTHCARE INCORPORATED+                                                                      373,935

                                                                                                                          5,878,119
                                                                                                                    ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.08%
          3,500    FOSTER WHEELER LIMITED+                                                                                  165,585
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 4.05%
        117,000    AAMES INVESTMENT CORPORATION                                                                             664,560
         19,300    AGREE REALTY CORPORATION                                                                                 619,530
        109,000    ANTHRACITE CAPITAL INCORPORATED                                                                        1,196,820
        115,000    ANWORTH MORTGAGE ASSET CORPORATION                                                                       903,900
         42,500    FELDMAN MALL PROPERTIES INCORPORATED                                                                     520,625
         95,000    HIGHLAND HOSPITALITY CORPORATION                                                                       1,207,450
         58,100    JER INVESTORS TRUST INCORPORATED                                                                         965,622
         48,000    LUMINENT MORTGAGE CAPITAL INCORPORATED                                                                   389,280
         44,600    MEDICAL PROPERTIES TRUST INCORPORATED                                                                    481,680
        109,800    WINSTON HOTELS INCORPORATED                                                                            1,248,426

                                                                                                                          8,197,893
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.60%
        118,200    BELL MICROPRODUCTS INCORPORATED+                                                                         728,112
        146,100    THE BOMBAY COMPANY INCORPORATED+                                                                         482,130

                                                                                                                          1,210,242
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.46%
         17,200    MTR GAMING GROUP INCORPORATED+                                                                           177,160
         56,300    RED LION HOTELS CORPORATION+                                                                             748,790

                                                                                                                            925,950
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.61%
         68,900    DOT HILL SYSTEMS CORPORATION+                                                                            489,190
         14,000    FARGO ELECTRONICS+                                                                                       236,740
         32,800    FLANDER CORPORATION+                                                                                     383,104

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
        346,600    INFOCUS CORPORATION+                                                                             $     1,646,350
         28,600    KADANT INCORPORATED+                                                                                     649,220
         83,200    NN INCORPORATED                                                                                        1,074,112
            200    PLANAR SYSTEMS INCORPORATED+                                                                               3,384
         79,000    QUALSTAR CORPORATION+                                                                                    319,950
          9,100    ROBBINS & MYERS INCORPORATED                                                                             196,560
        308,300    SILICON GRAPHICS INCORPORATED+                                                                           134,727
            200    TENNANT COMPANY                                                                                           10,464
        171,000    ULTRATECH INCORPORATED+                                                                                4,186,080

                                                                                                                          9,329,881
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.35%
        122,200    CRAWFORD & COMPANY CLASS A (NON-VOTING)                                                                  709,982
                                                                                                                    ---------------

INSURANCE CARRIERS - 7.76%
         36,000    AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                              475,560
         60,100    AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                          861,834
         43,200    AMERISAFE INCOPORATED+                                                                                   518,400
         42,800    CRM HOLDINGS LIMITED+                                                                                    490,060
          6,000    DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                              309,780
        137,100    DERES GROUP INCORPORATED                                                                                 756,792
         51,000    DONEGAL GROUP INCORPORATED CLASS A                                                                     1,330,590
         21,100    EMC INSURANCE GROUP INCORPORATED                                                                         588,057
        127,000    FREMONT GENERAL CORPORATION                                                                            2,738,120
         60,000    KMG AMERICA CORPORATION+                                                                                 513,600
         80,700    MEADOWBROOK INSURANCE GROUP INCORPORATED+                                                                564,900
         13,000    OHIO CASUALTY CORPORATION                                                                                412,100
         53,800    PMA CAPITAL CORPORATION CLASS A+                                                                         547,684
         73,200    PROCENTURY CORPORATION                                                                                   998,448
         46,200    QUANTA CAPITAL HOLDINGS LIMITED+                                                                         138,600
        144,400    SCOTTISH RE GROUP LIMITED                                                                              3,582,564
         30,800    SEABRIGHT INSURANCE HOLDINGS INCORPORATED+                                                               536,536
         50,400    SPECIALTY UNDERWRITERS' ALLIANCE INCORPORATED+                                                           342,720

                                                                                                                         15,706,345
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.89%
         25,600    SHOE CARNIVAL INCORPORATED+                                                                              639,488
         32,700    STEVEN MADDEN LIMITED+                                                                                 1,160,850

                                                                                                                          1,800,338
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.56%
          3,300    CNS INCORPORATED                                                                                          71,082
          1,500    CONMED CORPORATION+                                                                                       28,725
         78,200    DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                     309,672
         74,000    HEALTHTRONICS INCORPORATED+                                                                              611,980
         37,900    HERLEY INDUSTRIES INCORPORATED+                                                                          791,352
        102,700    INPUT OUTPUT INCORPORATED+                                                                               997,217
         36,900    LUMENIS LIMITED+                                                                                          70,110

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
         77,400    NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                          $       181,890
        171,000    ORTHOLOGIC CORPORATION+                                                                                  376,200
         58,500    VITAL SIGNS INCORPORATED                                                                               3,213,405
        351,100    VIVUS INCORPORATED+                                                                                    1,169,163
         53,300    ZOLL MEDICAL CORPORATION+                                                                              1,403,922

                                                                                                                          9,224,718
                                                                                                                    ---------------

MEMBERSHIP ORGANIZATIONS - 0.88%
         44,000    AMCOMP INCORPORATED+                                                                                     421,960
         34,500    EDAP TMS SA ADR+                                                                                         614,790
         19,200    LSI INDUSTRIES, INC.                                                                                     327,168
         18,100    RIMAGE CORP+                                                                                             408,698

                                                                                                                          1,772,616
                                                                                                                    ---------------

METAL MINING - 0.01%
            200    GLAMIS GOLD LIMITED                                                                                        6,536
            200    GOLD FIELDS LIMITED ADR                                                                                    4,396
            200    GOLDCORP INCORPORATED                                                                                      5,850

                                                                                                                             16,782
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.31%
         21,200    LYDALL INCORPORATED+                                                                                     204,580
         27,400    RUSS BERRIE & COMPANY INCORPORATED                                                                       416,480

                                                                                                                            621,060
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 1.75%
         49,200    AC MOORE ARTS & CRAFTS INCORPORATED+                                                                     905,280
         58,100    FINLAY ENTERPRISES INCORPORATED+                                                                         596,106
         44,200    J JILL GROUP INCORPORATED+                                                                             1,056,822
         64,700    PC MALL INCORPORATED+                                                                                    412,786
         44,600    SHARPER IMAGE CORPORATION+                                                                               571,326

                                                                                                                          3,542,320
                                                                                                                    ---------------

MOTION PICTURES - 0.78%
         73,500    NEW FRONTIER MEDIA INCORPORATED+                                                                         557,865
        137,400    WPT ENTERPRISES INCORPORATED+                                                                          1,011,264

                                                                                                                          1,569,129
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.81%
         14,300    ASTA FUNDING INCORPORATED                                                                                475,618
         83,200    MCG CAPITAL CORPORATION                                                                                1,173,952

                                                                                                                          1,649,570
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 3.05%
          5,500    ATWOOD OCEANICS INCORPORATED+                                                                            555,555
         47,600    BRIGHAM EXPLORATION COMPANY+                                                                             416,976
         23,100    CARRIZO OIL AND GAS INCORPORATED+                                                                        600,369
         24,400    COMSTOCK RESOURCES INCORPORATED+                                                                         724,436

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (CONTINUED)
        142,100    HANOVER COMPRESSOR COMPANY+                                                                      $     2,645,902
         62,200    NEWPARK RESOURCES INCORPORATED+                                                                          510,040
         26,100    WARREN RESOURCES INCORPORATED+                                                                           388,890
         16,300    WILLBROS GROUP INCORPORATED+                                                                             331,542

                                                                                                                          6,173,710
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.97%
        157,200    BUCKEYE TECHNOLOGIES INCORPORATED+                                                                     1,422,660
         38,500    CHESAPEAKE CORPORATION                                                                                   534,380

                                                                                                                          1,957,040
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.35%
         22,700    WD-40 COMPANY                                                                                            700,295
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 1.99%
         52,100    BRUSH ENGINEERED MATERIALS INCORPORATED+                                                               1,028,975
         38,000    NORTHWEST PIPE COMPANY+                                                                                1,153,300
         10,100    NOVAMERICAN STEEL INCORPORATED+                                                                          464,095
         21,100    NS GROUP INCORPORATED+                                                                                   971,233
         25,300    TREDEGAR CORPORATION                                                                                     402,523

                                                                                                                          4,020,126
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.70%
         36,400    ENNIS INCORPORATED                                                                                       709,800
            200    PLAYBOY ENTERPRISES INCORPORATED CLASS B (NON-VOTING)+                                                     2,840
        184,500    READER'S DIGEST ASSOCIATION INCORPORATED                                                               2,721,375

                                                                                                                          3,434,015
                                                                                                                    ---------------

REAL ESTATE - 0.27%
         40,100    THOMAS PROPERTIES GROUP INCORPORATED                                                                     545,761
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.31%
         29,800    LEXINGTON CORPORATE PROPERTIES TRUST                                                                     621,330
                                                                                                                    ---------------

RETAIL, TRADE & SERVICES - 0.39%
         55,100    STRIDE RITE CORPORATION                                                                                  797,848
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.23%
         23,500    APPLIED FILMS CORPORATION+                                                                               456,605
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.55%
         84,300    CABOT MICROELECTRONICS CORPORATION+                                                                    3,127,530
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS - 0.05%
         71,400    QUAKER FABRIC CORPORATION                                                                                 96,390
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.58%
         28,600    AFTERMARKET TECHNOLOGY CORPORATION+                                                                      646,646
         23,000    ARCTIC CAT INCORPORATED                                                                                  553,380
        110,800    EXIDE TECHNOLOGIES+                                                                                      316,888
        162,100    LEAR CORPORATION                                                                                       2,874,033

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
         19,300    MONACO COACH CORPORATION                                                                         $       258,620
         28,700    WABASH NATIONAL CORPORATION                                                                              566,825

                                                                                                                          5,216,392
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.14%
         68,100    BIOSCRIP INCORPORATED+                                                                                   491,001
         22,200    SCHOOL SPECIALTY INCORPORATED+                                                                           765,900
         92,500    SOURCE INTERLINK COMPANIES INCORPORATED+                                                               1,054,500

                                                                                                                          2,311,401
                                                                                                                    ---------------

WHOLESALE TRADE DURABLE GOODS - 3.41%
         42,800    INTERLINE BRANDS INCORPORATED+                                                                         1,079,844
         44,600    KAMAN CORPORATION CLASS A                                                                              1,122,136
         47,100    KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                           1,988,091
         47,900    LENOX GROUP INCORPORATED+                                                                                627,490
         54,200    LKQ CORPORATION+                                                                                       1,127,902
         82,400    MICROTECK MEDICAL HOLDING INCORPORATED+                                                                  290,048
         56,200    NAVARRE CORPORATION+                                                                                     241,098
         51,400    POMEROY IT SOLUTIONS INCORPORATED+                                                                       429,704

                                                                                                                          6,906,313
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $187,895,448)                                                                                 196,093,185
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE
CORPORATE BONDS & NOTES - 0.06%

ELECTRONICS & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 0.06%
$       140,000    SILICON GRAPHICS                                                     6.50%          06/01/2009           110,950


TOTAL CORPORATE BONDS & NOTES (COST $103,817)                                                                               110,950
                                                                                                                    ---------------

SHARES

SHORT-TERM INVESTMENTS - 3.27%
      6,620,137    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            6,620,137
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,620,137)                                                                            6,620,137
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $194,619,402)*                                        100.27%                                                 $   202,824,272
OTHER ASSETS AND LIABILITIES, NET                            (0.27)                                                        (547,199)
                                                            ------                                                  ---------------
TOTAL NET ASSETS                                            100.00%                                                 $   202,277,073
                                                            ======                                                  ===============

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,620,137.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

               STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       C&B LARGE      DISCIPLINED           EQUITY
                                                                       CAP VALUE           GROWTH           INCOME
                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..............................   $  770,404,417   $  185,864,957   $1,056,842,643
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................       90,792,757       18,238,227       99,934,006
  INVESTMENTS IN AFFILIATES ...................................       39,523,765       10,630,161        7,179,031
                                                                  --------------   --------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ...........      900,720,939      214,733,345    1,163,955,680
                                                                  --------------   --------------   --------------
  FOREIGN CURRENCY, AT VALUE ..................................                0                0                0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ............                0                0                0
  RECEIVABLE FOR INVESTMENTS SOLD .............................                0                0                0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ......................        1,475,505           65,661        1,415,335
  UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS                0                0                0
                                                                  --------------   --------------   --------------
TOTAL ASSETS ..................................................      902,196,444      214,799,006    1,165,371,015
                                                                  --------------   --------------   --------------

LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .....                0                0                0
  FOREIGN TAXES PAYABLE .......................................              390                0           41,173
  PAYABLE FOR INVESTMENTS PURCHASED ...........................                0        7,692,668                0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......          460,019          121,851          665,188
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....            3,846            3,482            3,385
  UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS                0                0                0
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................       90,792,757       18,238,227       99,934,006
  ACCRUED EXPENSES AND OTHER LIABILITIES ......................           50,367           30,633           84,219
                                                                  --------------   --------------   --------------
TOTAL LIABILITIES .............................................       91,307,379       26,086,861      100,727,971
                                                                  --------------   --------------   --------------
TOTAL NET ASSETS ..............................................   $  810,889,065   $  188,712,145   $1,064,643,044
                                                                  ==============   ==============   ==============
INVESTMENTS AT COST ...........................................   $  865,186,392   $  179,270,825   $  928,734,288
                                                                  ==============   ==============   ==============
FOREIGN CURRENCIES AT COST ....................................   $            0   $            0   $            0
                                                                  ==============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE ...........................   $   87,215,665   $   17,458,150   $   96,135,999
                                                                  ==============   ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                          EQUITY                     INTERNATIONAL    INTERNATIONAL
                                                                           VALUE            INDEX             CORE           GROWTH
                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..............................   $  456,861,732   $2,306,760,452   $  159,971,872   $  273,761,816
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................       75,391,631      248,678,665        3,191,264        6,879,725
  INVESTMENTS IN AFFILIATES ...................................        7,042,763       42,052,726        4,179,151        6,315,090
                                                                  --------------   --------------   --------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ...........      539,296,126    2,597,491,843      167,342,287      286,956,631
                                                                  --------------   --------------   --------------   --------------
  FOREIGN CURRENCY, AT VALUE ..................................                0                0                0                0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ............                0                0                0                0
  RECEIVABLE FOR INVESTMENTS SOLD .............................        9,583,466                0        2,870,847        3,386,808
  RECEIVABLES FOR DIVIDENDS AND INTEREST ......................          458,588        2,760,141        1,116,635          424,478
  UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS                0                0                0            2,624
                                                                  --------------   --------------   --------------   --------------
TOTAL ASSETS ..................................................      549,338,180    2,600,251,984      171,329,769      290,770,541
                                                                  --------------   --------------   --------------   --------------

LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .....                0           35,700                0                0
  FOREIGN TAXES PAYABLE .......................................                0                0           11,974                0
  PAYABLE FOR INVESTMENTS PURCHASED ...........................        8,278,898       19,934,622          910,439        3,961,694
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......          316,376          219,528          129,699          230,071
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....            3,355            3,386            5,725            3,338
  UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS                0                0           18,258            2,955
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................       75,391,631      248,678,665        3,191,264        6,879,725
  ACCRUED EXPENSES AND OTHER LIABILITIES ......................           33,852          114,080           22,233           27,579
                                                                  --------------   --------------   --------------   --------------
TOTAL LIABILITIES .............................................       84,024,112      268,985,981        4,289,592       11,105,362
                                                                  --------------   --------------   --------------   --------------
TOTAL NET ASSETS ..............................................   $  465,314,068   $2,331,266,003   $  167,040,177   $  279,665,179
                                                                  ==============   ==============   ==============   ==============
INVESTMENTS AT COST ...........................................   $  493,521,615   $2,103,754,774   $  135,990,778   $  232,398,708
                                                                  ==============   ==============   ==============   ==============
FOREIGN CURRENCIES AT COST ....................................   $            0   $            0   $            0   $            0
                                                                  ==============   ==============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE ...........................   $   72,823,440   $  237,866,126   $    3,048,985   $    6,553,513
                                                                  ==============   ==============   ==============   ==============

                                                                   INTERNATIONAL    INTERNATIONAL        LARGE CAP    LARGE COMPANY
                                                                           INDEX            VALUE     APPRECIATION           GROWTH
                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..............................   $  163,041,122   $  164,100,986   $  140,092,348   $3,376,669,186
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................        9,478,754       16,780,647       12,841,289      280,351,573
  INVESTMENTS IN AFFILIATES ...................................        2,985,692        4,429,719        5,474,393       45,157,545
                                                                  --------------   --------------   --------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ...........      175,505,568      185,311,352      158,408,030    3,702,178,304
                                                                  --------------   --------------   --------------   --------------
  FOREIGN CURRENCY, AT VALUE ..................................          477,153           89,469                0                0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ............          414,386                0                0                0
  RECEIVABLE FOR INVESTMENTS SOLD .............................           46,831                0          782,869                0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ......................          837,799        1,057,956          119,887        3,555,898
  UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS            3,946              451                0                0
                                                                  --------------   --------------   --------------   --------------
TOTAL ASSETS ..................................................      177,285,683      186,459,228      159,310,786    3,705,734,202
                                                                  --------------   --------------   --------------   --------------

LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .....                0                0                0                0
  FOREIGN TAXES PAYABLE .......................................                0                0              423          382,239
  PAYABLE FOR INVESTMENTS PURCHASED ...........................           88,095                0        4,464,724                0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......           32,693          142,400           53,422        1,844,467
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....            3,338            3,416            3,697            3,668
  UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS           14,112              444                0                0
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................        9,478,754       16,780,647       12,841,289      280,351,573
  ACCRUED EXPENSES AND OTHER LIABILITIES ......................           28,771           45,157           68,391          198,002
                                                                  --------------   --------------   --------------   --------------
TOTAL LIABILITIES .............................................        9,645,763       16,972,064       17,431,946      282,779,949
                                                                  --------------   --------------   --------------   --------------
TOTAL NET ASSETS ..............................................   $  167,639,920   $  169,487,164   $  141,878,840   $3,422,954,253
                                                                  ==============   ==============   ==============   ==============
INVESTMENTS AT COST ...........................................   $  134,887,133   $  137,363,668   $  138,577,679   $2,957,047,986
                                                                  ==============   ==============   ==============   ==============
FOREIGN CURRENCIES AT COST ....................................   $      479,514   $       88,427   $            0   $            0
                                                                  ==============   ==============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE ...........................   $    8,942,697   $   15,884,787   $   12,379,929   $  268,475,079
                                                                  ==============   ==============   ==============   ==============

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

               STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       SMALL CAP    SMALL COMPANY    SMALL COMPANY        STRATEGIC
                                                                           INDEX           GROWTH            VALUE        SMALL CAP
                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO  VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..............................   $  394,616,155   $1,003,303,868   $  597,837,729   $  196,204,135
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................       80,045,141      103,113,468      127,309,553                0
  INVESTMENTS IN AFFILIATES ...................................        5,844,883       38,116,747       17,884,513        6,620,137
                                                                  --------------   --------------   --------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ...........      480,506,179    1,144,534,083      743,031,795      202,824,272
                                                                  --------------   --------------   --------------   --------------
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ............           25,200                0                0                0
  RECEIVABLE FOR INVESTMENTS SOLD .............................        5,398,280        5,348,304        7,516,339          156,429
  RECEIVABLES FOR DIVIDENDS AND INTEREST ......................          357,698          286,309          750,973          222,873
                                                                  --------------   --------------   --------------   --------------
TOTAL ASSETS ..................................................      486,287,357    1,150,168,696      751,299,107      203,203,574
                                                                  --------------   --------------   --------------   --------------

LIABILITIES
  FOREIGN TAXES PAYABLE .......................................                0            1,843                0                0
  PAYABLE FOR INVESTMENTS PURCHASED ...........................        3,408,891       18,659,561           34,977          792,160
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......           73,363          809,896          432,865          127,361
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT......            3,303            3,386            3,385              623
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................       80,045,141      103,113,468      127,309,553                0
  ACCRUED EXPENSES AND OTHER LIABILITIES ......................           31,307           52,916           40,976            6,357
                                                                  --------------   --------------   --------------   --------------
TOTAL LIABILITIES .............................................       83,562,005      122,641,070      127,821,756          926,501
                                                                  --------------   --------------   --------------   --------------
TOTAL NET ASSETS ..............................................   $  402,725,352   $1,027,527,626   $  623,477,351   $  202,277,073
                                                                  ==============   ==============   ==============   ==============
INVESTMENTS AT COST ...........................................   $  353,661,972   $  961,511,654   $  653,638,818   $  194,619,402
                                                                  ==============   ==============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE ...........................   $   77,520,062   $   99,824,629   $  122,821,350   $            0
                                                                  ==============   ==============   ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                                      STATEMENT OF OPERATIONS --
                             FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          C&B LARGE      DISCIPLINED           EQUITY
                                                                          CAP VALUE           GROWTH           INCOME
                                                                          PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) ....................................................   $   7,625,755    $     656,097    $  14,574,326
  INTEREST ........................................................               0                0            3,545
  INCOME FROM AFFILIATED SECURITIES ...............................         724,628           98,223          130,820
  SECURITIES LENDING INCOME, NET ..................................           1,175            3,327           29,340
                                                                      -------------    -------------    -------------
TOTAL INVESTMENT INCOME ...........................................       8,351,558          757,647       14,738,031
                                                                      -------------    -------------    -------------

EXPENSES
  ADVISORY FEES ...................................................       2,905,024          697,170        4,083,315
  CUSTODY FEES ....................................................          79,439           18,591          114,134
  ACCOUNTING FEES .................................................               0                0                0
  PROFESSIONAL FEES ...............................................          23,538           13,141           33,883
  REGISTRATION FEES ...............................................             139               52              364
  SHAREHOLDER REPORTS .............................................          22,665            1,494           34,296
  TRUSTEES' FEES ..................................................           3,807            3,782            3,776
  OTHER FEES AND EXPENSES .........................................          15,113            2,647            9,241
                                                                      -------------    -------------    -------------
TOTAL EXPENSES ....................................................       3,049,725          736,877        4,279,009
                                                                      -------------    -------------    -------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................        (431,811)         (14,582)        (292,501)
  NET EXPENSES ....................................................       2,617,914          722,295        3,986,508
                                                                      -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ......................................       5,733,644           35,352       10,751,523
                                                                      -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
---------------------------------------------------------------------------------------------------------------------
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .      16,464,707        3,926,709       86,513,450
  FORWARD FOREIGN CURRENCY CONTRACTS ..............................               0                0                0
  FUTURES TRANSACTIONS ............................................               0                0                0
                                                                      -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................      16,464,707        3,926,709       86,513,450
                                                                      -------------    -------------    -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
---------------------------------------------------------------------------------------------------------------------
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .      35,590,789        5,485,162      (56,115,058)
  FORWARD FOREIGN CURRENCY CONTRACTS ..............................               0                0                0
  FUTURES TRANSACTIONS ............................................               0                0                0
                                                                      -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS      35,590,789        5,485,162      (56,115,058)
                                                                      =============    =============    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............      52,055,496        9,411,871       30,398,392
                                                                      -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $  57,789,140    $   9,447,223    $  41,149,915
                                                                      -------------    -------------    -------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF ...........................   $      41,057    $           0    $      56,462

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                             EQUITY                     INTERNATIONAL
                                                                              VALUE            INDEX             CORE
                                                                          PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) ....................................................   $   4,159,592    $  21,327,761    $   1,488,931
  INTEREST ........................................................          28,293           25,722                0
  INCOME FROM AFFILIATED SECURITIES ...............................         167,416          472,072           52,611
  SECURITIES LENDING INCOME, NET ..................................          11,470          129,583           14,953
                                                                      -------------    -------------    -------------
TOTAL INVESTMENT INCOME ...........................................       4,366,771       21,955,138        1,556,495
                                                                      -------------    -------------    -------------

EXPENSES
  ADVISORY FEES ...................................................       1,669,416          953,525          762,888
  CUSTODY FEES ....................................................          44,518          221,031           80,304
  ACCOUNTING FEES .................................................               0                0           10,776
  PROFESSIONAL FEES ...............................................          17,359           50,274           28,188
  REGISTRATION FEES ...............................................             116              720               45
  SHAREHOLDER REPORTS .............................................           9,793           54,442            3,838
  TRUSTEES' FEES ..................................................           3,775            3,777            3,687
  OTHER FEES AND EXPENSES .........................................           6,279           22,057            2,459
                                                                      -------------    -------------    -------------
TOTAL EXPENSES ....................................................       1,751,256        1,305,826          892,185
                                                                      -------------    -------------    -------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................         (28,203)         (52,180)         (64,727)
  NET EXPENSES ....................................................       1,723,053        1,253,646          827,458
                                                                      -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ......................................       2,643,718       20,701,492          729,037
                                                                      -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
---------------------------------------------------------------------------------------------------------------------
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .      15,339,886       23,204,909        6,478,277
  FORWARD FOREIGN CURRENCY CONTRACTS ..............................               0                0                0
  FUTURES TRANSACTIONS ............................................               0          333,516                0
                                                                      -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................      15,339,886       23,538,425        6,478,277
                                                                      -------------    -------------    -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
---------------------------------------------------------------------------------------------------------------------
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .      10,096,858       91,158,379        9,651,689
  FORWARD FOREIGN CURRENCY CONTRACTS ..............................               0                0          (17,886)
  FUTURES TRANSACTIONS ............................................               0          (29,150)               0
                                                                      -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS      10,096,858       91,129,229        9,633,803
                                                                      =============    =============    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............      25,436,744      114,667,654       16,112,080
                                                                      -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $  28,080,462    $ 135,369,146    $  16,841,117
                                                                      -------------    -------------    -------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF ...........................   $      13,290    $           0    $     100,874

                                                                      INTERNATIONAL    INTERNATIONAL    INTERNATIONAL
                                                                             GROWTH            INDEX            VALUE
                                                                          PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) ....................................................   $   1,040,084    $   1,616,750    $   1,844,414
  INTEREST ........................................................           4,328            3,130           11,231
  INCOME FROM AFFILIATED SECURITIES ...............................          94,581           44,519           84,227
  SECURITIES LENDING INCOME, NET ..................................          17,406           17,389           20,892
                                                                      -------------    -------------    -------------
TOTAL INVESTMENT INCOME ...........................................       1,156,399        1,681,788        1,960,764
                                                                      -------------    -------------    -------------

EXPENSES
  ADVISORY FEES ...................................................       1,221,579          282,255          771,047
  CUSTODY FEES ....................................................         128,587           80,644           81,163
  ACCOUNTING FEES .................................................           7,541           20,125           13,712
  PROFESSIONAL FEES ...............................................          15,659           15,876           30,823
  REGISTRATION FEES ...............................................              51               46               44
  SHAREHOLDER REPORTS .............................................           5,816            5,295            5,506
  TRUSTEES' FEES ..................................................           3,774            3,774            3,779
  OTHER FEES AND EXPENSES .........................................           2,709            2,704            6,059
                                                                      -------------    -------------    -------------
TOTAL EXPENSES ....................................................       1,385,716          410,719          912,133
                                                                      -------------    -------------    -------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................        (120,496)        (106,689)         (16,852)
  NET EXPENSES ....................................................       1,265,220          304,030          895,281
                                                                      -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ......................................        (108,821)       1,377,758        1,065,483
                                                                      -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
---------------------------------------------------------------------------------------------------------------------
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .      12,697,943        3,655,606        9,567,899
  FORWARD FOREIGN CURRENCY CONTRACTS ..............................               0            9,192                0
  FUTURES TRANSACTIONS ............................................               0          539,263                0
                                                                      -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................      12,697,943        4,204,061        9,567,899
                                                                      -------------    -------------    -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
---------------------------------------------------------------------------------------------------------------------
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .      28,420,225       16,142,665       10,051,044
  FORWARD FOREIGN CURRENCY CONTRACTS ..............................             642           27,219             (102)
  FUTURES TRANSACTIONS ............................................               0          145,333                0
                                                                      -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS      28,420,867       16,315,217       10,050,942
                                                                      =============    =============    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............      41,118,810       20,519,278       19,618,841
                                                                      -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $  41,009,989    $  21,897,036    $  20,684,324
                                                                      -------------    -------------    -------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF ...........................   $     109,979    $      84,487    $      86,562

                                                                          LARGE CAP    LARGE COMPANY
                                                                       APPRECIATION           GROWTH
                                                                          PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) ....................................................   $     799,698    $  12,726,273
  INTEREST ........................................................               0                0
  INCOME FROM AFFILIATED SECURITIES ...............................          76,868          696,748
  SECURITIES LENDING INCOME, NET ..................................           1,570          132,659
                                                                      -------------    -------------
TOTAL INVESTMENT INCOME ...........................................         878,136       13,555,680
                                                                      -------------    -------------

EXPENSES
  ADVISORY FEES ...................................................         474,115       11,725,293
  CUSTODY FEES ....................................................          13,546          351,275
  ACCOUNTING FEES .................................................               0                0
  PROFESSIONAL FEES ...............................................          11,827           68,007
  REGISTRATION FEES ...............................................               0            1,264
  SHAREHOLDER REPORTS .............................................          13,528           97,134
  TRUSTEES' FEES ..................................................           3,796            3,793
  OTHER FEES AND EXPENSES .........................................           1,927           37,641
                                                                      -------------    -------------
TOTAL EXPENSES ....................................................         518,739       12,284,407
                                                                      -------------    -------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................         (39,958)      (1,533,631)
  NET EXPENSES ....................................................         478,781       10,750,776
                                                                      -------------    -------------
NET INVESTMENT INCOME (LOSS) ......................................         399,355        2,804,904
                                                                      -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
----------------------------------------------------------------------------------------------------
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .      11,632,863       64,646,295
  FORWARD FOREIGN CURRENCY CONTRACTS ..............................               0                0
  FUTURES TRANSACTIONS ............................................               0                0
                                                                      -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................      11,632,863       64,646,295
                                                                      -------------    -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
----------------------------------------------------------------------------------------------------
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .      (1,036,045)     144,312,725
  FORWARD FOREIGN CURRENCY CONTRACTS ..............................               0                0
  FUTURES TRANSACTIONS ............................................               0                0
                                                                      -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS      (1,036,045)     144,312,725
                                                                      =============    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............      10,596,818      208,959,020
                                                                      -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $  10,996,173    $ 211,763,924
                                                                      -------------    -------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF ...........................   $           0    $     382,239

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                                      STATEMENT OF OPERATIONS --
                             FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         SMALL CAP   SMALL COMPANY   SMALL COMPANY        STRATEGIC
                                                                             INDEX          GROWTH           VALUE  SMALL CAP VALUE
                                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO(2)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) ....................................................  $   2,035,745   $   2,469,667   $   3,977,565    $     294,106
  INTEREST ........................................................          5,910              82          61,142          100,773
  INCOME FROM AFFILIATED SECURITIES ...............................        154,079         491,686         449,899           73,574
  SECURITIES LENDING INCOME, NET ..................................         88,142         229,897         135,565                0
                                                                     -------------   -------------   -------------    -------------
TOTAL INVESTMENT INCOME ...........................................      2,283,876       3,191,332       4,624,171          468,453
                                                                     -------------   -------------   -------------    -------------

EXPENSES
  ADVISORY FEES ...................................................        372,416       4,078,723       2,905,315          257,788
  CUSTODY FEES ....................................................         37,242          93,044          65,427            5,729
  PROFESSIONAL FEES ...............................................         18,968          23,898          20,277            4,568
  REGISTRATION FEES ...............................................          4,994             298             168               42
  SHAREHOLDER REPORTS .............................................          9,735          22,485          15,194              510
  TRUSTEES' FEES ..................................................          3,772           3,776           3,776            1,252
  OTHER FEES AND EXPENSES .........................................          3,479           5,765           7,628            1,530
                                                                     -------------   -------------   -------------    -------------
TOTAL EXPENSES ....................................................        450,606       4,227,989       3,017,785          271,419
                                                                     -------------   -------------   -------------    -------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................        (25,029)        (19,444)       (573,138)         (56,595)
  NET EXPENSES ....................................................        425,577       4,208,545       2,444,647          214,824
                                                                     -------------   -------------   -------------    -------------
NET INVESTMENT INCOME (LOSS) ......................................      1,858,299      (1,017,213)      2,179,524          253,629
                                                                     -------------   -------------   -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
-----------------------------------------------------------------------------------------------------------------------------------
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .     17,339,115      77,318,419      60,222,758          644,786
  FUTURES TRANSACTIONS ............................................      1,024,718               0               0                0
                                                                     -------------   -------------   -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................     18,363,833      77,318,419      60,222,758          644,786
                                                                     -------------   -------------   -------------    -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
-----------------------------------------------------------------------------------------------------------------------------------
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .     28,026,652      87,513,659      15,224,032        8,204,870
  FUTURES TRANSACTIONS ............................................        217,000               0               0                0
                                                                     -------------   -------------   -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS     28,243,652      87,513,659      15,224,032        8,204,870
                                                                     =============   =============   =============    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............     46,607,485     164,832,078      75,446,790        8,849,656
                                                                     -------------   -------------   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...     48,465,784     163,814,865      77,626,314        9,103,285
                                                                     =============   =============   =============    =============

  (1) NET OF FOREIGN WITHHOLDING TAXES OF .........................  $         725   $       6,256   $           0    $           0

  (2) THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     C&B LARGE CAP VALUE PORTFOLIO(1)
                                                                  --------------------------------------
                                                                            FOR THE
                                                                   SIX MONTHS ENDED              FOR THE
                                                                     MARCH 31, 2006         PERIOD ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ........................................   $     774,696,069    $               0

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................           5,733,644            4,743,929
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................          16,464,707           11,559,905
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................          35,590,789              (56,242)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................          57,789,140           16,247,592
                                                                  -----------------    -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  CONTRIBUTIONS ...............................................          27,769,856          781,393,050
  WITHDRAWALS .................................................         (49,366,000)         (22,944,573)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ........................................         (21,596,144)         758,448,477
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................          36,192,996          774,696,069
                                                                  -----------------    -----------------
ENDING NET ASSETS .............................................   $     810,889,065    $     774,696,069
                                                                  =================    =================

                                                                       DISCIPLINED GROWTH PORTFOLIO
                                                                  --------------------------------------
                                                                            FOR THE
                                                                   SIX MONTHS ENDED              FOR THE
                                                                     MARCH 31, 2006           YEAR ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ........................................   $     184,902,166    $     178,341,304

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................              35,352              813,047
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................           3,926,709            3,565,680
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................           5,485,162           16,219,053
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................           9,447,223           20,597,780
                                                                  -----------------    -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  CONTRIBUTIONS ...............................................           3,105,614            7,178,229
  WITHDRAWALS .................................................          (8,742,858)         (21,215,147)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ........................................          (5,637,244)         (14,036,918)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................           3,809,979            6,560,862
                                                                  -----------------    -----------------
ENDING NET ASSETS .............................................   $     188,712,145    $     184,902,166
                                                                  =================    =================

  (1)   THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                         EQUITY INCOME PORTFOLIO
                                                                  --------------------------------------
                                                                            FOR THE
                                                                   SIX MONTHS ENDED              FOR THE
                                                                     MARCH 31, 2006           YEAR ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ........................................   $   1,273,196,285    $   1,739,060,014

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................          10,751,523           29,718,544
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................          86,513,450          263,090,149
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................         (56,115,058)        (101,890,052)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................          41,149,915          190,918,641
                                                                  -----------------    -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  CONTRIBUTIONS ...............................................          27,032,429           22,472,150
  WITHDRAWALS .................................................        (276,735,585)        (679,254,520)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ........................................        (249,703,156)        (656,782,370)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................        (208,553,241)        (465,863,729)
                                                                  -----------------    -----------------
ENDING NET ASSETS .............................................   $   1,064,643,044    $   1,273,196,285
                                                                  =================    =================

                                                                          EQUITY VALUE PORTFOLIO
                                                                  --------------------------------------
                                                                            FOR THE
                                                                   SIX MONTHS ENDED              FOR THE
                                                                     MARCH 31, 2006           YEAR ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ........................................   $     438,219,988    $     225,993,634

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................           2,643,718            4,211,622
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................          15,339,886           36,519,620
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................          10,096,858           24,408,508
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................          28,080,462           65,139,750
                                                                  -----------------    -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  CONTRIBUTIONS ...............................................          24,931,951          240,172,585
  WITHDRAWALS .................................................         (25,918,333)         (93,085,981)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ........................................            (986,382)         147,086,604
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................          27,094,080          212,226,354
                                                                  -----------------    -----------------
ENDING NET ASSETS .............................................   $     465,314,068    $     438,219,988
                                                                  =================    =================

                                                                             INDEX PORTFOLIO
                                                                  --------------------------------------
                                                                            FOR THE
                                                                   SIX MONTHS ENDED              FOR THE
                                                                     MARCH 31, 2006           YEAR ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ........................................   $   2,151,037,408    $   1,846,126,209

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................          20,701,492           41,951,828
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................          23,538,425           84,611,766
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................          91,129,229          139,639,605
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................         135,369,146          266,203,199
                                                                  -----------------    -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  CONTRIBUTIONS ...............................................         180,455,274          321,376,976
  WITHDRAWALS .................................................        (135,595,825)        (282,668,976)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ........................................          44,859,449           38,708,000
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................         180,228,595          304,911,199
                                                                  -----------------    -----------------
ENDING NET ASSETS .............................................   $   2,331,266,003    $   2,151,037,408
                                                                  =================    =================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       INTERNATIONAL CORE PORTFOLIO
                                                                  --------------------------------------
                                                                            FOR THE
                                                                   SIX MONTHS ENDED              FOR THE
                                                                     MARCH 31, 2006           YEAR ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ........................................   $     160,473,368    $     461,906,264

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................             729,037            2,503,163
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................           6,478,277           64,013,738
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................           9,633,803          (35,614,283)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................          16,841,117           30,902,618
                                                                  -----------------    -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  CONTRIBUTIONS ...............................................           3,143,823           15,224,525
  WITHDRAWALS .................................................         (13,418,131)        (347,560,039)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ........................................         (10,274,308)        (332,335,514)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................           6,566,809         (301,432,896)
                                                                  -----------------    -----------------
ENDING NET ASSETS .............................................   $     167,040,177    $     160,473,368
                                                                  =================    =================

                                                                    INTERNATIONAL GROWTH PORTFOLIO(2)
                                                                  --------------------------------------
                                                                            FOR THE
                                                                   SIX MONTHS ENDED              FOR THE
                                                                     MARCH 31, 2006         PERIOD ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ........................................   $     251,828,302    $               0

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................            (108,821)           1,687,794
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................          12,697,943            8,235,022
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................          28,420,867           26,128,962
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................          41,009,989           36,051,778
                                                                  -----------------    -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  CONTRIBUTIONS ...............................................          10,591,945          248,728,667
  WITHDRAWALS .................................................         (23,765,057)         (32,952,143)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ........................................         (13,173,112)         215,776,524
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................          27,836,877          251,828,302
                                                                  -----------------    -----------------
ENDING NET ASSETS .............................................   $     279,665,179    $     251,828,302
                                                                  =================    =================

  (2)   THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                     INTERNATIONAL INDEX PORTFOLIO(2)
                                                                  --------------------------------------
                                                                            FOR THE
                                                                   SIX MONTHS ENDED              FOR THE
                                                                     MARCH 31, 2006         PERIOD ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ........................................   $     161,372,219    $               0

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................           1,377,758            3,791,332
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................           4,204,061            3,715,456
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................          16,315,217           24,359,661
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................          21,897,036           31,866,449
                                                                  -----------------    -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  CONTRIBUTIONS ...............................................           1,998,726          159,805,164
  WITHDRAWALS .................................................         (17,628,061)         (30,299,394)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ........................................         (15,629,335)         129,505,770
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................           6,267,701          161,372,219
                                                                  -----------------    -----------------
ENDING NET ASSETS .............................................   $     167,639,920    $     161,372,219
                                                                  =================    =================

                                                                      INTERNATIONAL VALUE PORTFOLIO
                                                                  --------------------------------------
                                                                            FOR THE
                                                                   SIX MONTHS ENDED              FOR THE
                                                                     MARCH 31, 2006           YEAR ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ........................................   $     162,175,581    $     155,296,981

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................           1,065,483            3,531,358
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................           9,567,899           14,568,321
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................          10,050,942           19,114,976
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................          20,684,324           37,214,655
                                                                  -----------------    -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  CONTRIBUTIONS ...............................................           4,094,347            7,530,070
  WITHDRAWALS .................................................         (17,467,088)         (37,866,125)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ........................................         (13,372,741)         (30,336,055)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................           7,311,583            6,878,600
                                                                  -----------------    -----------------
ENDING NET ASSETS .............................................   $     169,487,164    $     162,175,581
                                                                  =================    =================

                                                                     LARGE CAP APPRECIATION PORTFOLIO
                                                                  --------------------------------------
                                                                            FOR THE
                                                                   SIX MONTHS ENDED              FOR THE
                                                                     MARCH 31, 2006           YEAR ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ........................................   $     132,789,757    $     114,158,777

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................             399,355            1,029,238
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................          11,632,863            9,657,362
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................          (1,036,045)          11,730,871
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................          10,996,173           22,417,471
                                                                  -----------------    -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  CONTRIBUTIONS ...............................................           7,120,702           13,469,241
  WITHDRAWALS .................................................          (9,027,792)         (17,255,732)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ........................................          (1,907,090)          (3,786,491)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................           9,089,083           18,630,980
                                                                  -----------------    -----------------
ENDING NET ASSETS .............................................   $     141,878,840    $     132,789,757
                                                                  =================    =================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      LARGE COMPANY GROWTH PORTFOLIO
                                                                  --------------------------------------
                                                                            FOR THE
                                                                   SIX MONTHS ENDED              FOR THE
                                                                     MARCH 31, 2006           YEAR ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ........................................   $   3,563,533,543    $   3,403,979,864

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................           2,804,904           24,671,536
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................          64,646,295          176,488,735
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................         144,312,725          200,597,199
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................         211,763,924          401,757,470
                                                                  -----------------    -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  CONTRIBUTIONS ...............................................          82,850,202          497,083,297
  WITHDRAWALS .................................................        (435,193,416)        (739,287,088)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ........................................        (352,343,214)        (242,203,791)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................        (140,579,290)         159,553,679
                                                                  -----------------    -----------------
ENDING NET ASSETS .............................................   $   3,422,954,253    $   3,563,533,543
                                                                  =================    =================

                                                                        SMALL CAP INDEX PORTFOLIO
                                                                  --------------------------------------
                                                                            FOR THE
                                                                   SIX MONTHS ENDED              FOR THE
                                                                     MARCH 31, 2006           YEAR ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ........................................   $     359,172,109    $     311,448,570

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................           1,858,299            3,380,122
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................          18,363,833           14,081,612
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................          28,243,652           46,194,745
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................          48,465,784           63,656,479
                                                                  -----------------    -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  CONTRIBUTIONS ...............................................          21,551,566           28,963,364
  WITHDRAWALS .................................................         (26,464,107)         (44,896,304)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ........................................          (4,912,541)         (15,932,940)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................          43,553,243           47,723,539
                                                                  -----------------    -----------------
ENDING NET ASSETS .............................................   $     402,725,352    $     359,172,109
                                                                  =================    =================

  (3)   THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                      SMALL COMPANY GROWTH PORTFOLIO
                                                                  --------------------------------------
                                                                            FOR THE
                                                                   SIX MONTHS ENDED              FOR THE
                                                                     MARCH 31, 2006           YEAR ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ........................................   $     889,007,735    $     798,352,072

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................          (1,017,213)          (3,794,922)
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................          77,318,419           96,209,873
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................          87,513,659           34,372,379
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................         163,814,865          126,787,330
                                                                  -----------------    -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  CONTRIBUTIONS ...............................................          43,474,285           84,733,044
  WITHDRAWALS .................................................         (68,769,259)        (120,864,711)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ........................................         (25,294,974)         (36,131,667)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................         138,519,891           90,655,663
                                                                  -----------------    -----------------
ENDING NET ASSETS .............................................   $   1,027,527,626    $     889,007,735
                                                                  =================    =================

                                                                      SMALL COMPANY VALUE PORTFOLIO
                                                                  --------------------------------------
                                                                            FOR THE
                                                                   SIX MONTHS ENDED              FOR THE
                                                                     MARCH 31, 2006           YEAR ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ........................................   $     620,229,304    $     445,746,360

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................           2,179,524            3,246,193
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................          60,222,758           90,994,124
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................          15,224,032           18,729,897
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................          77,626,314          112,970,214
                                                                  -----------------    -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  CONTRIBUTIONS ...............................................         145,374,648          137,873,623
  WITHDRAWALS .................................................        (219,752,915)         (76,360,893)
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ........................................         (74,378,267)          61,512,730
                                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................           3,248,047          174,482,944
                                                                  -----------------    -----------------
ENDING NET ASSETS .............................................   $     623,477,351    $     620,229,304
                                                                  =================    =================

                                                                  STRATEGIC SMALL CAP VALUE PORTFOLIO(3)
                                                                  --------------------------------------
                                                                            FOR THE
                                                                       PERIOD ENDED
                                                                     MARCH 31, 2006
                                                                        (UNAUDITED)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ........................................   $               0

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................             253,629
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................             644,786
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...........................................           8,204,870
                                                                  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................           9,103,285
                                                                  -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  CONTRIBUTIONS ...............................................         196,976,951
  WITHDRAWALS .................................................          (3,803,163)
                                                                  -----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ........................................         193,173,788
                                                                  -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................         202,277,073
                                                                  -----------------
ENDING NET ASSETS .............................................   $     202,277,073
                                                                  =================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                               ----------------------------------------------------
                                                                                                                   PORTFOLIO
                                               NET INVESTMENT        GROSS     EXPENSES         NET       TOTAL     TURNOVER
                                                INCOME (LOSS)     EXPENSES       WAIVED    EXPENSES   RETURN(2)         RATE
----------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO MARCH 31, 2006 (UNAUDITED) ...       1.44%        0.77%      (0.11)%       0.66%       7.42%          15%
DECEMBER 6, 2004(3) TO SEPTEMBER 30, 2005 .......       0.98%        0.77%      (0.06)%       0.71%       1.51%          19%

DISCIPLINED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO MARCH 31, 2006 (UNAUDITED) ...       0.04%        0.79%      (0.01)%       0.78%       5.23%          40%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........       0.44%        0.79%      (0.01)%       0.78%      11.76%          45%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........       0.28%        0.80%      (0.26)%       0.54%       9.88%          87%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........       0.28%        0.88%      (0.15)%       0.73%      25.65%         117%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       0.27%        0.91%      (0.18)%       0.73%     (12.57)%        156%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       0.15%        0.82%      (0.10)%       0.72%     (20.55)%        181%

EQUITY INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO MARCH 31, 2006 (UNAUDITED) ...       1.88%        0.75%      (0.05)%       0.70%       3.64%           3%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........       2.04%        0.73%      (0.13)%       0.60%      13.30%          20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........       1.86%        0.77%      (0.21)%       0.56%      17.04%          11%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........       2.01%        0.78%      (0.11)%       0.67%      20.66%           9%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       1.61%        0.78%      (0.10)%       0.68%     (19.49)%         12%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       1.29%        0.78%      (0.10)%       0.68%      (8.61)%          3%

EQUITY VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO MARCH 31, 2006 (UNAUDITED) ...       1.19%        0.79%      (0.01)%       0.78%       6.33%          53%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........       1.22%        0.78%      (0.02)%       0.76%      21.61%         145%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........       1.25%        0.80%      (0.18)%       0.62%      17.82%         122%
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ........       0.64%        0.86%      (0.32)%       0.54%      (1.80)%          3%

INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO MARCH 31, 2006 (UNAUDITED) ...       1.87%        0.12%       0.00%        0.12%       6.34%           3%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........       2.08%        0.12%      (0.08)%       0.04%      12.23%           8%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........       1.71%        0.17%      (0.14)%       0.03%      13.87%           2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........       1.70%        0.18%      (0.05)%       0.13%      24.42%           3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       1.40%        0.18%      (0.05)%       0.13%     (20.52)%          4%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       1.23%        0.18%      (0.05)%       0.13%     (26.56)%          2%

INTERNATIONAL CORE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO MARCH 31, 2006 (UNAUDITED) ...       0.91%        1.11%      (0.08)%       1.03%      10.71%          24%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........       1.51%        1.09%      (0.01)%       1.08%      18.69%         108%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........       0.86%        1.11%      (0.15)%       0.96%      13.84%          33%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........       0.81%        1.12%      (0.03)%       1.09%      18.39%          75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       0.54%        1.26%      (0.02)%       1.24%     (19.04)%         38%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       0.57%        1.31%      (0.04)%       1.27%     (28.86)%         33%

INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO MARCH 31, 2006 (UNAUDITED) ...      (0.08)%       1.08%      (0.09)%       0.99%      16.76%          30%
OCTOBER 6, 2004(3) TO SEPTEMBER 30, 2005 ........       1.02%        1.08%      (0.02)%       1.06%      22.30%          67%

INTERNATIONAL INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO MARCH 31, 2006 (UNAUDITED) ...       1.71%        0.51%      (0.13)%       0.38%      14.27%           2%
OCTOBER 6, 2004(3) TO SEPTEMBER 30, 2005 ........       2.41%        0.49%      (0.03)%       0.46%      21.90%          21%

INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO MARCH 31, 2006 (UNAUDITED) ...       1.31%        1.12%      (0.02)%       1.10%      13.24%           9%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........       2.21%        1.11%      (0.01)%       1.10%      25.92%          14%
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004 .......       2.61%        1.02%      (0.18)%       0.84%      20.00%          24%

LARGE CAP APPRECIATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO MARCH 31, 2006 (UNAUDITED) ...       0.59%        0.77%      (0.06)%       0.71%       8.30%          80%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........       0.83%        0.74%       0.00%        0.74%      20.02%         133%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........       0.50%        0.76%      (0.14)%       0.62%      10.56%         149%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........       0.29%        0.81%      (0.09)%       0.72%      18.50%         153%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       0.37%        0.88%      (0.16)%       0.72%     (20.04)%        123%
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 ........       1.51%        0.79%      (0.07)%       0.72%      (7.01)%         10%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                               ----------------------------------------------------
                                                                                                                   PORTFOLIO
                                               NET INVESTMENT        GROSS     EXPENSES         NET       TOTAL     TURNOVER
                                                INCOME (LOSS)     EXPENSES       WAIVED    EXPENSES   RETURN(2)         RATE
----------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO MARCH 31, 2006 (UNAUDITED) ...       0.16%        0.70%      (0.09)%       0.61%       5.94%           3%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........       0.69%        0.69%      (0.01)%       0.68%      11.03%          18%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........      (0.09)%       0.76%      (0.08)%       0.68%       2.96%          14%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........      (0.24)%       0.78%      (0.02)%       0.76%      27.90%          13%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........      (0.34)%       0.78%       0.00%        0.78%     (22.32)%         18%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........      (0.29)%       0.78%       0.00%        0.78%     (39.70)%         13%

SMALL CAP INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO MARCH 31, 2006 (UNAUDITED) ...       1.00%        0.24%      (0.01)%       0.23%      13.23%          11%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........       1.00%        0.23%      (0.05)%       0.18%      21.03%          14%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........       0.93%        0.28%      (0.19)%       0.09%      23.97%          17%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........       0.74%        0.31%      (0.02)%       0.29%      27.79%          11%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       0.57%        0.33%      (0.01)%       0.32%      (2.60)%         17%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       0.90%        0.33%      (0.01)%       0.32%     (12.27)%         25%

SMALL COMPANY GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO MARCH 31, 2006 (UNAUDITED) ...      (0.22)%       0.91%       0.00%        0.91%      18.61%          67%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........      (0.45)%       0.91%       0.00%        0.91%      16.51%         142%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........      (0.63)%       0.93%      (0.07)%       0.86%      12.70%         145%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........      (0.35)%       0.94%      (0.02)%       0.92%      37.90%         163%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........      (0.40)%       0.94%       0.00%        0.94%     (19.95)%        169%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........      (0.17)%       0.94%       0.00%        0.94%     (23.09)%        206%

SMALL COMPANY VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2005 TO MARCH 31, 2006 (UNAUDITED) ...       0.67%        0.92%      (0.18)%       0.74%      11.82%          58%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........       0.61%        0.92%      (0.10)%       0.82%      24.77%          70%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........       0.54%        0.93%      (0.13)%       0.80%      23.72%          64%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........       0.70%        0.95%      (0.16)%       0.79%      38.33%          80%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       0.68%        0.98%      (0.19)%       0.79%      (2.16)%         98%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       1.32%        0.97%      (0.18)%       0.79%      10.70%          90%

STRATEGIC SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
JANUARY 31, 2006(3) TO MARCH 31, 2006 (UNAUDITED)       0.30%        0.99%      (0.21)%       0.78%       4.00%           6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      NOTES TO FINANCIAL HIGHLIGHTS
      --------------------------------------------------------------------------

      (1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

      (2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

      (3)   Commencement of operations.

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 19 separate investment portfolios. These financial statements are for 15 of those portfolios as follows: the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, Internationl Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

      As of March 31, 2006, outstanding forward contracts were as follows:

                                      Currency                                                Currency        Net Unrealized
                                    Amount to be                                            Amount to be       Appreciation/
      Portfolio                       Received     Type of Currency     Settlement Date       Delivered       (Depreciation)
----------------------------------------------------------------------------------------------------------------------------
      INTERNATIONAL INDEX PORTFOLIO      233,000   Australia Dollar        6/30/2006        $  165,353           $ 1,215
                                         290,000   Switzerland Franc       6/30/2006           225,365              (763)
                                         907,000         Euro              6/30/2006         1,102,567             2,732
                                         453,000     British Pound         6/30/2006           794,299            (6,315)
                                      97,500,000     Japanese Yen          6/30/2006           845,877            (7,034)
----------------------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2006, the following Funds held futures contracts:

                                                                                                              Net Unrealized
                                                                                                               Appreciation
      Portfolio                          Contracts       Type           Expiration Date    Notional Amount    (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
      INDEX PORTFOLIO                     34 Long      S&P 500            June 2006         $11,046,350         $ 31,700
-----------------------------------------------------------------------------------------------------------------------------
      INTERNATIONAL INDEX PORTFOLIO       31 Long   DJ Eurostoxx 50       June 2006           1,413,941            2,138
                                          11 Long   FTSE 100 Index        June 2006           1,149,480           (3,682)
                                           8 Long        TOPIX            June 2006           1,095,009           80,600
-----------------------------------------------------------------------------------------------------------------------------
      SMALL CAP INDEX PORTFOLIO           14 Long    Russell 2000         June 2006           5,215,375          187,225
-----------------------------------------------------------------------------------------------------------------------------

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2005, Wells Fargo Bank, N.A. received 35% of the revenues earned on the securities lending activities and incurred all expenses. The value of the securities on loan and the value of the related collateral at March 31, 2006, are shown on the Statement of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                      Advisory Fees                                                 Subadvisory Fees
                               Average Daily          (% of Average                           Average Daily          (% of Average
      Portfolio                  Net Assets         Daily Net Assets)       Subadviser          Net Assets         Daily Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
      C&B LARGE CAP          First $500 million           0.750        Cooke & Bieler, L.P.   First $250 million         0.450
      VALUE PORTFOLIO         Next $500 million           0.700                                Next $250 million         0.400
                                Next $2 billion           0.650                                Next $250 million         0.350
                                Next $2 billion           0.625                                Over $750 million         0.300
                                Over $5 billion           0.600
------------------------------------------------------------------------------------------------------------------------------------
      DISCIPLINED            First $500 million           0.750            Smith Asset        First $200 million         0.300
      GROWTH PORTFOLIO        Next $500 million           0.700             Management         Next $300 million         0.200
                                Next $2 billion           0.650            Group, L.P.         Over $500 million         0.150
                                Next $2 billion           0.625
                                Over $5 billion           0.600
------------------------------------------------------------------------------------------------------------------------------------
      EQUITY INCOME          First $500 million           0.750           Wells Capital       First $100 million         0.350
      PORTFOLIO*              Next $500 million           0.700             Management         Next $100 million         0.300
                                Next $2 billion           0.650            Incorporated        Next $300 million         0.200
                                Next $2 billion           0.625                                Over $500 million         0.150
                                Over $5 billion           0.600
------------------------------------------------------------------------------------------------------------------------------------
      EQUITY VALUE           First $500 million           0.750        Systematic Financial   First $150 million         0.300
      PORTFOLIO               Next $500 million           0.700          Management L.P.       Next $200 million         0.200
                                Next $2 billion           0.650                                Next $400 million         0.150
                                Next $2 billion           0.625                                Next $250 million         0.130
                                Over $5 billion           0.600                                  Over $1 billion         0.100
------------------------------------------------------------------------------------------------------------------------------------
      INDEX PORTFOLIO*       First $500 million           0.100           Wells Capital       First $100 million         0.050
                              Next $500 million           0.100             Management         Next $100 million         0.030
                                Next $2 billion           0.075            Incorporated        Over $200 million         0.020
                                Next $2 billion           0.075
                                Over $5 billion           0.050
------------------------------------------------------------------------------------------------------------------------------------
      INTERNATIONAL          First $500 million           0.950              New Star          First $50 million         0.350
      CORE PORTFOLIO          Next $500 million           0.900           Institutional        Next $500 million         0.290
                                Next $2 billion           0.850              Managers          Over $550 million         0.200
                                Next $2 billion           0.825              Limited
                                Over $5 billion           0.800
------------------------------------------------------------------------------------------------------------------------------------
      INTERNATIONAL          First $500 million           0.950          Artisan Partners     First $250 million         0.700
      GROWTH PORTFOLIO        Next $500 million           0.900        Limited Partnership     Over $250 million         0.500
                                Next $2 billion           0.850
                                Next $2 billion           0.825
                                Over $5 billion           0.800
------------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                      Advisory Fees                                                 Subadvisory Fees
                               Average Daily          (% of Average                             Average Daily        (% of Average
      Portfolio                  Net Assets         Daily Net Assets)       Subadviser            Net Assets       Daily Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
      INTERNATIONAL          First $500 million           0.350             SSgA Funds        First $100 million         0.080
      INDEX PORTFOLIO         Next $500 million           0.350             Management         Over $100 million         0.060
                                Next $2 billion           0.325
                                Next $2 billion           0.325
                                Over $5 billion           0.300
------------------------------------------------------------------------------------------------------------------------------------
      INTERNATIONAL          First $500 million           0.950             LSV Asset         First $150 million         0.350
      VALUE PORTFOLIO         Next $500 million           0.900             Management         Next $350 million         0.400
                                Next $2 billion           0.850                                Next $250 million         0.350
                                Next $2 billion           0.825                                Next $250 million         0.325
                                Over $5 billion           0.800                                  Over $1 billion         0.300
------------------------------------------------------------------------------------------------------------------------------------
      LARGE CAP              First $500 million           0.700          Cadence Capital      First $250 million         0.300
      APPRECIATION            Next $500 million           0.700           Management LLC       Next $250 million         0.200
      PORTFOLIO                 Next $2 billion           0.650                                Next $500 million         0.150
                                Next $2 billion           0.625                                  Over $1 billion         0.100
                                Over $5 billion           0.600
------------------------------------------------------------------------------------------------------------------------------------
      LARGE COMPANY          First $500 million           0.750         Peregrine Capital      First $25 million         0.750
      GROWTH PORTFOLIO        Next $500 million           0.700          Management, Inc.       Next $25 million         0.600
                                Next $2 billion           0.650                                Next $225 million         0.500
                                Next $2 billion           0.625                                Over $275 million         0.300
                                Over $5 billion           0.600
------------------------------------------------------------------------------------------------------------------------------------
      SMALL CAP INDEX        First $500 million           0.200           Wells Capital       First $100 million         0.050
      PORTFOLIO*              Next $500 million           0.200             Management         Next $100 million         0.030
                                Next $2 billion           0.175            Incorporated        Over $200 million         0.020
                                Next $2 billion           0.175
                                Over $5 billion           0.150
------------------------------------------------------------------------------------------------------------------------------------
      SMALL COMPANY          First $500 million           0.900         Peregrine Capital      First $50 million         0.900
      GROWTH PORTFOLIO        Next $500 million           0.850          Management, Inc.      Next $130 million         0.750
                                Next $2 billion           0.800                                Next $160 million         0.650
                                Next $2 billion           0.775                                Next $345 million         0.500
                                Over $5 billion           0.750                                 Next $50 million         0.520
                                                                                               Over $735 million         0.550
------------------------------------------------------------------------------------------------------------------------------------
      SMALL COMPANY          First $500 million           0.900         Peregrine Capital     First $175 million         0.500
      VALUE PORTFOLIO         Next $500 million           0.850          Management, Inc.      Over $175 million         0.750
                                Next $2 billion           0.800
                                Next $2 billion           0.775
                                Over $5 billion           0.750
------------------------------------------------------------------------------------------------------------------------------------
      STRATEGIC SMALL CAP    First $500 million           0.900           Wells Capital       First $200 million         0.450
      VALUE PORTFOLIO         Next $500 million           0.850             Management         Over $200 million         0.400
                                Next $2 billion           0.800            Incorporated
                                Next $2 billion           0.775
                                Over $5 billion           0.750
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

      * Effective January 1, 2006. Prior to January 1, 2006, Subadviser(s) were entitled to be paid a monthly fee at the following rates:

                                                                           Subadvisory
                                                      Average Daily      Fees (% of Average
      Portfolio                  Subadviser             Net Assets       Daily Net Assets)
-------------------------------------------------------------------------------------------
      EQUITY INCOME             Wells Capital       First $200 million        0.250
      PORTFOLIO                  Management          Next $200 million        0.200
                                Incorporated         Over $400 million        0.150
-------------------------------------------------------------------------------------------
      INDEX PORTFOLIO           Wells Capital       First $200 million        0.020
                                 Management          Over $200 million        0.010
                                Incorporated
-------------------------------------------------------------------------------------------
      INTERNATIONAL GROWTH    Artisan Partners        All asset levels        0.700
      PORTFOLIO              Limited Partnership
-------------------------------------------------------------------------------------------
      SMALL CAP INDEX           Wells Capital       First $200 million        0.020
      PORTFOLIO                  Management          Over $200 million        0.010
                                Incorporated

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                 % of Average
      Portfolio                                                Daily Net Assets
--------------------------------------------------------------------------------
      INTERNATIONAL CORE PORTFOLIO                                   0.10
--------------------------------------------------------------------------------
      INTERNATIONAL GROWTH PORTFOLIO                                 0.10
--------------------------------------------------------------------------------
      INTERNATIONAL INDEX PORTFOLIO                                  0.10
--------------------------------------------------------------------------------
      INTERNATIONAL VALUE PORTFOLIO                                  0.10
--------------------------------------------------------------------------------
      ALL OTHER FUNDS                                                0.02
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

      For the period ended March 31, 2006, the following funds paid brokerage commissions to an affiliated broker dealer:

      Portfolio                                              Broker Commission
--------------------------------------------------------------------------------
      Small Company Growth Portfolio                              $8,124
--------------------------------------------------------------------------------

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended March 31, 2006, were as follows:

      Portfolio                             Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
      C&B LARGE CAP VALUE PORTFOLIO           $114,601,117         $122,929,813
--------------------------------------------------------------------------------
      DISCIPLINED GROWTH PORTFOLIO              72,191,673           74,705,497
--------------------------------------------------------------------------------
      EQUITY INCOME PORTFOLIO                   39,292,629          281,678,052
--------------------------------------------------------------------------------
      EQUITY VALUE PORTFOLIO                   234,685,842          236,120,500
--------------------------------------------------------------------------------
      INDEX PORTFOLIO                          155,433,837           71,287,796
--------------------------------------------------------------------------------
      INTERNATIONAL CORE PORTFOLIO              38,249,439           49,424,015
--------------------------------------------------------------------------------
      INTERNATIONAL GROWTH PORTFOLIO            75,779,748           90,739,551
--------------------------------------------------------------------------------
      INTERNATIONAL INDEX PORTFOLIO              2,641,220           17,680,311
--------------------------------------------------------------------------------
      INTERNATIONAL VALUE PORTFOLIO             14,540,851           26,882,236
--------------------------------------------------------------------------------
      LARGE CAP APPRECIATION PORTFOLIO         106,403,724          105,748,284
--------------------------------------------------------------------------------
      LARGE COMPANY GROWTH PORTFOLIO            90,177,225          464,592,490
--------------------------------------------------------------------------------
      SMALL CAP INDEX PORTFOLIO                 39,795,161           43,091,348
--------------------------------------------------------------------------------
      SMALL COMPANY GROWTH PORTFOLIO           611,682,946          650,005,416
--------------------------------------------------------------------------------
      SMALL COMPANY VALUE PORTFOLIO            358,738,527          444,207,613
--------------------------------------------------------------------------------
      STRATEGIC SMALL CAP VALUE PORTFOLIO      198,451,603           11,097,867
--------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE          LENGTH OF SERVICE**       PAST FIVE YEARS                       OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------
      Thomas S. Goho        Trustee, since 1987       Chair of Finance, Wake Forest         None
      63                                              University, since 2006. Benson-
                                                      Pruitt Professorship, Wake Forest
                                                      University, Calloway School of
                                                      Business and Accountancy, since
                                                      1999.
----------------------------------------------------------------------------------------------------------------
      Peter G. Gordon       Trustee, since 1998       Chairman, CEO, and Co-Founder of      None
      63                    (Chairman, since 2005)    Crystal Geyser Water Company, and
                                                      President of Crystal Geyser Roxane
                                                      Water Company.
----------------------------------------------------------------------------------------------------------------
      Richard M. Leach      Trustee, since 1987       Retired. Prior thereto, President     None
      72                                              of Richard M. Leach Associates (a
                                                      financial consulting firm).
----------------------------------------------------------------------------------------------------------------
      Olivia S. Mitchell    Trustee, since 2006       Professor of Insurance and Risk       None
      53                                              Management, Wharton School,
                                                      University of Pennsylvania.
                                                      Director of the Boettner Center on
                                                      Pensions and Retirement. Research
                                                      Associate and Board Member, Penn
                                                      Aging Research Center. Research
                                                      Associate, National Bureau of
                                                      Economic Research.
----------------------------------------------------------------------------------------------------------------
      Timothy J. Penny      Trustee, since 1996       Senior Counselor to the public        None
      54                                              relations firm of Himle-Horner,
                                                      and Senior Fellow at the Humphrey
                                                      Institute, Minneapolis, Minnesota
                                                      (a public policy organization).
----------------------------------------------------------------------------------------------------------------
      Donald C. Willeke     Trustee, since 1996       Principal of the law firm of          None
      65                                              Willeke & Daniels.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

----------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE          LENGTH OF SERVICE**       PAST FIVE YEARS                       OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------
      J. Tucker Morse       Trustee, since 1987       Private Investor/Real Estate          None
      61                                              Developer. Prior thereto,
                                                      Chairman of White Point Capital,
                                                      LLC until 2005.
----------------------------------------------------------------------------------------------------------------

OFFICERS

----------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE          LENGTH OF SERVICE         PAST FIVE YEARS                       OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------
      Karla M. Rabusch      President, since 2003     Executive Vice President of           None
      46                                              Wells Fargo Bank, N.A. and
                                                      President of Wells Fargo Funds
                                                      Management, LLC. Senior Vice
                                                      President and Chief
                                                      Administrative Officer of
                                                      Wells Fargo Funds Management,
                                                      LLC from 2001 to 2003.
----------------------------------------------------------------------------------------------------------------
      C. David Messman      Secretary, since 2000     Vice President and Managing           None
      45                                              Senior Counsel of Wells Fargo
                                                      Bank, N.A. and Senior Vice
                                                      President and Secretary of Wells
                                                      Fargo Funds Management, LLC.
                                                      Vice President and Senior Counsel
                                                      of Wells Fargo Bank, N.A. from
                                                      1996 to 2003.
----------------------------------------------------------------------------------------------------------------
      A. Erdem Cimen        Treasurer, since 2006     Vice President of Wells               None
      32                                              Fargo Bank, N.A. and Vice
                                                      President of Financial
                                                      Operations for Wells Fargo
                                                      Funds Management, LLC. Vice
                                                      President and Group Finance
                                                      Officer of Wells Fargo Bank,
                                                      N.A. Auto Finance Group from
                                                      2004 to 2006. Vice President of
                                                      Portfolio Risk Management for
                                                      Wells Fargo Bank, N.A. Auto
                                                      Finance Group in 2004. Vice
                                                      President of Portfolio Research
                                                      and Analysis for Wells Fargo
                                                      Bank, N.A. Auto Finance Group
                                                      from 2001 to 2004. Director of
                                                      Small Business Services Risk
                                                      Management for American Express
                                                      Travel Related Services from
                                                      2000 to 2001.
----------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of March 31, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

OTHER INFORMATION (UNAUDITED)         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS:

C&B LARGE CAP VALUE FUND, DIVERSIFIED EQUITY FUND, DIVERSIFIED SMALL CAP FUND, EQUITY INCOME FUND, EQUITY VALUE FUND, GROWTH EQUITY FUND, INTERNATIONAL VALUE FUND, LARGE CAP APPRECIATION FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND, SMALL COMPANY VALUE FUND, C&B LARGE CAP VALUE PORTFOLIO, DISCIPLINED GROWTH PORTFOLIO, EQUITY INCOME PORTFOLIO, EQUITY VALUE PORTFOLIO, INDEX PORTFOLIO, INTERNATIONAL CORE PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO, INTERNATIONAL INDEX PORTFOLIO, INTERNATIONAL VALUE PORTFOLIO, LARGE CAP APPRECIATION PORTFOLIO, LARGE COMPANY GROWTH PORTFOLIO, SMALL CAP INDEX PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (each, a "Trust" and collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and subadvisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and subadvisory agreements. In this regard, the Boards reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (the "Funds"); (ii) an investment subadvisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Growth Equity Fund, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio; (iii) an investment subadvisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Growth Portfolio;
(iv) an investment subadvisory agreement with Cadence Capital Management, LLC ("Cadence") for the Large Cap Appreciation Portfolio; (v) an investment subadvisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the C&B Large Cap Value Portfolio; (vi) an investment subadvisory agreement with LSV Asset Management ("LSV") for the International Value Fund and International Value Portfolio; (vii) an investment subadvisory agreement with New Star Institutional Managers Limited ("New Star") for the International Core Portfolio; (viii) an investment subadvisory agreement with Peregrine Capital Management, Inc. ("Peregrine") for the Diversified Equity Fund, Diversified Small Cap Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio; (ix) an investment subadvisory agreement with Smith Asset Management Group ("Smith") for the Diversified Equity Fund, Growth Equity Fund and Disciplined Growth Portfolio;
(x) an investment subadvisory agreement with SSgA Funds Management ("SSgA") for the International Index Portfolio; and (xi) an investment subadvisory agreement with Systematic Financial Management, L.P. ("Systematic") for the Equity Value Fund and Equity Value Portfolio. The investment advisory agreements with Funds Management and the investment subadvisory agreements with Wells Capital Management, Artisan, Cadence, Cooke & Bieler, LSV, New Star, Peregrine, Smith, SSgA and Systematic (the "Subadvisers") are collectively referred to as the "Advisory Agreements."

      More specifically, at meetings held on March 31, 2006, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Subadvisers and the continuation of the Advisory Agreements. Prior to the March 31, 2006 meetings, the Boards, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions relating to the advisory contract approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

      Because the Diversified Equity Fund, Diversified Small Cap Fund and Growth Equity Fund are gateway blended funds that invest all of their assets in the portfolios identified above and the C&B Large Cap Value Fund, Equity Income Fund, Equity Value Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund and Small Company Value Fund are gateway feeder funds that invest all of their assets in one of the portfolios identified above, which has a substantially similar investment objective and substantially similar investment strategies to the respective Fund, information provided to the Boards regarding these Funds is also applicable to the portfolios identified above, as relevant.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Subadvisers under the Advisory Agreements. The Boards also received and considered responses of Funds Management and the Subadvisers to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Boards reviewed and considered the data and information, which included, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and the Subadvisers. In this regard, the Boards specifically reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Boards evaluated the ability of Funds Management and the Subadvisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this regard, the Boards considered information regarding Funds Management's and the Subadviser's compensation program for its personnel involved in the management of the Funds.

      The Boards further considered the compliance programs and compliance records of Funds Management and the Subadvisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as the investment subadvisers.

      Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Subadvisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2005. They also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Boards noted that the performance of each Fund was better than, or not appreciably below, the median performance of each Fund's Peer Group for most time periods. The Boards noted that the performance of the Equity Income Fund, International Value Fund, Large Company Growth Fund and Small Company Growth Fund was lower than the median performance of each Fund's Peer Group for most time periods and that the performance of the C&B Large Cap Value Fund for the recent periods was lower than the median performance of the Fund's Peer Group and that these Funds required further monitoring. Accordingly, the Wells Fargo Funds Trust Board asked for a continued report on the performance of the C&B Large Cap Value Fund, Equity Income Fund, Large Company Growth Fund and Small Company Growth Fund. Upon further review, the Wells Fargo Funds Trust Board noted that the Equity Income Fund's performance had improved during 2005 and that the Large Company Growth Fund's performance had improved in the latter half of 2005 into 2006. The Boards also noted that C&B Large Cap Value Fund's underweight position in energy and utilities stocks was the primary factor contributing to the C&B Large Cap Value Fund's relative underperformance. The Board asked for continuing reports on these Funds.

      The Boards received and considered information regarding the Funds' net operating expense ratios and their various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. They also considered comparisons of these fees to the expense information for the Funds' Peer Group and Universe, which comparative data was provided by Lipper. The Boards noted that the net operating expense ratios of the Funds, except for certain classes of the Growth Equity Fund and Large Company Growth Fund, were lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios. The Boards noted that the net operating expense ratios for certain classes of the Growth Equity Fund and Large Company Growth Fund were higher than their Peer Groups' median net operating expense ratios, but the Board further noted that the Advisory Agreement Rates (as defined below) were within a reasonable range of the median rates of each Fund's Peer Group. In addition, the Boards considered that the other funds in the Growth Equity Fund's Peer Group may not be similar enough to the Growth Equity Fund in that the Fund has large cap, small cap and international portfolio holdings, resulting in a higher blended expense ratio than the multi cap value funds used in the Peer Group.

OTHER INFORMATION (UNAUDITED)         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

      Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUBADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Boards took into account the separate administrative services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment subadvisory fee rates (the "Subadvisory Agreement Rates") payable by Funds Management to the Subadvisers for investment subadvisory services. In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of the Funds' Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to the Funds' Peer Group, and reasonable in relation to the services provided.

      The Boards also reviewed and considered the Subadvisory Agreement Rates and concluded that the Subadvisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds on the one hand and Funds Management affiliates on the other. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

      The Boards did not consider a separate profitability analysis of Wells Capital Management, Peregrine and Smith, as their separate profitability from their relationships with the Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund Small Company Value Fund, Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio was not a material factor in determining whether to renew the agreements. The Boards did not consider profitability information with respect to Artisan, Cadence, Cooke & Bieler, LSV, New Star, SSgA and Systematic, which are not affiliated with Funds Management. The Boards considered that the subadvisory fees paid to Artisan, Cadence, Cooke & Bieler, LSV, New Star, SSgA and Systematic, had been negotiated by Funds Management on an arm's length basis and that Artisan's, Cadence's, Cooke & Bieler's, LSV's, New Star's, SSgA's and Systematic's separate profitability from their relationships with the Equity Value Fund, International Value Fund, C&B Large Cap Value Portfolio, Equity Value Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio and Large Cap Appreciation Portfolio, was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just in respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Subadvisers to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Subadvisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Subadvisers, giving effect to differences in services covered by such fee rates.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUBADVISERS
--------------------------------------------------------------------------------

      The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Subadvisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Subadvisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Subadvisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Subadvisers and their affiliates).

      The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's and the Subadvisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Boards reviewed detailed materials received from Funds Management and the Subadvisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards review reports of Funds Management and the Subadvisers at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and its shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

LIST OF ABBREVIATIONS                 WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depositary Receipt
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depositary Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
REITS      -- Real Estate Investment Trusts
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO           This   report  and  the   financial
ADVANTAGE FUNDS(SM) is available free        statements   contained  herein  are
upon request. To obtain literature,          submitted     for    the    general
please write, e-mail, visit the              information of the  shareholders of
Funds' Web site, or call:                    WELLS  FARGO  ADVANTAGE  FUNDS.  If
                                             this report is used for promotional
WELLS FARGO ADVANTAGE FUNDS                  purposes,   distribution   of   the
P.O. Box 8266                                report  must  be   accompanied   or
Boston, MA 02266-8266                        preceded  by a current  prospectus.
                                             For a  prospectus  containing  more
E-mail: wfaf@wellsfargo.com                  complete   information,   including
Web site: www.wellsfargo.com/                charges    and    expenses,    call
advantagefunds                               1-800-222-8222  or visit the Funds'
Retail Investment Professionals:             Web             site             at
1-888-877-9275                               www.wellsfargo.com/advantagefunds.
Institutional Investment Professionals:      Please   consider  the   investment
1-866-765-0778                               objective,   risks,   charges,  and
                                             expenses    of    the    investment
                                             carefully  before  investing.  This
                                             and other  information  about WELLS
                                             FARGO  ADVANTAGE FUNDS can be found
                                             in the current prospectus. Read the
                                             prospectus   carefully  before  you
                                             invest or send money.

                                             Wells Fargo Funds Management,  LLC,
                                             a wholly owned  subsidiary of Wells
                                             Fargo    &    Company,     provides
                                             investment       advisory       and
                                             administrative  services  for WELLS
                                             FARGO   ADVANTAGE   FUNDS.    Other
                                             affiliates of Wells Fargo & Company
                                             provide   sub-advisory   and  other
                                             services  for the Funds.  The Funds
                                             are   distributed  by  WELLS  FARGO
                                             FUNDS   DISTRIBUTOR,   LLC,  Member
                                             NASD/SIPC,  an  affiliate  of Wells
                                             Fargo & Company.

             -------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
             -------------------------------------------------------

--------------------------------------------------------------------------------
(C) 2006 Wells Fargo  |  www.wellsfargo.com/advantagefunds  |     RT056263 05-31
Advantage Funds, LLC. |                                     |  SEGF/SAR111 03/06
All rights reserved.  |                                     |


ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS

(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.

                                               Wells Fargo Master Trust


                                               By:  /S/ Karla M. Rabusch

                                                      Karla M. Rabusch
                                                      President


                                               By:  /S/ A. Erdem Cimen

                                                         A. Erdem Cimen
                                                         Treasurer

                                               Date: May 23, 2006

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of the C&B Large Cap Value Portoflio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 23, 2006


/S/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Master Trust